UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NEOS Bitcoin High Income ETF
BTCI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Bitcoin High Income ETF	$41	0.98%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,024,015,734
Number of Holdings	9
Net Advisory Fee	$5,146,307
Portfolio Turnover	1%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%
Distribution Rate	35.96%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	74.8%
iShares Bitcoin Trust ETF	15.6%
VanEck Bitcoin ETF	8.6%
First American Treasury Obligations Fund	1.1%
Northern U.S. Government Select Money Market Fund	0.0%*
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/btci/.
NEOS Bitcoin High Income ETF	PAGE 1	TSR-SAR-78433H642

NEOS Boosted Bitcoin High Income ETF
XBCI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Boosted Bitcoin High Income ETF (the “Fund” or “XBCI”) for the period of February 3, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/xbci/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Boosted Bitcoin High Income ETF	$34	0.98%
*	Amount shown reflects the expenses of the Fund from February 3, 2026 through June 30, 2026. Expenses would be higher if the reporting period represented a full six months.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$85,376,867
Number of Holdings	8
Net Advisory Fee	$137,957
Portfolio Turnover	0%
30-Day SEC Yield	2.36%
30-Day SEC Yield Unsubsidized	2.36%
Distribution Rate	58.22%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	72.8%
iShares Bitcoin Trust ETF	24.3%
First American Treasury Obligations Fund	1.2%
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	0.2%
Northern U.S. Government Select Money Market Fund	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/xbci/.
NEOS Boosted Bitcoin High Income ETF	PAGE 1	TSR-SAR-78433H527

NEOS Boosted Nasdaq-100® High Income ETF
XQQI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Boosted Nasdaq-100® High Income ETF (the “Fund” or “XQQI”) for the period of February 3, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/xqqi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Boosted Nasdaq-100® High Income ETF	$43	0.98%
*	Amount shown reflects the expenses of the Fund from February 3, 2026 through June 30, 2026. Expenses would be higher if the reporting period represented a full six months.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$253,544,873
Number of Holdings	108
Net Advisory Fee	$383,638
Portfolio Turnover	12%
30-Day SEC Yield	-0.37%
30-Day SEC Yield Unsubsidized	-0.37%
Distribution Rate	19.12%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.6%
Apple, Inc.	6.5%
Alphabet, Inc.	6.1%
Micron Technology, Inc.	5.6%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Intel Corp.	2.9%
Broadcom, Inc.	2.7%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS Boosted Nasdaq-100® High Income ETF	PAGE 1	TSR-SAR-78433H519

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/xqqi/.
NEOS Boosted Nasdaq-100® High Income ETF	PAGE 2	TSR-SAR-78433H519

NEOS Boosted S&P 500® High Income ETF
XSPI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Boosted S&P 500® High Income ETF (the “Fund” or “XSPI”) for the period of February 3, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/xspi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Boosted S&P 500® High Income ETF	$41	0.98%
*	Amount shown reflects the expenses of the Fund from February 3, 2026 through June 30, 2026. Expenses would be higher if the reporting period represented a full six months.
**	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$73,469,685
Number of Holdings	511
Net Advisory Fee	$135,231
Portfolio Turnover	8%
30-Day SEC Yield	0.14%
30-Day SEC Yield Unsubsidized	0.14%
Distribution Rate	16.51%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
First American Treasury Obligations Fund	1.7%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS Boosted S&P 500® High Income ETF	PAGE 1	TSR-SAR-78433H493

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/xspi/.
NEOS Boosted S&P 500® High Income ETF	PAGE 2	TSR-SAR-78433H493

NEOS Enhanced Income 1-3 Month T-Bill ETF
CSHI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 1-3 Month T-Bill ETF	$19	0.38%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,408,096,151
Number of Holdings	23
Net Advisory Fee	$1,970,905
Portfolio Turnover	0%
30-Day SEC Yield	3.23%
30-Day SEC Yield Unsubsidized	3.23%
Distribution Rate	4.72%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	99.1%
Northern U.S. Government Select Money Market Fund	0.5%
First American Treasury Obligations Fund	0.4%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/cshi/.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 1	TSR-SAR-78433H501

NEOS Enhanced Income 20+ Year Treasury Bond ETF
TLTI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$29	0.58%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$16,422,240
Number of Holdings	9
Net Advisory Fee	$36,599
Portfolio Turnover	0%
30-Day SEC Yield	4.42%
30-Day SEC Yield Unsubsidized	4.42%
Distribution Yield	6.05%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Note/Bond	96.8%
Northern US Government Money Market Fund	1.2%
First American Treasury Obligations Fund	0.3%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/tlti/.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	PAGE 1	TSR-SAR-78433H592

NEOS Enhanced Income Aggregate Bond ETF
BNDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Aggregate Bond ETF	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$182,026,522
Number of Holdings	10
Net Advisory Fee	$434,399
Portfolio Turnover	0%
30-Day SEC Yield	3.45%
30-Day SEC Yield Unsubsidized	3.41%
Distribution Rate	5.81%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
iShares Core U.S. Aggregate Bond ETF	49.6%
Vanguard Total Bond Market ETF	49.5%
Northern U.S. Government Select Money Market Fund	0.7%
First American Treasury Obligations Fund	0.3%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/bndi/.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 1	TSR-SAR-78433H402

NEOS Enhanced Income Credit Select ETF
HYBI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF	$31	0.62%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$224,304,615
Number of Holdings	11
Net Advisory Fee	$653,993
Portfolio Turnover	178%
30-Day SEC Yield	6.19%
30-Day SEC Yield Unsubsidized	6.16%
Distribution Rate	8.15%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Xtrackers USD High Yield Corporate Bond ETF	32.3%
iShares Broad USD High Yield Corporate Bond ETF	32.0%
State Street SPDR Portfolio High Yield Bond ETF	31.3%
First American Treasury Obligations Fund	3.6%
Northern US Government Money Market Fund	0.9%
S&P 500 Index Purchased/Written Options	0.0%*
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/hybi/.
NEOS Enhanced Income Credit Select ETF	PAGE 1	TSR-SAR-78433H584

NEOS Ethereum High Income ETF
NEHI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Ethereum High Income ETF (the “Fund” or “NEHI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/nehi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Ethereum High Income ETF	$38	0.98%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$62,753,230
Number of Holdings	8
Net Advisory Fee	$225,434
Portfolio Turnover	4%
30-Day SEC Yield	2.65%
30-Day SEC Yield Unsubsidized	2.65%
Distribution Rate	50.83%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	75.7%
iShares Ethereum Trust ETF	24.2%
First American Treasury Obligations Fund	1.1%
Northern U.S. Government Select Money Market Fund	0.0%*
iShares Ethereum Trust ETF Purchased/Written Options	-0.9%
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/nehi/.
NEOS Ethereum High Income ETF	PAGE 1	TSR-SAR-78433H535

NEOS Gold High Income ETF
IAUI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Gold High Income ETF (the “Fund” or “IAUI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/iaui/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Gold High Income ETF	$37	0.78%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$447,911,655
Number of Holdings	9
Net Advisory Fee	$1,536,450
Portfolio Turnover	3%
30-Day SEC Yield	2.35%
30-Day SEC Yield Unsubsidized	2.35%
Distribution Rate	14.44%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	75.0%
Goldman Sachs Physical Gold ETF	24.2%
First American Treasury Obligations Fund	1.1%
Northern U.S. Government Select Money Market Fund	0.0%*
SPDR Gold Shares Purchased/Written Options	-0.4%
*	Represents less than 0.05%.
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/iaui/.
NEOS Gold High Income ETF	PAGE 1	TSR-SAR-78433H550

NEOS Long/Short Equity Income ETF
NLSI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Long/Short Equity Income ETF (the “Fund” or “NLSI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/nlsi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*,**
NEOS Long/Short Equity Income ETF	$160	3.19%
*	Annualized
**	Includes expenses from securities sold short.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,592,729
Number of Holdings	68
Net Advisory Fee	$14,760
Portfolio Turnover	257%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Distribution Rate	5.04%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Long Security Issuers
Micron Technology, Inc.	18.0%
F5, Inc.	4.9%
Progressive Corp.	4.8%
Adobe, Inc.	4.3%
Jack Henry & Associates, Inc.	4.2%
Universal Health Services, Inc.	4.1%
Insulet Corp.	4.0%
Veeva Systems, Inc.	4.0%
PTC, Inc.	4.0%
NVIDIA Corp.	4.0%

Top 10 Short Security Issuers
Quanta Services, Inc.	-2.5%
Targa Resources Corp.	-2.3%
Fifth Third Bancorp	-2.1%
Starbucks Corp.	-2.1%
Williams Cos., Inc.	-2.0%
Simon Property Group, Inc.	-2.0%
Humana, Inc.	-2.0%
Lam Research Corp.	-2.0%
3M Co.	-2.0%
Waters Corp.	1.9%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS Long/Short Equity Income ETF	PAGE 1	TSR-SAR-78433H477

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/nlsi/.
NEOS Long/Short Equity Income ETF	PAGE 2	TSR-SAR-78433H477

NEOS MLP & Energy Infrastructure High Income ETF
MLPI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS MLP & Energy Infrastructure High Income ETF (the “Fund” or “MLPI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/mlpi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS MLP & Energy Infrastructure High Income ETF	$37	0.68%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$679,457,559
Number of Holdings	28
Net Advisory Fee	$1,389,202
Portfolio Turnover	14%
30-Day SEC Yield	3.37%
30-Day SEC Yield Unsubsidized	3.37%
Distribution Rate	12.62%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Williams Cos., Inc.	9.5%
Enbridge, Inc.	9.4%
TC Energy Corp.	7.6%
Kinder Morgan, Inc.	6.5%
Targa Resources Corp.	5.7%
ONEOK, Inc.	5.4%
Cheniere Energy, Inc.	4.7%
DT Midstream, Inc.	4.5%
Energy Transfer LP	4.5%
Pembina Pipeline Corp.	4.4%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
NEOS MLP & Energy Infrastructure High Income ETF	PAGE 1	TSR-SAR-78433H485

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/mlpi/.
NEOS MLP & Energy Infrastructure High Income ETF	PAGE 2	TSR-SAR-78433H485

NEOS MSCI EAFE High Income ETF
NIHI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS MSCI EAFE High Income ETF (the “Fund” or “NIHI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/nihi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS MSCI EAFE High Income ETF	$31	0.61%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$178,984,957
Number of Holdings	4
Net Advisory Fee	$418,827
Portfolio Turnover	1%
30-Day SEC Yield	2.77%
30-Day SEC Yield Unsubsidized	2.70%
Distribution Rate	10.46%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
iShares Core MSCI EAFE ETF	98.6%
First American Treasury Obligations Fund	1.9%
MSCI EAFE Index Written Options	-0.8%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/nihi/.
NEOS MSCI EAFE High Income ETF	PAGE 1	TSR-SAR-78433H543

NEOS Nasdaq-100® Hedged Equity Income ETF
QQQH (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF	$35	0.68%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$389,003,615
Number of Holdings	107
Net Advisory Fee	$1,216,859
Portfolio Turnover	5%
30-Day SEC Yield	-0.04%
30-Day SEC Yield Unsubsidized	-0.04%
Distribution Rate	8.77%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Alphabet, Inc.	6.3%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.4%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	4.1%
Tesla, Inc.	3.3%
Intel Corp.	3.1%
Broadcom, Inc.	2.8%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 1	TSR-SAR-78433H576

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/qqqh/.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 2	TSR-SAR-78433H576

NEOS Nasdaq-100® High Income ETF
QQQI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® High Income ETF (the “Fund” or “QQQI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® High Income ETF	$36	0.68%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,088,431,289
Number of Holdings	105
Net Advisory Fee	$33,790,960
Portfolio Turnover	18%
30-Day SEC Yield	-0.02%
30-Day SEC Yield Unsubsidized	-0.02%
Distribution Rate	13.38%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.7%
Apple, Inc.	6.6%
Alphabet, Inc.	6.4%
Micron Technology, Inc.	5.6%
Microsoft Corp.	4.4%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.3%
Intel Corp.	3.0%
Broadcom, Inc.	2.8%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS Nasdaq-100® High Income ETF	PAGE 1	TSR-SAR-78433H675

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/qqqi/.
NEOS Nasdaq-100® High Income ETF	PAGE 2	TSR-SAR-78433H675

NEOS Real Estate High Income ETF
IYRI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Real Estate High Income ETF	$35	0.68%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$285,049,267
Number of Holdings	65
Net Advisory Fee	$805,735
Portfolio Turnover	0%
30-Day SEC Yield	3.03%
30-Day SEC Yield Unsubsidized	3.03%
Distribution Rate	10.96%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Welltower, Inc.	10.7%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.7%
Digital Realty Trust, Inc.	4.3%
Realty Income Corp.	4.1%
American Tower Corp.	3.9%
Public Storage	3.7%
Ventas, Inc.	3.0%
CBRE Group, Inc.	2.9%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
NEOS Real Estate High Income ETF	PAGE 1	TSR-SAR-78433H618

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/iyri/.
NEOS Real Estate High Income ETF	PAGE 2	TSR-SAR-78433H618

NEOS Russell 2000® High Income ETF
IWMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF (the “Fund” or “IWMI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Russell 2000® High Income ETF	$34	0.62%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,029,748,118
Number of Holdings	4
Net Advisory Fee	$2,202,284
Portfolio Turnover	8%
30-Day SEC Yield	0.50%
30-Day SEC Yield Unsubsidized	0.44%
Distribution Rate	13.54%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Vanguard Russell 2000 ETF	100.4%
First American Treasury Obligations Fund	0.7%
Russell 2000 Index Written Options	-1.0%
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/iwmi/.
NEOS Russell 2000® High Income ETF	PAGE 1	TSR-SAR-78433H634

NEOS S&P 500® Hedged Equity Income ETF
SPYH (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® Hedged Equity Income ETF	$35	0.68%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,231,822
Number of Holdings	491
Net Advisory Fee	$84,408
Portfolio Turnover	1%
30-Day SEC Yield	0.50%
30-Day SEC Yield Unsubsidized	0.50%
Distribution Rate	7.73%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Advanced Micro Devices, Inc.	1.5%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS S&P 500® Hedged Equity Income ETF	PAGE 1	TSR-SAR-78433H568

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/spyh/.
NEOS S&P 500® Hedged Equity Income ETF	PAGE 2	TSR-SAR-78433H568

NEOS S&P 500® High Income ETF
SPYI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® High Income ETF	$35	0.68%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$10,442,084,376
Number of Holdings	510
Net Advisory Fee	$28,901,855
Portfolio Turnover	7%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%
Distribution Rate	11.87%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%
Sector Breakdown
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or
NEOS S&P 500® High Income ETF	PAGE 1	TSR-SAR-78433H303

increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information  visit https://neosfunds.com/spyi/.
NEOS S&P 500® High Income ETF	PAGE 2	TSR-SAR-78433H303

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Semi-Annual Financial Statements and
Additional Information
June 30, 2026 (Unaudited)

NEOS Bitcoin High Income ETF	| BTCI	| Cboe BZX Exchange, Inc.
NEOS Boosted Bitcoin High Income ETF	| XBCI	| Nasdaq Stock Market LLC
NEOS Boosted Nasdaq-100® High Income ETF	| XQQI	| Nasdaq Stock Market LLC
NEOS Boosted S&P 500® High Income ETF	| XSPI	| Nasdaq Stock Market LLC
NEOS Enhanced Income 1-3 Month T-Bill ETF	| CSHI	| NYSE Arca, Inc.
NEOS Enhanced Income 20+ Year Treasury Bond ETF	| TLTI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca, Inc.
NEOS Enhanced Income Credit Select ETF	| HYBI	| Nasdaq Stock Market LLC
NEOS Ethereum High Income ETF	| NEHI	| Cboe BZX Exchange, Inc.
NEOS Gold High Income ETF	| IAUI	| Cboe BZX Exchange, Inc.
NEOS Long/Short Equity Income ETF	| NLSI	| Cboe BZX Exchange, Inc.
NEOS MLP & Energy Infrastructure High Income ETF	| MLPI	| Cboe BZX Exchange, Inc.
NEOS MSCI EAFE High Income ETF	| NIHI	| Cboe BZX Exchange, Inc.
NEOS Nasdaq-100® Hedged Equity Income ETF	| QQQH	| Nasdaq Stock Market LLC
NEOS Nasdaq-100® High Income ETF	| QQQI	| Nasdaq Stock Market LLC
NEOS Real Estate High Income ETF	| IYRI	| Cboe BZX Exchange, Inc.
NEOS Russell 2000® High Income ETF	| IWMI	| Cboe BZX Exchange, Inc.
NEOS S&P 500® Hedged Equity Income ETF	| SPYH	| Cboe BZX Exchange, Inc.
NEOS S&P 500® High Income ETF	| SPYI	| Cboe BZX Exchange, Inc.

TABLE OF CONTENTS(Continued)

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 24.2%
iShares Bitcoin Trust ETF(a)		4,801,190	$159,831,615
VanEck Bitcoin ETF(a)		5,282,111	87,735,864
TOTAL EXCHANGE TRADED FUNDS (Cost $387,377,221)			247,567,479
	Notional Amount	Contracts
PURCHASED OPTIONS - 7.6%
Call Options - 7.6%
CBOE Bitcoin U.S. ETF Index(b)(c)
Expiration: 10/16/2026; Exercise Price: $1,390.00	$767,151,350	5,542	77,588,000
TOTAL PURCHASED OPTIONS (Cost $76,047,451)			77,588,000
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 74.8%
3.61%, 08/04/2026(d)		$768,672,000	766,055,341
TOTAL U.S. TREASURY BILLS (Cost $766,071,973)			766,055,341
		Shares
MONEY MARKET FUNDS - 1.1%
First American Treasury Obligations Fund - Class X, 3.58%(e)		11,219,277	11,219,277
Northern U.S. Government Select Money Market Fund, 3.46%(e)		968	968
TOTAL MONEY MARKET FUNDS (Cost $11,220,245)			11,220,245
TOTAL INVESTMENTS - 107.7% (Cost $1,240,716,890)			$1,102,431,065
Liabilities in Excess of Other Assets - (7.7)%			(78,415,331)
TOTAL NET ASSETS - 100.0%			$1,024,015,734

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

NEOS Bitcoin High Income ETF
Consolidated Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.6)%
Call Options - (1.1)%
CBOE Bitcoin U.S. ETF Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $1,490.00	$(204,592,150)	(1,478)	$(6,946,600)
Expiration: 08/21/2026; Exercise Price: $1,550.00	(204,592,150)	(1,478)	(4,434,000)
Total Call Options			(11,380,600)
Put Options - (6.5)%
CBOE Bitcoin U.S. ETF Index(a)(b)
Expiration: 10/16/2026; Exercise Price: $1,390.00	(767,151,350)	(5,542)	(66,504,000)
TOTAL WRITTEN OPTIONS (Premiums received $78,276,260)			$(77,884,600)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

NEOS BOOSTED BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 24.3%
iShares Bitcoin Trust ETF(a)		623,373	$20,752,087
TOTAL EXCHANGE TRADED FUNDS (Cost $25,408,102)			20,752,087
	Notional Amount	Contracts
PURCHASED OPTIONS - 12.6%
Call Options - 12.6%
CBOE Bitcoin U.S. ETF Index(b)(c)
Expiration: 10/16/2026; Exercise Price: $1,390.00	$106,171,975	767	10,738,000
TOTAL PURCHASED OPTIONS (Cost $10,524,792)			10,738,000
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 72.8%
3.62%, 08/04/2026(d)		$62,381,000	62,168,647
TOTAL U.S. TREASURY BILLS (Cost $62,169,302)			62,168,647
		Shares
MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class X, 3.58%(e)		982,523	982,523
Northern U.S. Government Select Money Market Fund, 3.46%(e)		356	356
TOTAL MONEY MARKET FUNDS (Cost $982,879)			982,879
TOTAL INVESTMENTS - 110.9% (Cost $99,085,075)			$94,641,613
Liabilities in Excess of Other Assets - (10.9)%			(9,264,746)
TOTAL NET ASSETS - 100.0%			$85,376,867

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

NEOS BOOSTED BITCOIN HIGH INCOME ETF
Consolidated Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.4)%
Call Options - (1.6)%
CBOE Bitcoin U.S. ETF Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $1,490.00	$(25,470,200)	(184)	$(864,800)
Expiration: 08/21/2026; Exercise Price: $1,550.00	(25,470,200)	(184)	(552,000)
Total Call Options			(1,416,800)
Put Options - (10.8)%
CBOE Bitcoin U.S. ETF Index(a)(b) Expiration: 10/16/2026; Exercise Price: $1,390.00	(106,171,975)	(767)	(9,204,000)
TOTAL WRITTEN OPTIONS (Premiums received $10,682,426)			$(10,620,800)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

NEOS BOOSTED NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc.(a)	544	$304,972
Honeywell Aerospace, Inc.(a)	3,184	703,808
Rocket Lab Corp.(a)	6,340	644,461
		1,653,241
Automobiles - 3.2%
Tesla, Inc.(a)	19,224	8,085,614
Beverages - 1.4%
Coca-Cola Europacific Partners PLC	3,710	371,260
Keurig Dr. Pepper, Inc.	12,203	399,404
Monster Beverage Corp.(a)	8,648	831,246
PepsiCo, Inc.	14,039	1,900,880
		3,502,790
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc.(a)	1,049	315,781
Amgen, Inc.	5,431	1,966,674
Gilead Sciences, Inc.	12,639	1,596,811
Regeneron Pharmaceuticals, Inc.	876	546,221
Vertex Pharmaceuticals, Inc.(a)	2,325	1,154,897
		5,580,384
Broadline Retail - 4.4%
Amazon.com, Inc.(a)	41,779	9,957,607
MercadoLibre, Inc.(a)	399	677,258
PDD Holdings, Inc. - ADR(a)	6,003	457,909
		11,092,774
Chemicals - 0.9%
Linde PLC	4,496	2,333,154
Commercial Services & Supplies - 0.3%
Cintas Corp.	3,238	550,719
Copart, Inc.(a)	8,648	243,787
		794,506
Communications Equipment - 2.1%
Cisco Systems, Inc.	41,475	4,871,653
Lumentum Holdings, Inc.(a)	643	551,733
		5,423,386
Construction & Engineering - 0.2%
Ferrovial NV	6,361	436,428
Consumer Staples Distribution & Retail - 4.0%
Costco Wholesale Corp.	4,552	4,258,259
Walmart, Inc.	52,045	5,894,617
		10,152,876

The accompanying notes are an integral part of these financial statements.

5

NEOS BOOSTED NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 93.9% (Continued)
Electric Utilities - 1.0%
American Electric Power Co., Inc.	5,392	$737,680
Constellation Energy Corp.	3,518	873,766
Exelon Corp.	8,986	418,927
Xcel Energy, Inc.	5,295	425,188
		2,455,561
Energy Equipment & Services - 0.2%
Baker Hughes Co.	8,434	468,087
Entertainment - 1.8%
Electronic Arts, Inc.	1,951	400,033
Netflix, Inc.(a)	44,217	3,157,094
Take-Two Interactive Software, Inc.(a)	1,692	422,966
Warner Bros. Discovery, Inc.(a)	21,896	583,747
		4,563,840
Financial Services - 0.1%
PayPal Holdings, Inc.	8,903	384,432
Food Products - 0.3%
Kraft Heinz Co.	10,253	242,176
Mondelez International, Inc. - Class A	11,131	643,817
		885,993
Ground Transportation - 0.4%
CSX Corp.	16,544	786,336
Old Dominion Freight Line, Inc.	1,540	333,564
		1,119,900
Health Care Equipment & Supplies - 0.9%
Dexcom, Inc.(a)	3,094	208,381
GE HealthCare Technologies, Inc.	3,930	251,559
IDEXX Laboratories, Inc.(a)	610	321,129
Intuitive Surgical, Inc.(a)	3,537	1,406,594
		2,187,663
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. - Class A(a)	3,510	502,281
Booking Holdings, Inc.	7,065	1,259,266
DoorDash, Inc. - Class A(a)	3,478	641,795
Marriott International, Inc. - Class A	2,604	965,017
Starbucks Corp.	9,912	1,012,907
		4,381,266
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	3,184	712,786

The accompanying notes are an integral part of these financial statements.

6

NEOS BOOSTED NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 93.9% (Continued)
Interactive Media & Services - 8.6%
Alphabet, Inc. - Class A	22,340	$7,983,646
Alphabet, Inc. - Class C	20,934	7,396,610
Meta Platforms, Inc. - Class A	11,245	6,334,196
		21,714,452
IT Services - 0.6%
CoreWeave, Inc. - Class A(a)	1,187	118,154
Shopify, Inc. - Class A(a)	12,711	1,451,342
		1,569,496
Machinery - 0.2%
PACCAR, Inc.	4,497	540,180
Media - 0.3%
Comcast Corp. - Class A	32,385	795,052
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	2,600	457,028
Professional Services - 0.5%
Automatic Data Processing, Inc.	3,526	789,648
Paychex, Inc.	3,085	303,348
Thomson Reuters Corp.	3,733	304,874
		1,397,870
Semiconductors & Semiconductor Equipment - 35.9%(b)
Advanced Micro Devices, Inc.(a)	18,015	10,465,094
Analog Devices, Inc.	4,955	1,967,977
Applied Materials, Inc.	8,743	6,321,189
ARM Holdings PLC - ADR(a)	4,731	1,677,471
ASML Holding NV	1,009	2,007,345
Astera Labs, Inc.(a)	1,904	919,670
Broadcom, Inc.	18,064	6,823,676
Intel Corp.(a)	53,437	7,461,408
KLA Corp.	14,394	4,342,814
Lam Research Corp.	13,107	5,679,656
Marvell Technology, Inc.	8,992	2,678,627
Microchip Technology, Inc.	4,471	407,755
Micron Technology, Inc.	12,396	14,308,579
Monolithic Power Systems, Inc.	341	471,385
NVIDIA Corp.	96,650	19,338,698
NXP Semiconductors NV	2,326	653,676
QUALCOMM, Inc.	11,207	2,070,942
Teradyne, Inc.	1,726	835,108
Texas Instruments, Inc.	8,919	2,658,486
		91,089,556

The accompanying notes are an integral part of these financial statements.

7

NEOS BOOSTED NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 93.9% (Continued)
Software - 10.4%
Adobe, Inc.(a)	3,514	$720,440
AppLovin Corp. - Class A(a)	3,066	1,579,695
Autodesk, Inc.(a)	1,944	377,952
Cadence Design Systems, Inc.(a)	2,642	991,595
Crowdstrike Holdings, Inc. - Class A(a)	2,466	1,881,903
Datadog, Inc. - Class A(a)	2,653	690,735
Fortinet, Inc.(a)	6,313	969,803
Intuit, Inc.	2,641	689,301
Microsoft Corp.	28,841	10,758,270
Nebius Group NV - Class A(a)	2,438	673,302
Palantir Technologies, Inc. - Class A(a)	23,762	2,772,313
Palo Alto Networks, Inc.(a)	7,988	2,724,068
Roper Technologies, Inc.	889	300,829
Strategy, Inc. - Class A(a)	2,459	213,761
Synopsys, Inc.(a)	1,711	763,226
Workday, Inc. - Class A(a)	1,561	191,098
		26,298,291
Specialty Retail - 0.5%
O’Reilly Automotive, Inc.(a)	7,129	656,510
Ross Stores, Inc.	2,724	579,803
		1,236,313
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	57,120	16,528,243
Sandisk Corp.(a)	1,633	3,713,001
Seagate Technology Holdings PLC	2,454	2,368,110
Western Digital Corp.	3,150	2,011,968
		24,621,322
Trading Companies & Distributors - 0.2%
Fastenal Co.	10,306	494,997
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.	10,198	1,710,511
TOTAL COMMON STOCKS (Cost $220,099,772)		238,139,749

The accompanying notes are an integral part of these financial statements.

8

NEOS BOOSTED NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited) (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.8%
Call Options - 2.8%
NASDAQ-100® Index(c)(d)
Expiration: 10/16/2026; Exercise Price: $30,300.00	$118,077,765	39	$6,978,270
TOTAL PURCHASED OPTIONS (Cost $7,121,830)			6,978,270

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Treasury Obligations Fund - Class X, 3.58%(e)	3,288,034	3,288,034
Northern U.S. Government Select Money Market Fund, 3.46%(e)	386	386
TOTAL MONEY MARKET FUNDS (Cost $3,288,420)		3,288,420
TOTAL INVESTMENTS - 98.0% (Cost $230,510,022)		$248,406,439
Other Assets in Excess of Liabilities - 2.0%		5,138,434
TOTAL NET ASSETS - 100.0%		$253,544,873

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”)was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

NEOS BOOSTED NASDAQ-100® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (1.1)%
NASDAQ-100® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $31,225.00	$(78,718,510)	(26)	$(1,789,840)
Expiration: 08/21/2026; Exercise Price: $31,900.00	(78,718,510)	(26)	(1,144,520)
Total Call Options			(2,934,360)
Put Options - (2.3)%
NASDAQ-100® Index(a)(b)
Expiration: 10/16/2026; Exercise Price: $30,300.00	(118,077,765)	(39)	(5,790,915)
TOTAL WRITTEN OPTIONS (Premiums received $8,664,407)			$(8,725,275)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

10

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc.(a)	91	$51,015
Boeing Co.(a)	910	196,988
General Dynamics Corp.	288	102,021
General Electric Co.	1,190	444,739
Honeywell Aerospace, Inc.(a)	327	72,183
Howmet Aerospace, Inc.	445	119,643
Huntington Ingalls Industries, Inc.	45	12,595
L3Harris Technologies, Inc.	212	61,605
Lockheed Martin Corp.	231	117,685
Northrop Grumman Corp.	148	75,378
RTX Corp.	1,536	291,425
Textron, Inc.	182	16,695
TransDigm Group, Inc.	64	85,250
		1,647,222
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	113	21,282
Expeditors International of Washington, Inc.	148	24,121
FedEx Corp.	249	77,969
United Parcel Service, Inc. - Class B	797	85,678
		209,050
Automobile Components - 0.0%(b)
Aptiv PLC(a)	224	13,749
Automobiles - 2.0%
Ford Motor Co.	4,248	59,047
General Motors Co.	960	73,997
Tesla, Inc.(a)	3,169	1,332,881
		1,465,925
Banks - 3.4%
Bank of America Corp.	7,469	425,584
Citigroup, Inc.	1,925	269,423
Citizens Financial Group, Inc.	447	31,321
Fifth Third Bancorp	888	50,057
Huntington Bancshares, Inc.	2,220	39,361
JPMorgan Chase & Co.	3,086	1,010,140
KeyCorp	977	22,520
M&T Bank Corp.	148	35,225
PNC Financial Services Group, Inc.	444	109,322
Regions Financial Corp.	911	27,512
Truist Financial Corp.	1,335	66,510
US Bancorp	1,663	100,445
Wells Fargo & Co.	3,474	287,091
		2,474,511

The accompanying notes are an integral part of these financial statements.

11

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Beverages - 1.0%
Brown-Forman Corp. - Class B	175	$4,664
Coca-Cola Co.	4,460	362,464
Constellation Brands, Inc. - Class A	148	20,585
Keurig Dr. Pepper, Inc.	1,422	46,542
Molson Coors Beverage Co. - Class B	206	8,026
Monster Beverage Corp.(a)	797	76,608
PepsiCo, Inc.	1,520	205,808
		724,697
Biotechnology - 1.6%
AbbVie, Inc.	2,030	510,829
Amgen, Inc.	596	215,824
Biogen, Inc.(a)	148	31,977
Gilead Sciences, Inc.	1,376	173,844
Incyte Corp.(a)	178	20,178
Moderna, Inc.(a)	369	25,841
Regeneron Pharmaceuticals, Inc.	115	71,707
Vertex Pharmaceuticals, Inc.(a)	291	144,548
		1,194,748
Broadline Retail - 3.7%
Amazon.com, Inc.(a)	11,222	2,674,651
eBay, Inc.	473	52,858
		2,727,509
Building Products - 0.5%
A O Smith Corp. - Class A	148	9,283
Allegion PLC	75	10,537
Builders FirstSource, Inc.(a)	113	10,111
Carrier Global Corp.	818	60,000
Johnson Controls International PLC	653	95,410
Lennox International, Inc.	37	21,199
Masco Corp.	203	16,518
Trane Technologies PLC	254	124,755
		347,813
Capital Markets - 2.9%
Ameriprise Financial, Inc.	103	47,252
Ares Management Corp. - Class A	219	24,377
Bank of New York Mellon Corp.	783	113,230
Blackrock, Inc.	166	159,619
Blackstone, Inc.	797	93,783
Cboe Global Markets, Inc.	75	18,200
Charles Schwab Corp.	1,886	174,021
CME Group, Inc. - Class A	419	92,528
Coinbase Global, Inc. - Class A(a)	219	32,016

The accompanying notes are an integral part of these financial statements.

12

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Capital Markets - 2.9% (Continued)
FactSet Research Systems, Inc.	42	$9,663
Franklin Resources, Inc.	319	10,613
Goldman Sachs Group, Inc.	339	342,854
Interactive Brokers Group, Inc. - Class A	473	41,170
Intercontinental Exchange, Inc.	649	79,898
Invesco Ltd.	495	13,063
KKR & Co., Inc.	743	68,193
Moody’s Corp.	148	67,032
Morgan Stanley	1,376	287,639
MSCI, Inc.	82	45,923
Nasdaq, Inc.	508	40,041
Northern Trust Corp.	192	33,377
Raymond James Financial, Inc.	184	27,974
Robinhood Markets, Inc. - Class A(a)	904	90,653
S&P Global, Inc.	349	142,134
State Street Corp.	296	50,202
T. Rowe Price Group, Inc.	219	24,898
		2,130,353
Chemicals - 1.0%
Air Products and Chemicals, Inc.	257	75,347
Albemarle Corp.	113	15,258
CF Industries Holdings, Inc.	148	16,023
Corteva, Inc.	692	58,606
Dow, Inc.	805	22,025
DuPont de Nemours, Inc.	128	17,407
Ecolab, Inc.	290	80,797
International Flavors & Fragrances, Inc.	250	19,805
Linde PLC	527	273,481
LyondellBasell Industries NV - Class A	253	13,320
Mosaic Co.	393	8,328
PPG Industries, Inc.	219	26,563
Sherwin-Williams Co.	263	90,556
		717,516
Commercial Services & Supplies - 0.4%
Cintas Corp.	364	61,909
Copart, Inc.(a)	930	26,217
Republic Services, Inc.	202	43,042
Rollins, Inc.	341	14,233
Veralto Corp.	251	22,259
Waste Management, Inc.	422	94,055
		261,715
Communications Equipment - 1.3%
Arista Networks, Inc.(a)	1,160	197,061
Ciena Corp.(a)	160	78,490

The accompanying notes are an integral part of these financial statements.

13

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Communications Equipment - 1.3% (Continued)
Cisco Systems, Inc.	4,544	$533,738
F5, Inc.(a)	64	26,621
Lumentum Holdings, Inc.(a)	88	75,509
Motorola Solutions, Inc.	190	78,905
		990,324
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	40	79,278
EMCOR Group, Inc.	51	42,324
Quanta Services, Inc.	172	123,847
		245,449
Construction Materials - 0.2%
CRH PLC	692	74,044
Martin Marietta Materials, Inc.	69	39,792
Vulcan Materials Co.	148	43,662
		157,498
Consumer Finance - 0.5%
American Express Co.	594	200,920
Capital One Financial Corp.	717	143,845
Synchrony Financial	364	27,682
		372,447
Consumer Staples Distribution & Retail - 1.7%
Casey’s General Stores, Inc.	42	33,381
Costco Wholesale Corp.	508	475,219
Dollar General Corp.	219	25,209
Dollar Tree, Inc.(a)	190	22,980
Kroger Co.	635	35,262
Sysco Corp.	508	42,459
Target Corp.	473	61,778
Walmart, Inc.	4,953	560,977
		1,257,265
Containers & Packaging - 0.2%
Amcor PLC	530	22,975
Avery Dennison Corp.	56	9,092
Ball Corp.	259	16,162
International Paper Co.	612	23,317
Packaging Corp. of America	65	15,488
Smurfit Westrock PLC	537	24,842
		111,876
Distributors - 0.0%(b)
Genuine Parts Co.	148	17,461

The accompanying notes are an integral part of these financial statements.

14

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	8,030	$166,221
Verizon Communications, Inc.	4,515	191,165
		357,386
Electric Utilities - 1.4%
Alliant Energy Corp.	250	19,072
American Electric Power Co., Inc.	613	83,864
Constellation Energy Corp.	375	93,139
Duke Energy Corp.	813	102,909
Edison International	388	28,887
Entergy Corp.	473	54,329
Evergy, Inc.	239	20,657
Eversource Energy	389	28,113
Exelon Corp.	1,080	50,350
FirstEnergy Corp.	537	25,529
NextEra Energy, Inc.	2,375	208,454
NRG Energy, Inc.	219	31,987
PG&E Corp.	2,368	39,830
Pinnacle West Capital Corp.	148	15,836
PPL Corp.	821	29,843
Southern Co.	1,231	117,819
Xcel Energy, Inc.	653	52,436
		1,003,054
Electrical Equipment - 1.3%
AMETEK, Inc.	219	52,985
Eaton Corp. PLC	444	189,197
Emerson Electric Co.	635	90,900
GE Vernova, Inc.	296	347,759
Generac Holdings, Inc.(a)	67	19,618
Hubbell, Inc.	61	31,915
Rockwell Automation, Inc.	126	62,380
Vertiv Holdings Co. - Class A	431	144,308
		939,062
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. - Class A	1,371	241,735
CDW Corp.	148	20,814
Coherent Corp.(a)	223	87,967
Corning, Inc.	937	239,338
Flex Ltd.(a)	425	68,880
Jabil, Inc.	121	46,643
Keysight Technologies, Inc.(a)	198	69,314
TE Connectivity PLC	313	63,104
Teledyne Technologies, Inc.(a)	53	35,345
Zebra Technologies Corp. - Class A(a)	54	14,216
		887,356

The accompanying notes are an integral part of these financial statements.

15

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Energy Equipment & Services - 0.2%
Baker Hughes Co.	1,087	$60,329
Halliburton Co.	942	31,981
SLB Ltd.	1,568	72,896
		165,206
Entertainment - 1.0%
Electronic Arts, Inc.	219	44,904
Live Nation Entertainment, Inc.(a)	148	27,100
Netflix, Inc.(a)	4,747	338,936
Take-Two Interactive Software, Inc.(a)	174	43,497
TKO Group Holdings, Inc. – Class A	33	6,643
Walt Disney Co.	1,884	181,335
Warner Bros. Discovery, Inc.(a)	2,626	70,009
		712,424
Financial Services - 3.3%
Apollo Global Management, Inc.	508	60,102
Berkshire Hathaway, Inc. - Class B(a)	2,090	1,045,815
Block, Inc. – Class A(a)	555	42,180
Corpay, Inc.(a)	73	24,329
Fidelity National Information Services, Inc.	535	20,801
Fiserv, Inc.(a)	547	26,830
Global Payments, Inc.	252	18,285
Jack Henry & Associates, Inc.	53	7,300
Mastercard, Inc. - Class A	924	474,566
PayPal Holdings, Inc.	970	41,885
Visa, Inc. - Class A	1,892	649,126
		2,411,219
Food Products - 0.3%
Archer-Daniels-Midland Co.	494	37,742
Bunge Global SA	148	15,796
Conagra Brands, Inc.	495	6,663
General Mills, Inc.	612	21,298
Hershey Co.	148	25,967
Hormel Foods Corp.	309	7,669
J M Smucker Co.	95	10,687
Kraft Heinz Co.	901	21,282
McCormick & Co., Inc.	250	12,605
Mondelez International, Inc. - Class A	1,359	78,604
Tyson Foods, Inc. - Class A	296	16,946
		255,259
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	148	25,496

The accompanying notes are an integral part of these financial statements.

16

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Ground Transportation - 0.8%
CSX Corp.	1,969	$93,587
Fedex Freight Holding Co., Inc.(a)	79	11,853
JB Hunt Transport Services, Inc.	84	24,312
Norfolk Southern Corp.	256	80,535
Old Dominion Freight Line, Inc.	178	38,555
Uber Technologies, Inc.(a)	2,282	164,669
Union Pacific Corp.	653	177,616
		591,127
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	1,960	177,850
Align Technology, Inc.(a)	49	8,264
Baxter International, Inc.	532	11,342
Becton Dickinson & Co.	315	47,669
Boston Scientific Corp.(a)	1,665	71,062
Cooper Cos., Inc.(a)	204	14,629
Dexcom, Inc.(a)	388	26,132
Edwards Lifesciences Corp.(a)	609	55,090
GE HealthCare Technologies, Inc.	473	30,277
IDEXX Laboratories, Inc.(a)	91	47,906
Insulet Corp.(a)	34	5,177
Intuitive Surgical, Inc.(a)	407	161,856
Medtronic PLC	1,361	106,471
ResMed, Inc.	148	28,842
Solventum Corp.(a)	164	12,653
STERIS PLC	75	15,793
Stryker Corp.	398	125,306
Zimmer Biomet Holdings, Inc.	204	17,562
		963,881
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	268	63,666
Cencora, Inc.	221	62,539
Centene Corp.(a)	482	30,940
Cigna Group	296	81,601
CVS Health Corp.	1,385	143,278
DaVita, Inc.(a)	37	8,232
Elevance Health, Inc.	247	95,522
HCA Healthcare, Inc.	177	69,011
Henry Schein, Inc.(a)	89	7,433
Humana, Inc.	138	54,816
Labcorp Holdings, Inc.	93	26,040
McKesson Corp.	136	102,762
Quest Diagnostics, Inc.	126	26,706
UnitedHealth Group, Inc.	1,042	433,086
Universal Health Services, Inc. - Class B	61	9,070
		1,214,702

The accompanying notes are an integral part of these financial statements.

17

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Health Care Technology - 0.0%(b)
Veeva Systems, Inc. - Class A(a)	153	$27,153
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. - Class A(a)	444	63,536
Booking Holdings, Inc.	893	159,168
Carnival Corp. Ltd.	1,332	38,055
Chipotle Mexican Grill, Inc.(a)	1,384	47,056
Darden Restaurants, Inc.	131	26,987
Domino’s Pizza, Inc.	35	10,361
DoorDash, Inc. - Class A(a)	437	80,640
Expedia Group, Inc. - Class A	133	34,032
Hilton Worldwide Holdings, Inc.	260	85,920
Las Vegas Sands Corp.	341	15,751
Marriott International, Inc. - Class A	250	92,648
McDonald’s Corp.	812	219,492
MGM Resorts International(a)	204	9,753
Norwegian Cruise Line Holdings Ltd.(a)	531	11,209
Royal Caribbean Cruises Ltd.	287	91,131
Starbucks Corp.	1,220	124,672
Wynn Resorts Ltd.	75	7,282
Yum! Brands, Inc.	296	47,319
		1,165,012
Household Durables - 0.2%
D.R. Horton, Inc.	261	42,512
Garmin Ltd.	148	35,156
Lennar Corp. - Class A	219	19,817
NVR, Inc.(a)	3	20,440
PulteGroup, Inc.	196	26,893
		144,818
Household Products - 0.7%
Church & Dwight Co., Inc.	252	24,414
Clorox Co.	113	10,785
Colgate-Palmolive Co.	854	78,295
Kimberly-Clark Corp.	338	37,102
Procter & Gamble Co.	2,641	387,276
		537,872
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	754	11,053
Vistra Corp.	344	54,569
		65,622
Industrial Conglomerates - 0.2%
3M Co.	593	96,013
Honeywell International, Inc.	339	75,790
		171,803

The accompanying notes are an integral part of these financial statements.

18

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Insurance - 1.5%
Aflac, Inc.	508	$59,563
Allstate Corp.	297	70,668
American International Group, Inc.	548	40,842
Aon PLC - Class A	219	72,640
Arch Capital Group Ltd.(a)	364	35,330
Arthur J Gallagher & Co.	250	57,393
Assurant, Inc.	57	15,306
Brown & Brown, Inc.	305	19,566
Chubb Ltd.	416	141,748
Cincinnati Financial Corp.	148	27,401
Erie Indemnity Co. - Class A	29	6,953
Everest Group Ltd.	45	16,075
Globe Life, Inc.	58	10,364
Hartford Insurance Group, Inc.	296	39,226
Loews Corp.	179	20,265
Marsh & McLennan Cos., Inc.	508	84,668
MetLife, Inc.	558	47,212
Principal Financial Group, Inc.	204	21,987
Progressive Corp.	674	147,235
Prudential Financial, Inc.	364	39,287
Travelers Cos., Inc.	219	72,296
W.R. Berkley Corp.	329	23,204
Willis Towers Watson PLC	75	19,603
		1,088,832
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A	6,675	2,385,445
Alphabet, Inc. - Class C	5,389	1,904,095
Meta Platforms, Inc. - Class A	2,481	1,397,523
		5,687,063
IT Services - 0.6%
Accenture PLC - Class A	654	81,384
Akamai Technologies, Inc.(a)	148	17,495
Cognizant Technology Solutions Corp. - Class A	529	20,488
Gartner, Inc.(a)	52	6,740
GoDaddy, Inc. - Class A(a)	148	12,562
International Business Machines Corp.	1,042	293,021
VeriSign, Inc.	93	23,395
		455,085
Leisure Products - 0.0%(b)
Hasbro, Inc.	148	12,223
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	297	39,451
Bio-Techne Corp.	170	12,010
Charles River Laboratories International, Inc.(a)	55	12,473

The accompanying notes are an integral part of these financial statements.

19

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Life Sciences Tools & Services - 0.8% (Continued)
Danaher Corp.	720	$137,146
IQVIA Holdings, Inc.(a)	172	33,234
Mettler-Toledo International, Inc.(a)	23	29,383
Revvity, Inc.	113	12,572
Thermo Fisher Scientific, Inc.	422	211,574
Waters Corp.(a)	109	40,879
West Pharmaceutical Services, Inc.	80	28,720
		557,442
Machinery - 1.9%
Caterpillar, Inc.	526	560,137
Cummins, Inc.	148	105,555
Deere & Co.	286	181,418
Dover Corp.	148	33,193
Fortive Corp.	340	20,771
IDEX Corp.	54	12,255
Illinois Tool Works, Inc.	296	80,059
Ingersoll Rand, Inc.	390	31,976
Nordson Corp.	61	18,403
Otis Worldwide Corp.	396	28,354
PACCAR, Inc.	539	64,745
Parker-Hannifin Corp.	145	141,827
Pentair PLC	175	13,416
Snap-on, Inc.	59	23,742
Stanley Black & Decker, Inc.	169	15,906
Westinghouse Air Brake Technologies Corp.	166	44,754
Xylem, Inc.	251	29,671
		1,406,182
Media - 0.3%
Charter Communications, Inc. - Class A(a)	75	10,666
Comcast Corp. - Class A	3,867	94,935
EchoStar Corp. - Class A(a)	152	15,428
Fox Corp. - Class A	203	10,588
Fox Corp. - Class B	159	7,448
News Corp. - Class A	397	9,858
News Corp. - Class B	108	3,030
Omnicom Group, Inc.	340	24,762
Paramount Skydance Corp. – Class B	325	3,204
Trade Desk, Inc. - Class A(a)	459	8,299
		188,218
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,628	102,385
Newmont Corp.	1,231	114,976

The accompanying notes are an integral part of these financial statements.

20

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Metals & Mining - 0.4% (Continued)
Nucor Corp.	219	$48,782
Steel Dynamics, Inc.	148	33,960
		300,103
Multi-Utilities - 0.5%
Ameren Corp.	296	33,460
CenterPoint Energy, Inc.	676	29,771
CMS Energy Corp.	316	24,174
Consolidated Edison, Inc.	364	40,269
Dominion Energy, Inc.	942	64,329
DTE Energy Co.	219	33,369
NiSource, Inc.	529	25,154
Public Service Enterprise Group, Inc.	528	42,853
Sempra	679	62,950
WEC Energy Group, Inc.	339	39,585
		395,914
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	375	12,214
Chevron Corp.	2,099	347,930
ConocoPhillips	1,376	143,049
Devon Energy Corp.	1,220	50,410
Diamondback Energy, Inc.	197	34,629
EOG Resources, Inc.	592	76,800
EQT Corp.	666	35,411
Expand Energy Corp.	252	22,980
Exxon Mobil Corp.	4,775	652,838
Kinder Morgan, Inc.	2,040	65,219
Marathon Petroleum Corp.	319	81,559
Occidental Petroleum Corp.	797	38,710
ONEOK, Inc.	665	57,815
Phillips 66	444	75,058
Targa Resources Corp.	219	58,723
Texas Pacific Land Corp.	66	28,884
Valero Energy Corp.	324	84,383
Williams Cos., Inc.	1,376	102,292
		1,968,904
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	676	63,314
Southwest Airlines Co.	528	27,150
United Airlines Holdings, Inc.(a)	339	46,100
		136,564
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	251	19,817
Kenvue, Inc.	2,029	38,774
		58,591

The accompanying notes are an integral part of these financial statements.

21

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	2,179	$125,554
Eli Lilly & Co.	894	1,072,290
Johnson & Johnson	2,750	698,418
Merck & Co., Inc.	2,728	350,548
Pfizer, Inc.	6,495	156,400
Viatris, Inc.	1,222	19,405
Zoetis, Inc.	445	31,978
		2,454,593
Professional Services - 0.3%
Automatic Data Processing, Inc.	448	100,330
Broadridge Financial Solutions, Inc.	113	15,475
Equifax, Inc.	113	17,935
Jacobs Solutions, Inc.	113	14,238
Leidos Holdings, Inc.	112	11,533
Paychex, Inc.	339	33,334
Verisk Analytics, Inc.	148	26,570
		219,415
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	318	42,832
CoStar Group, Inc.(a)	476	13,480
		56,312
Semiconductors & Semiconductor Equipment - 19.0%
Advanced Micro Devices, Inc.(a)	1,810	1,051,447
Analog Devices, Inc.	556	220,826
Applied Materials, Inc.	905	654,315
Broadcom, Inc.	5,360	2,024,740
First Solar, Inc.(a)	122	28,787
Intel Corp.(a)	5,321	742,971
KLA Corp.	1,480	446,531
Lam Research Corp.	1,428	618,795
Marvell Technology, Inc.	1,004	299,082
Microchip Technology, Inc.	549	50,069
Micron Technology, Inc.	1,268	1,463,640
Monolithic Power Systems, Inc.	57	78,795
NVIDIA Corp.	27,566	5,515,681
NXP Semiconductors NV	250	70,257
ON Semiconductor Corp.(a)	400	37,816
Qnity Electronics, Inc.	219	35,765
QUALCOMM, Inc.	1,209	223,411
Skyworks Solutions, Inc.	166	11,255
Teradyne, Inc.	179	86,607
Texas Instruments, Inc.	1,036	308,801
		13,969,591

The accompanying notes are an integral part of these financial statements.

22

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Software - 7.4%
Adobe, Inc.(a)	460	$94,309
AppLovin Corp. - Class A(a)	296	152,508
Autodesk, Inc.(a)	219	42,578
Cadence Design Systems, Inc.(a)	296	111,095
Crowdstrike Holdings, Inc. - Class A(a)	290	221,311
Datadog, Inc. - Class A(a)	339	88,262
Fair Isaac Corp.(a)	26	31,064
Fortinet, Inc.(a)	666	102,311
Gen Digital, Inc.	561	13,963
Intuit, Inc.	296	77,256
Microsoft Corp.	8,468	3,158,733
Oracle Corp.	1,917	280,936
Palantir Technologies, Inc. - Class A(a)	2,559	298,559
Palo Alto Networks, Inc.(a)	888	302,826
PTC, Inc.(a)	113	12,838
Roper Technologies, Inc.	114	38,576
Salesforce, Inc.	974	152,587
ServiceNow, Inc.(a)	1,113	110,499
Synopsys, Inc.(a)	218	97,243
Trimble, Inc.(a)	251	12,846
Tyler Technologies, Inc.(a)	48	14,038
Workday, Inc. - Class A(a)	219	26,810
		5,441,148
Specialty Retail - 1.5%
AutoZone, Inc.(a)	19	60,723
Best Buy Co., Inc.	204	15,480
Carvana Co. – Class A(a)	740	48,707
Home Depot, Inc.	1,140	402,055
Lowe’s Cos., Inc.	608	134,058
O’Reilly Automotive, Inc.(a)	942	86,749
Ross Stores, Inc.	348	74,072
TJX Cos., Inc.	1,229	186,193
Tractor Supply Co.	613	19,377
Ulta Beauty, Inc.(a)	50	22,549
Williams-Sonoma, Inc.	113	26,340
		1,076,303
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	16,816	4,865,878
Dell Technologies, Inc. - Class C	320	138,067
Hewlett Packard Enterprise Co.	1,391	62,748
HP, Inc.	961	21,084
NetApp, Inc.	206	31,881
Sandisk Corp.(a)	164	372,892
Seagate Technology Holdings PLC	261	251,865

The accompanying notes are an integral part of these financial statements.

23

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 96.7% (Continued)
Technology Hardware, Storage & Peripherals - 8.2% (Continued)
Super Micro Computer, Inc.(a)	510	$14,958
Western Digital Corp.	399	254,849
		6,014,222
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(a)	148	14,695
Lululemon Athletica, Inc.(a)	75	8,564
NIKE, Inc. - Class B	1,259	51,682
Ralph Lauren Corp. - Class A	44	17,662
Tapestry, Inc.	203	29,715
		122,318
Tobacco - 0.6%
Altria Group, Inc.	1,799	129,438
Philip Morris International, Inc.	1,776	321,296
		450,734
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,218	58,501
United Rentals, Inc.	71	80,435
W.W. Grainger, Inc.	50	68,020
		206,956
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	199	26,184
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	508	85,207
TOTAL COMMON STOCKS (Cost $67,678,944)		71,083,684

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.8%
Call Options - 1.8%
S&P 500® Index(c)(d)
Expiration: 10/16/2026; Exercise Price: $7,500.00	$35,996,928	48	$1,344,720
TOTAL PURCHASED OPTIONS (Cost $1,380,529)			1,344,720

The accompanying notes are an integral part of these financial statements.

24

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	160	$8,456
Healthpeak Properties, Inc.	711	15,215
Ventas, Inc.	508	45,110
Welltower, Inc.	812	184,300
		253,081
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	748	17,735
Industrial REITs - 0.2%
Prologis, Inc.	1,074	145,495
Office REITs - 0.0%(b)
BXP, Inc.	163	10,809
Residential REITs - 0.2%
AvalonBay Communities, Inc.	148	27,926
Camden Property Trust	92	10,533
Equity Residential	364	24,726
Essex Property Trust, Inc.	73	21,286
Invitation Homes, Inc.	594	17,945
Mid-America Apartment Communities, Inc.	113	15,700
UDR, Inc.	341	13,613
		131,729
Retail REITs - 0.2%
Federal Realty Investment Trust	75	9,258
Kimco Realty Corp.	696	17,644
Realty Income Corp.	962	59,606
Regency Centers Corp.	176	14,034
Simon Property Group, Inc.	348	77,830
		178,372
Specialized REITs - 0.7%
American Tower Corp.	508	83,094
Crown Castle, Inc.	474	35,896
Digital Realty Trust, Inc.	347	62,314
Equinix, Inc.	112	116,748
Extra Space Storage, Inc.	219	31,821
Iron Mountain, Inc.	327	41,303
Public Storage	148	47,110
SBA Communications Corp.	75	13,234
VICI Properties, Inc.	1,138	30,214
Weyerhaeuser Co.	759	18,170
		479,904
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,185,057)		1,217,125

The accompanying notes are an integral part of these financial statements.

25

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
CONTINGENT VALUE RIGHTS - 0.0%
TPG, Inc., Exercise Price $0.00(a)(e)(g)	118	$0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%
First American Treasury Obligations Fund - Class X, 3.58%(f)	1,238,793	1,238,793
Northern U.S. Government Select Money Market Fund, 3.46%(f)	52	52
TOTAL MONEY MARKET FUNDS (Cost $1,238,845)		1,238,845
TOTAL INVESTMENTS - 101.9% (Cost $71,483,375)		$74,884,374
Liabilities in Excess of Other Assets - (1.9)%		(1,414,689)
TOTAL NET ASSETS - 100.0%		$73,469,685

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(g)	Security is deemed illiquid pursuant to the Fund’s Liquidity Risk Management Program. At period end, the value of this security represented 0.0% of net assets.
The accompanying notes are an integral part of these financial statements.

26

NEOS BOOSTED S&P 500® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.3)%
Call Options - (0.9)%
S&P 500® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $7,645.00	$(32,247,248)	(43)	$(410,650)
Expiration: 08/21/2026; Exercise Price: $7,735.00	(32,247,248)	(43)	(265,525)
Total Call Options			(676,175)
Put Options - (1.4)%
S&P 500® Index(a)(b)
Expiration: 10/16/2026; Exercise Price: $7,500.00	(35,996,928)	(48)	(1,042,320)
TOTAL WRITTEN OPTIONS (Premiums received $1,724,950)			$(1,718,495)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

27

NEOS ENHANCED INCOME 1-3 MONTH T-BILL ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500® Index(b)(c)
Expiration: 07/09/2026; Exercise Price: $6,325.00	$355,469,664	474	$21,330
Expiration: 07/09/2026; Exercise Price: $6,400.00	355,469,664	474	23,700
Expiration: 07/09/2026; Exercise Price: $6,475.00	355,469,664	474	29,625
Expiration: 07/09/2026; Exercise Price: $6,700.00	355,469,664	474	43,845
TOTAL PURCHASED OPTIONS (Cost $584,041)			118,500
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.1%
3.61%, 07/02/2026(d)		$98,000,000	97,990,216
3.63%, 07/09/2026(d)		109,628,000	109,539,530
3.61%, 07/16/2026(d)		96,913,000	96,767,873
3.60%, 07/23/2026(d)		113,974,000	113,724,419
3.59%, 07/28/2026(d)		111,271,000	110,969,838
3.62%, 08/06/2026(d)		109,596,000	109,200,358
3.58%, 08/13/2026(d)		107,609,000	107,140,786
3.58%, 08/18/2026(d)		108,521,000	107,992,394
3.61%, 08/20/2026(d)		112,306,000	111,733,785
3.64%, 08/25/2026(d)		111,069,000	110,449,636
3.64%, 09/03/2026(d)		101,860,000	101,199,042
3.68%, 09/10/2026(d)		108,085,000	107,310,189
3.68%, 09/17/2026(d)		113,167,000	112,274,392
TOTAL U.S. TREASURY BILLS (Cost $1,396,349,417)			1,396,292,458
		Shares
MONEY MARKET FUNDS - 0.9%
First American Treasury Obligations Fund - Class X, 3.58%(e)		5,209,092	5,209,092
Northern U.S. Government Select Money Market Fund, 3.46%(e)		7,024,687	7,024,687
TOTAL MONEY MARKET FUNDS (Cost $12,233,779)			12,233,779
TOTAL INVESTMENTS - 100.0% (Cost $1,409,167,237)			$1,408,644,737
Liabilities in Excess of Other Assets - (0.0)%(a)			(548,586)
TOTAL NET ASSETS - 100.0%			$1,408,096,151

The accompanying notes are an integral part of these financial statements.

28

NEOS ENHANCED INCOME 1-3 MONTH T-BILL ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

29

NEOS ENHANCED INCOME 1-3 MONTH T-BILL ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500® Index(b)(c)
Expiration: 07/09/2026; Exercise Price: $6,625.00	$(355,469,664)	(474)	$(39,105)
Expiration: 07/09/2026; Exercise Price: $6,775.00	(355,469,664)	(474)	(52,140)
Expiration: 07/09/2026; Exercise Price: $6,825.00	(355,469,664)	(474)	(58,065)
Expiration: 07/09/2026; Exercise Price: $6,900.00	(355,469,664)	(474)	(71,100)
TOTAL WRITTEN OPTIONS (Premiums received $1,321,625)			$(220,410)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

30

NEOS ENHANCED INCOME 20+ YEAR TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Par	Value
U.S. TREASURY SECURITIES - 96.8%
United States Treasury Note/Bond, 4.13%, 08/15/2053		$18,191,000	$15,894,031
TOTAL U.S. TREASURY SECURITIES (Cost $16,336,354)			15,894,031
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500® Index(b)(c)
Expiration: 07/09/2026; Exercise Price: $6,550.00	5,249,552	7	455
Expiration: 07/09/2026; Exercise Price: $6,650.00	5,249,552	7	560
Expiration: 07/09/2026; Exercise Price: $6,675.00	5,249,552	7	595
TOTAL PURCHASED OPTIONS (Cost $8,632)			1,610
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Treasury Obligations Fund - Class X, 3.58%(d)		52,242	52,242
Northern US Government Money Market Fund - Class Shares, 3.46%(d)		188,307	188,307
TOTAL MONEY MARKET FUNDS (Cost $240,549)			240,549
TOTAL INVESTMENTS - 98.3% (Cost $16,585,535)			$16,136,190
Other Assets in Excess of Liabilities - 1.7%			286,050
TOTAL NET ASSETS - 100.0%			$16,422,240

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

31

NEOS ENHANCED INCOME 20+ YEAR TREASURY BOND ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500® Index(b)(c)
Expiration: 07/09/2026; Exercise Price: $6,850.00	$(5,249,552)	(7)	$(910)
Expiration: 07/09/2026; Exercise Price: $6,925.00	(5,249,552)	(7)	(1,103)
Expiration: 07/09/2026; Exercise Price: $6,990.00	(5,249,552)	(7)	(1,452)
TOTAL WRITTEN OPTIONS (Premiums received $24,840)			$(3,465)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

32

NEOS ENHANCED INCOME AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.1%
iShares Core U.S. Aggregate Bond ETF(a)		911,236	$90,194,139
Vanguard Total Bond Market ETF(a)		1,228,471	90,182,056
TOTAL EXCHANGE TRADED FUNDS (Cost $181,302,968)			180,376,195
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500® Index(c)(d)
Expiration: 07/09/2026; Exercise Price: $6,550.00	$61,494,752	82	5,330
Expiration: 07/09/2026; Exercise Price: $6,650.00	61,494,752	82	6,560
Expiration: 07/09/2026; Exercise Price: $6,675.00	61,494,752	82	6,970
TOTAL PURCHASED OPTIONS (Cost $101,117)			18,860
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 3.58%(e)		449,333	449,333
Northern U.S. Government Select Money Market Fund, 3.46%(e)		1,292,111	1,292,111
TOTAL MONEY MARKET FUNDS (Cost $1,741,444)			1,741,444
TOTAL INVESTMENTS - 100.1% (Cost $183,145,529)			$182,136,499
Liabilities in Excess of Other Assets - (0.1)%			(109,977)
TOTAL NET ASSETS - 100.0%			$182,026,522

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

33

NEOS ENHANCED INCOME AGGREGATE BOND ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500® Index(b)(c)
Expiration: 07/09/2026; Exercise Price: $6,850.00	$(61,494,752)	(82)	$(10,660)
Expiration: 07/09/2026; Exercise Price: $6,925.00	(61,494,752)	(82)	(12,915)
Expiration: 07/09/2026; Exercise Price: $6,990.00	(61,494,752)	(82)	(17,015)
TOTAL WRITTEN OPTIONS (Premiums received $290,982)			$(40,590)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

34

NEOS ENHANCED INCOME CREDIT SELECT ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 95.6%
iShares Broad USD High Yield Corporate Bond ETF(a)		1,940,278	$71,829,092
State Street SPDR Portfolio High Yield Bond ETF(a)		2,994,391	70,188,525
Xtrackers USD High Yield Corporate Bond ETF(a)		1,982,476	72,400,023
TOTAL EXCHANGE TRADED FUNDS (Cost $214,443,745)			214,417,640
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500® Index(c)(d)
Expiration: 07/09/2026; Exercise Price: $6,550.00	$75,743,536	101	6,565
Expiration: 07/09/2026; Exercise Price: $6,650.00	75,743,536	101	8,080
Expiration: 07/09/2026; Exercise Price: $6,675.00	75,743,536	101	8,585
TOTAL PURCHASED OPTIONS (Cost $124,546)			23,230
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.5%
First American Treasury Obligations Fund - Class X, 3.58%(e)		8,029,192	8,029,192
Northern US Government Money Market Fund - Class Shares, 3.46%(e)		1,953,716	1,953,716
TOTAL MONEY MARKET FUNDS (Cost $9,982,908)			9,982,908
TOTAL INVESTMENTS - 100.1% (Cost $224,551,199)			$224,423,778
Liabilities in Excess of Other Assets - (0.1)%			(119,163)
TOTAL NET ASSETS - 100.0%			$224,304,615

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

35

NEOS ENHANCED INCOME CREDIT SELECT ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500® Index(b)(c)
Expiration: 07/09/2026; Exercise Price: $6,850.00	$(75,743,536)	(101)	$(13,130)
Expiration: 07/09/2026; Exercise Price: $6,925.00	(75,743,536)	(101)	(15,907)
Expiration: 07/09/2026; Exercise Price: $6,990.00	(75,743,536)	(101)	(20,958)
TOTAL WRITTEN OPTIONS (Premiums received $358,404)			$(49,995)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

36

NEOS ETHEREUM HIGH INCOME ETF
Consolidated SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 24.2%
iShares Ethereum Trust ETF(a)		1,277,512	$15,189,618
TOTAL EXCHANGE TRADED FUNDS (Cost $22,831,641)			15,189,618
	Notional Amount	Contracts
PURCHASED OPTIONS - 9.7%
Call Options - 9.7%
iShares Ethereum Trust ETF(b)(c)
Expiration: 10/16/2026; Exercise Price: $12.00	$47,280,585	39,765	6,084,045
TOTAL PURCHASED OPTIONS (Cost $6,124,723)			6,084,045
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 75.7%
3.61%, 08/11/2026(d)		$47,672,000	47,474,970
TOTAL U.S. TREASURY BILLS (Cost $47,477,548)			47,474,970
		Shares
MONEY MARKET FUNDS - 1.1%
First American Treasury Obligations Fund - Class X, 3.58%(e)		693,085	693,085
Northern U.S. Government Select Money Market Fund, 3.46%(e)		21,678	21,678
TOTAL MONEY MARKET FUNDS (Cost $714,763)			714,763
TOTAL INVESTMENTS - 110.7% (Cost $77,148,675)			$69,463,396
Liabilities in Excess of Other Assets - (10.7)%			(6,710,166)
TOTAL NET ASSETS - 100.0%			$62,753,230

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	FLexible EXchange® Options.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

37

NEOS ETHEREUM HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.6)%
Call Options - (1.4)%
iShares Ethereum Trust ETF(a)(b)
Expiration: 08/21/2026; Exercise Price: $13.00	$(12,608,156)	(10,604)	$(583,220)
Expiration: 08/21/2026; Exercise Price: $14.00	(12,608,156)	(10,604)	(318,120)
Total Call Options			(901,340)
Put Options - (9.2)%
iShares Ethereum Trust ETF(a)(b)
Expiration: 10/16/2026; Exercise Price: $12.00	(47,280,585)	(39,765)	(5,765,925)
TOTAL WRITTEN OPTIONS (Premiums received $6,604,755)			$(6,667,265)

Percentages are stated as a percent of net assets.
(a)	FLexible EXchange® Options.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

38

NEOS GOLD HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 24.2%
Goldman Sachs Physical Gold ETF(a)		2,734,560	$108,206,539
TOTAL EXCHANGE TRADED FUNDS (Cost $113,413,595)			108,206,539
	Notional Amount	Contracts
PURCHASED OPTIONS - 4.1%
Call Options - 4.1%
SPDR Gold Shares(b)(c)
Expiration: 10/16/2026; Exercise Price: $370.00	$335,741,532	9,114	18,437,622
TOTAL PURCHASED OPTIONS (Cost $18,446,945)			18,437,622
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 75.0%
3.60%, 07/07/2026(d)		$334,102,000	333,903,654
3.71%, 09/24/2026(d)		2,156,000	2,137,412
TOTAL U.S. TREASURY BILLS (Cost $336,040,070)			336,041,066
		Shares
MONEY MARKET FUNDS - 1.1%
First American Treasury Obligations Fund - Class X, 3.58%(e)		4,995,155	4,995,155
Northern U.S. Government Select Money Market Fund, 3.46%(e)		3,162	3,162
TOTAL MONEY MARKET FUNDS (Cost $4,998,317)			4,998,317
TOTAL INVESTMENTS - 104.4% (Cost $472,898,927)			$467,683,544
Liabilities in Excess of Other Assets - (4.4)%			(19,771,889)
TOTAL NET ASSETS - 100.0%			$447,911,655

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	FLexible EXchange® Options.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

39

NEOS GOLD HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (1.0)%
SPDR Gold Shares(a)(b)
Expiration: 08/21/2026; Exercise Price: $380.00	$(111,913,844)	(3,038)	$(2,712,934)
Expiration: 08/21/2026; Exercise Price: $390.00	(111,913,844)	(3,038)	(1,731,660)
Total Call Options			(4,444,594)
Put Options - (3.5)%
SPDR Gold Shares(a)(b)
Expiration: 10/16/2026; Exercise Price: $370.00	(335,741,532)	(9,114)	(15,858,360)
TOTAL WRITTEN OPTIONS (Premiums received $20,286,997)			$(20,302,954)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

40

NEOS LONG/SHORT EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 126.4%
Capital Markets - 6.5%
CME Group, Inc. - Class A	599	$132,277
Intercontinental Exchange, Inc.	1,333	164,106
		296,383
Communications Equipment - 4.9%
F5, Inc.(a)	545	226,698
Consumer Finance - 3.8%
Capital One Financial Corp.	877	175,944
Financial Services - 7.8%
Jack Henry & Associates, Inc.	1,400	192,836
Mastercard, Inc. - Class A	323	165,893
		358,729
Health Care Equipment & Supplies - 7.8%
Dexcom, Inc.(a)	2,566	172,820
Insulet Corp.(a)	1,218	185,441
		358,261
Health Care Providers & Services - 4.1%
Universal Health Services, Inc. - Class B	1,260	187,349
Health Care Technology - 4.0%
Veeva Systems, Inc. - Class A(a)	1,044	185,279
Insurance - 4.8%
Progressive Corp.	1,010	220,634
IT Services - 3.8%
GoDaddy, Inc. - Class A(a)	2,062	175,022
Oil, Gas & Consumable Fuels - 14.1%
Devon Energy Corp.	3,320	137,183
Expand Energy Corp.	1,653	150,737
Marathon Petroleum Corp.	711	181,781
Valero Energy Corp.	677	176,318
		646,019
Pharmaceuticals - 3.7%
Zoetis, Inc.	2,373	170,524
Professional Services - 3.7%
Broadridge Financial Solutions, Inc.	1,245	170,503
Real Estate Management & Development - 3.5%
CoStar Group, Inc.(a)	5,618	159,102

The accompanying notes are an integral part of these financial statements.

41

NEOS LONG/SHORT EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - 126.4% (Continued)
Semiconductors & Semiconductor Equipment - 25.8%(b)
Micron Technology, Inc.		716	$826,471
NVIDIA Corp.		920	184,083
NXP Semiconductors NV		624	175,363
			1,185,917
Software – 21.1%
Adobe, Inc.(a)		954	195,589
Autodesk, Inc.(a)		716	139,205
Intuit, Inc.		635	165,735
PTC, Inc.(a)		1,623	184,389
ServiceNow, Inc.(a)		1,164	115,562
Tyler Technologies, Inc.(a)		581	169,919
			970,399
Technology Hardware, Storage & Peripherals - 7.0%
Hewlett Packard Enterprise Co.		3,834	172,952
Super Micro Computer, Inc.(a)		5,005	146,796
			319,748
TOTAL COMMON STOCKS (Cost $5,655,232)			5,806,511
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(c)
Put Options - 0.0%(c)
S&P 500® Index(d)(e)
Expiration: 07/09/2026; Exercise Price: $6,550.00	$1,499,872	2	130
Expiration: 07/09/2026; Exercise Price: $6,650.00	1,499,872	2	160
Expiration: 07/09/2026; Exercise Price: $6,675.00	1,499,872	2	170
TOTAL PURCHASED OPTIONS (Cost $2,466)			460
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.58%(f)		7,370	7,370
TOTAL MONEY MARKET FUNDS (Cost $7,370)			7,370
TOTAL INVESTMENTS - 126.6% (Cost $5,665,068)			$5,814,341
Liabilities in Excess of Other Assets - (26.6)%			(1,221,612)
TOTAL NET ASSETS - 100.0%			$4,592,729

The accompanying notes are an integral part of these financial statements.

42

NEOS LONG/SHORT EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

43

NEOS LONG/SHORT EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500® Index(b)(c)
Expiration: 07/09/2026; Exercise Price: $6,850.00	$(1,499,872)	(2)	$(260)
Expiration: 07/09/2026; Exercise Price: $6,925.00	(1,499,872)	(2)	(315)
Expiration: 07/09/2026; Exercise Price: $6,990.00	(1,499,872)	(2)	(415)
TOTAL WRITTEN OPTIONS (Premiums received $7,097)			$(990)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

44

NEOS LONG/SHORT EQUITY INCOME ETF
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - (49.4)%
Aerospace & Defense - (2.5)%
Boeing Co.	(337)	$(72,950)
Honeywell Aerospace, Inc.	(185)	(40,900)
		(113,850)
Air Freight & Logistics - (1.8)%
United Parcel Service, Inc. - Class B	(780)	(83,850)
Banks - (2.1)%
Fifth Third Bancorp	(1,716)	(96,731)
Broadline Retail - (1.9)%
Amazon.com, Inc.	(359)	(85,564)
Capital Markets - (5.2)%
Ares Management Corp. - Class A	(682)	(75,914)
Blackrock, Inc.	(79)	(75,963)
Blackstone, Inc.	(727)	(85,546)
		(237,423)
Construction & Engineering - (2.5)%
Quanta Services, Inc.	(162)	(116,646)
Consumer Staples Distribution & Retail - (1.5)%
Walmart, Inc.	(603)	(68,296)
Containers & Packaging - (1.6)%
International Paper Co.	(1,970)	(75,057)
Electrical Equipment - (1.9)%
GE Vernova, Inc.	(75)	(88,114)
Electronic Equipment, Instruments & Components - (1.7)%
Coherent Corp.	(195)	(76,922)
Health Care Providers & Services - (2.0)%
Humana, Inc.	(233)	(92,552)
Hotels, Restaurants & Leisure - (3.9)%
Marriott International, Inc. - Class A	(229)	(84,865)
Starbucks Corp.	(929)	(94,935)
		(179,800)
Household Durables - (1.5)%
Lennar Corp. - Class A	(787)	(71,216)
Industrial Conglomerates - (2.9)%
3M Co.	(556)	(90,022)
Honeywell International, Inc.	(185)	(41,421)
		(131,443)

The accompanying notes are an integral part of these financial statements.

45

NEOS LONG/SHORT EQUITY INCOME ETF
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 49.4% (Continued)
Life Sciences Tools & Services - (1.9)%
Waters Corp.	(235)	$(88,134)
Machinery - (1.7)%
Illinois Tool Works, Inc.	(289)	(78,166)
Oil, Gas & Consumable Fuels - (4.4)%
Targa Resources Corp.	(399)	(106,988)
Williams Cos., Inc.	(1,263)	(93,891)
		(200,879)
Semiconductors & Semiconductor Equipment - (2.0)%
Lam Research Corp.	(212)	(91,866)
Software - (1.1)%
Oracle Corp.	(352)	(51,586)
Specialty Retail - (3.4)%
Carvana Co. – Class A	(1,207)	(79,445)
O’Reilly Automotive, Inc.	(817)	(75,237)
		(154,682)
Tobacco - (1.9)%
Philip Morris International, Inc.	(471)	(85,209)
TOTAL COMMON STOCKS (Proceeds $2,254,519)		(2,267,986)
REAL ESTATE INVESTMENT TRUSTS - (5.7)%
Retail REITs - (2.0)%
Simon Property Group, Inc.	(415)	(92,815)
Specialized REITs - (3.7)%
Digital Realty Trust, Inc.	(480)	(86,198)
Equinix, Inc.	(81)	(84,434)
		(170,632)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $255,085)		(263,447)
TOTAL SECURITIES SOLD SHORT - (55.1)% (Proceeds $2,509,604)		$(2,531,433)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

46

NEOS MLP & ENERGY INFRASTRUCTURE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Construction & Engineering - 2.8%
Centuri Holdings, Inc.(a)	617,145	$18,662,465
Oil, Gas & Consumable Fuels - 96.1%(b)
Antero Midstream Corp.	1,084,544	24,673,376
Cheniere Energy Partners LP	352,339	21,475,062
Cheniere Energy, Inc.	133,146	31,823,225
Delek Logistics Partners LP	173,361	8,935,026
DT Midstream, Inc.	210,368	30,869,400
Enbridge, Inc.	1,177,198	63,815,541
Energy Transfer LP	1,584,634	30,298,202
Enterprise Products Partners LP	815,015	29,959,951
Genesis Energy LP – Class A	600,617	8,510,743
Hess Midstream LP - Class A	325,566	12,241,282
Kinder Morgan, Inc.	1,377,134	44,026,974
Kinetik Holdings, Inc. – Class A	392,128	18,955,467
MPLX LP	486,025	27,377,788
NextDecade Corp.(a)	2,158,224	16,273,009
ONEOK, Inc.	421,457	36,641,472
Pembina Pipeline Corp.	653,163	30,210,084
Plains All American Pipeline LP	774,913	17,249,563
Plains GP Holdings LP – Class A	500,799	12,154,392
Rockpoint Gas Storage, Inc. - Class A	813,273	16,835,826
Targa Resources Corp.	143,493	38,476,213
TC Energy Corp.	776,001	51,370,582
Teekay Tankers Ltd. – Class A	255,652	16,584,145
Williams Cos., Inc.	867,517	64,491,214
		653,248,537
TOTAL COMMON STOCKS (Cost $637,162,987)		671,911,002
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Treasury Obligations Fund - Class X, 3.58%(c)	6,975,104	6,975,104
Northern U.S. Government Select Money Market Fund, 3.46%(c)	2,348,503	2,348,503
TOTAL MONEY MARKET FUNDS (Cost $9,323,607)		9,323,607
TOTAL INVESTMENTS - 100.3% (Cost $646,486,594)		$681,234,609
Liabilities in Excess of Other Assets - (0.3)%		(1,777,050)
TOTAL NET ASSETS - 100.0%		$679,457,559

The accompanying notes are an integral part of these financial statements.

47

NEOS MLP & ENERGY INFRASTRUCTURE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

48

NEOS MLP & ENERGY INFRASTRUCTURE HIGH INCOME ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.4)%
Alerian MLP ETF(a)(b)
Expiration: 08/21/2026; Exercise Price: $52.50	$(219,232,170)	(42,282)	$(1,733,562)
Expiration: 08/21/2026; Exercise Price: $53.00	(219,232,170)	(42,282)	(1,183,896)
TOTAL WRITTEN OPTIONS (Premiums received $2,830,893)			$(2,917,458)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

49

NEOS MSCI EAFE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 98.6%
iShares Core MSCI EAFE ETF(a)	1,825,722	$176,328,230
TOTAL EXCHANGE TRADED FUNDS (Cost $170,716,659)		176,328,230
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%
First American Treasury Obligations Fund - Class X, 3.58%(b)	3,477,936	3,477,936
TOTAL MONEY MARKET FUNDS (Cost $3,477,936)		3,477,936
TOTAL INVESTMENTS - 100.5% (Cost $174,194,595)		$179,806,166
Liabilities in Excess of Other Assets - (0.5)%		(821,209)
TOTAL NET ASSETS - 100.0%		$178,984,957

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

50

NEOS MSCI EAFE HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.8)%
MSCI EAFE Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $3,180.00	$(57,347,464)	(184)	$(938,400)
Expiration: 08/21/2026; Exercise Price: $3,230.00	(57,347,464)	(184)	(570,400)
Total Written Options (Premiums received $1,412,497)			$(1,508,800)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

51

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc.(a)	1,479	$829,142
Honeywell Aerospace, Inc.(a)	5,356	1,183,994
Rocket Lab Corp.(a)	9,749	990,986
		3,004,122
Automobiles - 3.3%
Tesla, Inc.(a)	30,377	12,776,566
Beverages - 1.6%
Coca-Cola Europacific Partners PLC	7,535	754,028
Keurig Dr. Pepper, Inc.	25,003	818,348
Monster Beverage Corp.(a)	16,445	1,580,693
PepsiCo, Inc.	23,417	3,170,662
		6,323,731
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc.(a)	1,861	560,217
Amgen, Inc.	9,235	3,344,178
Gilead Sciences, Inc.	21,371	2,700,012
Regeneron Pharmaceuticals, Inc.	1,733	1,080,595
Vertex Pharmaceuticals, Inc.(a)	4,273	2,122,527
		9,807,529
Broadline Retail - 4.7%
Amazon.com, Inc.(a)	66,187	15,775,010
MercadoLibre, Inc.(a)	855	1,451,268
PDD Holdings, Inc. - ADR(a)	12,181	929,167
		18,155,445
Chemicals - 1.1%
Linde PLC	7,956	4,128,687
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,761	1,149,911
Copart, Inc.(a)	17,807	501,979
		1,651,890
Communications Equipment - 2.3%
Cisco Systems, Inc.	66,984	7,867,941
Lumentum Holdings, Inc.(a)	1,256	1,077,723
		8,945,664
Construction & Engineering - 0.2%
Ferrovial NV	11,336	777,763
Consumer Staples Distribution & Retail - 4.2%
Costco Wholesale Corp.	7,479	6,996,380
Walmart, Inc.	82,369	9,329,113
		16,325,493

The accompanying notes are an integral part of these financial statements.

52

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.5% (Continued)
Electric Utilities - 1.2%
American Electric Power Co., Inc.	9,239	$1,263,987
Constellation Energy Corp.	6,026	1,496,678
Exelon Corp.	18,864	879,440
Xcel Energy, Inc.	11,484	922,165
		4,562,270
Energy Equipment & Services - 0.2%
Baker Hughes Co.	18,200	1,010,100
Entertainment - 2.1%
Electronic Arts, Inc.	4,593	941,749
Netflix, Inc.(a)	72,445	5,172,573
Take-Two Interactive Software, Inc.(a)	3,377	844,182
Warner Bros. Discovery, Inc.(a)	45,656	1,217,189
		8,175,693
Financial Services - 0.2%
PayPal Holdings, Inc.	14,904	643,555
Food Products - 0.4%
Kraft Heinz Co.	21,841	515,885
Mondelez International, Inc. - Class A	21,730	1,256,863
		1,772,748
Ground Transportation - 0.6%
CSX Corp.	31,398	1,492,347
Old Dominion Freight Line, Inc.	3,831	829,795
		2,322,142
Health Care Equipment & Supplies - 1.1%
Dexcom, Inc.(a)	7,060	475,491
GE HealthCare Technologies, Inc.	8,385	536,724
IDEXX Laboratories, Inc.(a)	1,467	772,287
Intuitive Surgical, Inc.(a)	5,935	2,360,231
		4,144,733
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. - Class A(a)	7,069	1,011,574
Booking Holdings, Inc.	13,012	2,319,259
DoorDash, Inc. - Class A(a)	7,499	1,383,790
Marriott International, Inc. - Class A	4,439	1,645,049
Starbucks Corp.	19,132	1,955,099
		8,314,771
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	5,356	1,199,096
Interactive Media & Services - 8.9%
Alphabet, Inc. - Class A	35,635	12,734,880
Alphabet, Inc. - Class C	33,400	11,801,222
Meta Platforms, Inc. - Class A	18,207	10,255,821
		34,791,923

The accompanying notes are an integral part of these financial statements.

53

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.5% (Continued)
IT Services - 0.8%
CoreWeave, Inc. - Class A(a)	7,545	$751,029
Shopify, Inc. - Class A(a)	20,593	2,351,309
		3,102,338
Machinery - 0.3%
PACCAR, Inc.	8,898	1,068,828
Media - 0.4%
Comcast Corp. - Class A	60,330	1,481,102
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	5,187	911,771
Professional Services - 0.7%
Automatic Data Processing, Inc.	6,741	1,509,647
Paychex, Inc.	6,582	647,208
Thomson Reuters Corp.	6,464	527,915
		2,684,770
Semiconductors & Semiconductor Equipment - 36.3%(b)
Advanced Micro Devices, Inc.(a)	27,624	16,047,058
Analog Devices, Inc.	8,415	3,342,185
Applied Materials, Inc.	13,399	9,687,477
ARM Holdings PLC - ADR(a)	2,540	900,608
ASML Holding NV	1,550	3,083,632
Astera Labs, Inc.(a)	2,892	1,396,894
Broadcom, Inc.	29,047	10,972,504
Intel Corp.(a)	85,495	11,937,667
KLA Corp.	21,973	6,629,474
Lam Research Corp.	21,063	9,127,230
Marvell Technology, Inc.	15,008	4,470,733
Microchip Technology, Inc.	9,900	902,880
Micron Technology, Inc.	19,100	22,046,939
Monolithic Power Systems, Inc.	557	769,974
NVIDIA Corp.	147,765	29,566,299
NXP Semiconductors NV	4,275	1,201,403
QUALCOMM, Inc.	17,738	3,277,805
Teradyne, Inc.	2,614	1,264,758
Texas Instruments, Inc.	15,389	4,586,999
		141,212,519
Software - 11.5%
Adobe, Inc.(a)	6,816	1,397,416
AppLovin Corp. - Class A(a)	5,238	2,698,775
Autodesk, Inc.(a)	3,883	754,933
Cadence Design Systems, Inc.(a)	4,650	1,745,238
Crowdstrike Holdings, Inc. - Class A(a)	4,303	3,283,791
Datadog, Inc. - Class A(a)	5,584	1,453,850
Fortinet, Inc.(a)	12,404	1,905,503
Intuit, Inc.	4,618	1,205,298

The accompanying notes are an integral part of these financial statements.

54

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - 99.5% (Continued)
Software - 11.5% (Continued)
Microsoft Corp.		45,960	$17,143,999
Nebius Group NV - Class A(a)		3,717	1,026,524
Palantir Technologies, Inc. - Class A(a)		39,363	4,592,481
Palo Alto Networks, Inc.(a)		13,000	4,433,260
Roper Technologies, Inc.		1,877	635,158
Strategy, Inc. - Class A(a)		5,187	450,906
Synopsys, Inc.(a)		3,224	1,438,130
Workday, Inc. - Class A(a)		3,900	477,438
			44,642,700
Specialty Retail - 0.6%
O'Reilly Automotive, Inc.(a)		13,967	1,286,221
Ross Stores, Inc.		5,442	1,158,330
			2,444,551
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.		89,998	26,041,821
Sandisk Corp.(a)		1,622	3,687,990
Seagate Technology Holdings PLC		3,743	3,611,995
Western Digital Corp.		4,986	3,184,658
			36,526,464
Trading Companies & Distributors - 0.3%
Fastenal Co.		21,124	1,014,586
Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.		18,206	3,053,692
TOTAL COMMON STOCKS (Cost $197,854,739)			386,977,242
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.8%
Put Options - 1.8%
NASDAQ-100® Index(c)(d)
Expiration: 08/21/2026; Exercise Price: $28,775.00	384,509,645	127	7,047,865
TOTAL PURCHASED OPTIONS (Cost $6,974,843)			7,047,865

The accompanying notes are an integral part of these financial statements.

55

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Treasury Obligations Fund - Class X, 3.58%(e)	2,604,618	$2,604,618
Northern US Government Money Market Fund - Class Shares, 3.46%(e)	0(f)	0(f)
TOTAL MONEY MARKET FUNDS (Cost $2,604,618)		2,604,618
TOTAL INVESTMENTS - 102.0% (Cost $207,434,200)		$396,629,725
Liabilities in Excess of Other Assets - (2.0)%		(7,626,110)
TOTAL NET ASSETS - 100.0%		$389,003,615

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(f)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

56

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.3)%
Call Options - (1.5)%
NASDAQ-100® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $31,250.00	$(269,459,515)	(89)	$(6,032,865)
Put Options - (0.8)%
NASDAQ-100® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $26,800.00	(384,509,645)	(127)	(3,068,320)
TOTAL WRITTEN OPTIONS (Premiums received $9,310,808)			$(9,101,185)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

57

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc.(a)	44,639	$25,025,069
Honeywell Aerospace, Inc.(a)	182,198	40,280,334
Rocket Lab Corp.(a)	333,289	33,878,827
		99,184,230
Automobiles - 3.4%
Tesla, Inc.(a)	1,041,805	438,183,183
Beverages - 1.6%
Coca-Cola Europacific Partners PLC	261,755	26,193,823
Keurig Dr. Pepper, Inc.	778,043	25,465,347
Monster Beverage Corp.(a)	558,790	53,710,895
PepsiCo, Inc.	781,936	105,874,134
		211,244,199
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc.(a)	75,364	22,686,825
Amgen, Inc.	307,761	111,446,413
Gilead Sciences, Inc.	713,877	90,191,220
Regeneron Pharmaceuticals, Inc.	58,843	36,690,964
Vertex Pharmaceuticals, Inc.(a)	145,224	72,137,118
		333,152,540
Broadline Retail - 4.6%
Amazon.com, Inc.(a)	2,222,516	529,714,463
MercadoLibre, Inc.(a)	28,791	48,869,556
PDD Holdings, Inc. - ADR(a)	386,048	29,447,741
		608,031,760
Chemicals - 1.1%
Linde PLC	265,375	137,713,702
Commercial Services & Supplies - 0.4%
Cintas Corp.	229,557	39,043,055
Copart, Inc.(a)	558,312	15,738,815
		54,781,870
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,195,847	257,924,189
Lumentum Holdings, Inc.(a)	40,169	34,467,412
		292,391,601
Construction & Engineering - 0.2%
Ferrovial NV	412,811	28,322,963
Consumer Staples Distribution & Retail - 4.1%
Costco Wholesale Corp.	247,202	231,250,055
Walmart, Inc.	2,725,494	308,689,450
		539,939,505

The accompanying notes are an integral part of these financial statements.

58

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)
Electric Utilities - 1.2%
American Electric Power Co., Inc.	319,704	$43,738,704
Constellation Energy Corp.	207,210	51,464,748
Exelon Corp.	584,996	27,272,513
Xcel Energy, Inc.	357,069	28,672,641
		151,148,606
Energy Equipment & Services - 0.2%
Baker Hughes Co.	570,600	31,668,300
Entertainment - 2.0%
Electronic Arts, Inc.	143,163	29,354,142
Netflix, Inc.(a)	2,423,707	173,052,680
Take-Two Interactive Software, Inc.(a)	104,902	26,223,402
Warner Bros. Discovery, Inc.(a)	1,422,093	37,912,999
		266,543,223
Financial Services - 0.2%
PayPal Holdings, Inc.	530,177	22,893,043
Food Products - 0.5%
Kraft Heinz Co.	758,207	17,908,849
Mondelez International, Inc. - Class A	732,646	42,376,245
		60,285,094
Ground Transportation - 0.6%
CSX Corp.	1,067,850	50,754,910
Old Dominion Freight Line, Inc.	118,951	25,764,787
		76,519,697
Health Care Equipment & Supplies - 1.1%
Dexcom, Inc.(a)	245,799	16,554,563
GE HealthCare Technologies, Inc.	290,340	18,584,663
IDEXX Laboratories, Inc.(a)	45,779	24,099,897
Intuitive Surgical, Inc.(a)	202,503	80,531,393
		139,770,516
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. - Class A(a)	243,201	34,802,063
Booking Holdings, Inc.	453,248	80,786,923
DoorDash, Inc. - Class A(a)	245,030	45,215,386
Marriott International, Inc. - Class A	152,323	56,449,381
Starbucks Corp.	654,097	66,842,172
		284,095,925
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	182,342	40,826,374
Interactive Media & Services - 9.0%
Alphabet, Inc. - Class A	1,215,259	434,297,109
Alphabet, Inc. - Class C	1,135,025	401,038,383
Meta Platforms, Inc. - Class A	614,489	346,135,509
		1,181,471,001

The accompanying notes are an integral part of these financial statements.

59

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)
IT Services - 0.8%
CoreWeave, Inc. - Class A(a)	250,954	$24,979,961
Shopify, Inc. - Class A(a)	704,296	80,416,517
		105,396,478
Machinery - 0.3%
PACCAR, Inc.	300,816	36,134,018
Media - 0.4%
Comcast Corp. - Class A	2,061,561	50,611,323
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	168,359	29,594,145
Professional Services - 0.7%
Automatic Data Processing, Inc.	230,801	51,687,884
Paychex, Inc.	204,853	20,143,195
Thomson Reuters Corp.	253,276	20,685,051
		92,516,130
Semiconductors & Semiconductor Equipment - 36.3%(b)
Advanced Micro Devices, Inc.(a)	927,445	538,762,075
Analog Devices, Inc.	280,646	111,464,172
Applied Materials, Inc.	454,237	328,413,351
ARM Holdings PLC - ADR(a)	80,126	28,410,276
ASML Holding NV	50,237	99,943,497
Astera Labs, Inc.(a)	96,140	46,437,543
Broadcom, Inc.	974,902	368,269,231
Intel Corp.(a)	2,798,305	390,727,327
KLA Corp.	731,864	220,810,687
Lam Research Corp.	714,382	309,563,152
Marvell Technology, Inc.	502,306	149,631,934
Microchip Technology, Inc.	305,211	27,835,243
Micron Technology, Inc.	635,917	734,032,634
Monolithic Power Systems, Inc.	28,658	39,615,673
NVIDIA Corp.	5,004,556	1,001,361,610
NXP Semiconductors NV	146,715	41,231,316
QUALCOMM, Inc.	595,324	110,009,922
Teradyne, Inc.	87,533	42,351,967
Texas Instruments, Inc.	521,651	155,488,514
		4,744,360,124
Software - 11.5%
Adobe, Inc.(a)	234,203	48,016,299
AppLovin Corp. - Class A(a)	174,940	90,134,336
Autodesk, Inc.(a)	121,269	23,577,119
Cadence Design Systems, Inc.(a)	157,177	58,991,672
Crowdstrike Holdings, Inc. - Class A(a)	144,120	109,983,737
Datadog, Inc. - Class A(a)	190,440	49,582,958
Fortinet, Inc.(a)	422,851	64,958,371
Intuit, Inc.	156,794	40,923,234

The accompanying notes are an integral part of these financial statements.

60

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.9% (Continued)
Software - 11.5% (Continued)
Microsoft Corp.	1,535,650	$572,828,163
Nebius Group NV – Class A(a)	123,595	34,133,231
Palantir Technologies, Inc. - Class A(a)	1,317,042	153,659,290
Palo Alto Networks, Inc.(a)	466,475	159,077,305
Roper Technologies, Inc.	63,212	21,390,309
Strategy, Inc. - Class A(a)	175,655	15,269,689
Synopsys, Inc.(a)	109,057	48,647,056
Workday, Inc. - Class A(a)	121,158	14,832,162
		1,506,004,931
Specialty Retail - 0.6%
O'Reilly Automotive, Inc.(a)	470,200	43,300,718
Ross Stores, Inc.	185,234	39,427,057
		82,727,775
Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	2,997,372	867,319,562
Sandisk Corp.(a)	82,124	186,727,803
Seagate Technology Holdings PLC	125,206	120,823,790
Western Digital Corp.	194,384	124,156,948
		1,299,028,103
Trading Companies & Distributors - 0.2%
Fastenal Co.	657,496	31,579,533
Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.	608,138	102,002,987
TOTAL COMMON STOCKS (Cost $10,388,540,031)		13,078,122,879
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.58%(c)	53,059,210	53,059,210
TOTAL MONEY MARKET FUNDS (Cost $53,059,210)		53,059,210
TOTAL INVESTMENTS - 100.3% (Cost $10,441,599,241)		$13,131,182,089
Liabilities in Excess of Other Assets - (0.3)%		(42,750,800)
TOTAL NET ASSETS - 100.0%		$13,088,431,289

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

61

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%
Call Options - (0.8)%
NASDAQ-100® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $31,225.00	$(2,939,833,585)	(971)	$(66,843,640)
Expiration: 08/21/2026; Exercise Price: $31,900.00	(2,939,833,585)	(971)	(42,743,420)
TOTAL WRITTEN OPTIONS (Premiums received $112,536,913)			$(109,587,060)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

62

NEOS Real Estate High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 94.2%
Diversified REITs - 1.2%
WP Carey, Inc.	46,985	$3,359,428
Health Care REITs - 17.4%
Alexandria Real Estate Equities, Inc.	32,870	1,737,179
Healthcare Realty Trust, Inc.	75,836	1,529,612
Healthpeak Properties, Inc.	151,079	3,233,091
Omega Healthcare Investors, Inc.	62,230	2,967,126
Sabra Health Care REIT, Inc.	51,819	1,010,989
Ventas, Inc.	96,570	8,575,416
Welltower, Inc.	134,361	30,495,916
		49,549,329
Hotel & Resort REITs - 1.1%
Host Hotels & Resorts, Inc.	137,449	3,258,916
Industrial REITs - 11.8%
Americold Realty Trust, Inc.	57,583	905,205
EastGroup Properties, Inc.	11,075	2,243,020
First Industrial Realty Trust, Inc.	28,252	1,732,130
Lineage, Inc.	12,079	522,417
Prologis, Inc.	185,931	25,188,072
Rexford Industrial Realty, Inc.	48,127	1,612,254
STAG Industrial, Inc. – Class A	40,777	1,551,973
		33,755,071
Mortgage Real Estate Investment Trusts REITs - 2.6%
AGNC Investment Corp.	198,802	2,166,942
Annaly Capital Management, Inc.	127,928	2,860,470
Rithm Capital Corp.	114,591	1,076,009
Starwood Property Trust, Inc.	70,915	1,161,588
		7,265,009
Office REITs - 1.9%
BXP, Inc.	31,078	2,060,782
Cousins Properties, Inc.	35,709	1,070,556
Kilroy Realty Corp.	23,250	871,178
Vornado Realty Trust	35,171	1,382,220
		5,384,736
Residential REITs - 12.2%
American Homes 4 Rent - Class A	67,829	2,273,628
AvalonBay Communities, Inc.	29,933	5,648,058
Camden Property Trust	22,737	2,603,159
Equity LifeStyle Properties, Inc.	40,814	2,630,462
Equity Residential	72,884	4,951,010
Essex Property Trust, Inc.	13,571	3,957,168
Invitation Homes, Inc.	121,102	3,658,492
Mid-America Apartment Communities, Inc.	24,862	3,454,326

The accompanying notes are an integral part of these financial statements.

63

NEOS Real Estate High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 94.2% (Continued)
Residential REITs - 12.2% (Continued)
Sun Communities, Inc.	24,908	$2,986,718
UDR, Inc.	64,536	2,576,277
		34,739,298
Retail REITs - 14.2%
Agree Realty Corp.	23,355	1,768,908
Brixmor Property Group, Inc.	65,602	2,068,431
Federal Realty Investment Trust	16,389	2,023,058
Kimco Realty Corp.	142,572	3,614,200
NNN REIT, Inc.	40,212	1,871,065
Realty Income Corp.	188,304	11,667,316
Regency Centers Corp.	34,591	2,758,286
Simon Property Group, Inc.	65,782	14,712,144
		40,483,408
Specialized REITs - 31.8%(a)
American Tower Corp.	68,054	11,131,593
Crown Castle, Inc.	90,646	6,864,622
CubeSmart	48,673	1,935,725
Digital Realty Trust, Inc.	68,641	12,326,551
Equinix, Inc.	12,783	13,324,871
Extra Space Storage, Inc.	45,021	6,541,551
Gaming and Leisure Properties, Inc.	58,822	2,619,344
Iron Mountain, Inc.	62,615	7,908,901
Lamar Advertising Co. - Class A	18,679	2,913,550
Millrose Properties, Inc. - Class A	26,259	789,083
Public Storage	33,485	10,658,610
SBA Communications Corp.	22,490	3,968,585
VICI Properties, Inc.	227,212	6,032,479
Weyerhaeuser Co.	154,568	3,700,358
		90,715,823
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $247,765,098)		268,511,018
COMMON STOCKS - 5.4%
Real Estate Management & Development - 5.4%
CBRE Group, Inc. - Class A(b)	61,764	8,318,993
CoStar Group, Inc.(b)	90,578	2,565,169
Jones Lang LaSalle, Inc.(b)	10,015	3,104,149
Zillow Group, Inc. - Class A(b)	11,361	356,395
Zillow Group, Inc. - Class C(b)	34,956	1,101,813
TOTAL COMMON STOCKS (Cost $21,054,897)		15,446,519

The accompanying notes are an integral part of these financial statements.

64

NEOS Real Estate High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 3.58%(c)	1,299,701	$1,299,701
Northern US Government Money Market Fund - Class Shares, 3.46%(c)	376,152	376,152
TOTAL MONEY MARKET FUNDS (Cost $1,675,853)		1,675,853
TOTAL INVESTMENTS - 100.2% (Cost $270,495,848)		$285,633,390
Liabilities in Excess of Other Assets - (0.2)%		(584,123)
TOTAL NET ASSETS - 100.0%		$285,049,267

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

65

NEOS Real Estate High Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.6)%
iShares U.S. Real Estate ETF(a)(b)
Expiration: 08/21/2026; Exercise Price: $105.00	$(99,387,000)	(9,720)	$(1,224,720)
Expiration: 08/21/2026; Exercise Price: $107.00	(99,387,000)	(9,720)	(602,640)
TOTAL WRITTEN OPTIONS (Premiums received $1,807,436)			$(1,827,360)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

66

NEOS Russell 2000® High Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 100.4%
Vanguard Russell 2000 ETF(a)	8,513,553	$1,033,715,605
TOTAL EXCHANGE TRADED FUNDS (Cost $865,444,609)		1,033,715,605
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Treasury Obligations Fund - Class X, 3.58%(b)	7,712,122	7,712,122
TOTAL MONEY MARKET FUNDS (Cost $7,712,122)		7,712,122
TOTAL INVESTMENTS - 101.1% (Cost $873,156,731)		$1,041,427,727
Liabilities in Excess of Other Assets - (1.1)%		(11,679,609)
TOTAL NET ASSETS - 100.0%		$1,029,748,118

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

67

NEOS Russell 2000® High Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%
Russell 2000® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $3,105.00	$(309,997,925)	(1,025)	$(5,919,375)
Expiration: 08/21/2026; Exercise Price: $3,160.00	(309,997,925)	(1,025)	(3,895,000)
TOTAL WRITTEN OPTIONS (Premiums received $9,788,703)			$(9,814,375)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

68

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.1%
Axon Enterprise, Inc.(a)	3	$1,682
Boeing Co.(a)	396	85,722
General Dynamics Corp.	116	41,092
General Electric Co.	521	194,713
Honeywell Aerospace, Inc.(a)	154	34,046
Howmet Aerospace, Inc.	196	52,697
L3Harris Technologies, Inc.	88	25,572
Lockheed Martin Corp.	95	48,399
Northrop Grumman Corp.	56	28,521
RTX Corp.	663	125,791
Textron, Inc.	112	10,274
TransDigm Group, Inc.	3	3,996
		652,505
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	56	10,547
Expeditors International of Washington, Inc.	56	9,127
FedEx Corp.	112	35,071
United Parcel Service, Inc. - Class B	373	40,097
		94,842
Automobile Components - 0.0%(b)
Aptiv PLC(a)	112	6,875
Automobiles - 2.0%
Ford Motor Co.	1,889	26,257
General Motors Co.	452	34,840
Tesla, Inc.(a)	1,356	570,334
		631,431
Banks - 3.5%
Bank of America Corp.	3,187	181,595
Citigroup, Inc.	870	121,765
Citizens Financial Group, Inc.	206	14,434
Fifth Third Bancorp	392	22,097
Huntington Bancshares, Inc.	840	14,893
JPMorgan Chase & Co.	1,308	428,148
KeyCorp	560	12,908
M&T Bank Corp.	71	16,899
PNC Financial Services Group, Inc.	195	48,013
Regions Financial Corp.	504	15,221
Truist Financial Corp.	631	31,436
US Bancorp	768	46,387
Wells Fargo & Co.	1,543	127,514
		1,081,310

The accompanying notes are an integral part of these financial statements.

69

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Beverages - 1.1%
Brown-Forman Corp. - Class B	112	$2,985
Coca-Cola Co.	1,935	157,257
Constellation Brands, Inc. - Class A	68	9,458
Keurig Dr. Pepper, Inc.	672	21,995
Molson Coors Beverage Co. - Class B	112	4,364
Monster Beverage Corp.(a)	392	37,679
PepsiCo, Inc.	683	92,478
		326,216
Biotechnology - 1.7%
AbbVie, Inc.	881	221,695
Amgen, Inc.	260	94,151
Biogen, Inc.(a)	71	15,340
Gilead Sciences, Inc.	644	81,363
Incyte Corp.(a)	112	12,696
Moderna, Inc.(a)	224	15,687
Regeneron Pharmaceuticals, Inc.	56	34,918
Vertex Pharmaceuticals, Inc.(a)	116	57,621
		533,471
Broadline Retail - 3.7%
Amazon.com, Inc.(a)	4,732	1,127,825
eBay, Inc.	225	25,144
		1,152,969
Building Products - 0.5%
A O Smith Corp. - Class A	56	3,512
Allegion PLC	56	7,867
Builders FirstSource, Inc.(a)	56	5,011
Carrier Global Corp.	448	32,861
Johnson Controls International PLC	306	44,710
Masco Corp.	112	9,113
Trane Technologies PLC	112	55,010
		158,084
Capital Markets - 2.8%
Ameriprise Financial, Inc.	44	20,185
Ares Management Corp. - Class A	78	8,682
Bank of New York Mellon Corp.	342	49,457
Blackrock, Inc.	58	55,771
Blackstone, Inc.	392	46,127
Cboe Global Markets, Inc.	56	13,590
Charles Schwab Corp.	828	76,400
CME Group, Inc. - Class A	172	37,983
Coinbase Global, Inc. - Class A(a)	57	8,333
Franklin Resources, Inc.	168	5,589
Goldman Sachs Group, Inc.	140	141,592
Interactive Brokers Group, Inc. - Class A	174	15,145

The accompanying notes are an integral part of these financial statements.

70

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Capital Markets - 2.8% (Continued)
Intercontinental Exchange, Inc.	266	$32,747
Invesco Ltd.	280	7,389
KKR & Co., Inc.	326	29,920
Moody’s Corp.	60	27,175
Morgan Stanley	595	124,379
MSCI, Inc.	5	2,800
Nasdaq, Inc.	224	17,656
Northern Trust Corp.	112	19,470
Raymond James Financial, Inc.	112	17,027
Robinhood Markets, Inc. - Class A(a)	294	29,482
S&P Global, Inc.	148	60,274
State Street Corp.	136	23,066
T. Rowe Price Group, Inc.	112	12,733
		882,972
Chemicals - 1.1%
Air Products and Chemicals, Inc.	112	32,836
Albemarle Corp.	56	7,562
CF Industries Holdings, Inc.	112	12,125
Corteva, Inc.	392	33,199
Dow, Inc.	392	10,725
DuPont de Nemours, Inc.	75	10,128
Ecolab, Inc.	116	32,319
International Flavors & Fragrances, Inc.	168	13,309
Linde PLC	229	118,837
LyondellBasell Industries NV - Class A	168	8,845
Mosaic Co.	168	3,560
PPG Industries, Inc.	112	13,584
Sherwin-Williams Co.	112	38,564
		335,593
Commercial Services & Supplies - 0.4%
Cintas Corp.	171	29,084
Copart, Inc.(a)	504	14,208
Republic Services, Inc.	112	23,865
Rollins, Inc.	168	7,012
Veralto Corp.	168	14,898
Waste Management, Inc.	187	41,678
		130,745
Communications Equipment - 1.2%
Arista Networks, Inc.(a)	516	87,658
Ciena Corp.(a)	58	28,453
Cisco Systems, Inc.	1,909	224,231
F5, Inc.(a)	4	1,664
Lumentum Holdings, Inc.(a)	18	15,445
Motorola Solutions, Inc.	60	24,917
		382,368

The accompanying notes are an integral part of these financial statements.

71

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	10	$19,820
EMCOR Group, Inc.	6	4,979
Quanta Services, Inc.	60	43,202
		68,001
Construction Materials - 0.2%
CRH PLC	339	36,273
Martin Marietta Materials, Inc.	4	2,307
Vulcan Materials Co.	56	16,520
		55,100
Consumer Finance - 0.5%
American Express Co.	258	87,268
Capital One Financial Corp.	301	60,387
Synchrony Financial	224	17,035
		164,690
Consumer Staples Distribution & Retail - 1.8%
Casey’s General Stores, Inc.	14	11,127
Costco Wholesale Corp.	214	200,191
Dollar General Corp.	112	12,892
Dollar Tree, Inc.(a)	112	13,547
Kroger Co.	290	16,104
Sysco Corp.	280	23,402
Target Corp.	226	29,518
Walmart, Inc.	2,132	241,470
		548,251
Containers & Packaging - 0.2%
Amcor PLC	168	7,283
Avery Dennison Corp.	56	9,092
Ball Corp.	168	10,483
International Paper Co.	336	12,801
Packaging Corp. of America	56	13,344
Smurfit Westrock PLC	280	12,953
		65,956
Distributors - 0.0%(b)
Genuine Parts Co.	56	6,607
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	3,496	72,367
Verizon Communications, Inc.	2,104	89,084
		161,451
Electric Utilities - 1.5%
Alliant Energy Corp.	168	12,817
American Electric Power Co., Inc.	281	38,444
Constellation Energy Corp.	168	41,726
Duke Energy Corp.	382	48,354

The accompanying notes are an integral part of these financial statements.

72

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Electric Utilities - 1.5% (Continued)
Edison International	224	$16,677
Entergy Corp.	224	25,729
Evergy, Inc.	112	9,680
Eversource Energy	224	16,188
Exelon Corp.	560	26,107
FirstEnergy Corp.	280	13,311
NextEra Energy, Inc.	1,015	89,086
NRG Energy, Inc.	112	16,359
PG&E Corp.	1,288	21,664
Pinnacle West Capital Corp.	56	5,992
PPL Corp.	448	16,285
Southern Co.	543	51,970
Xcel Energy, Inc.	336	26,981
		477,370
Electrical Equipment - 1.2%
AMETEK, Inc.	112	27,097
Eaton Corp. PLC	194	82,667
Emerson Electric Co.	281	40,225
GE Vernova, Inc.	117	137,459
Generac Holdings, Inc.(a)	26	7,613
Hubbell, Inc.	4	2,093
Rockwell Automation, Inc.	56	27,725
Vertiv Holdings Co. - Class A	171	57,254
		382,133
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	616	108,613
CDW Corp.	56	7,876
Coherent Corp.(a)	60	23,668
Corning, Inc.	383	97,830
Flex Ltd.(a)	40	6,483
Jabil, Inc.	56	21,587
Keysight Technologies, Inc.(a)	80	28,005
TE Connectivity PLC	143	28,830
Zebra Technologies Corp. - Class A(a)	4	1,053
		323,945
Energy Equipment & Services - 0.3%
Baker Hughes Co.	560	31,080
Halliburton Co.	504	17,111
SLB Ltd.	784	36,448
		84,639
Entertainment - 1.1%
Electronic Arts, Inc.	112	22,965
Live Nation Entertainment, Inc.(a)	75	13,733
Netflix, Inc.(a)	2,106	150,368
Take-Two Interactive Software, Inc.(a)	83	20,748

The accompanying notes are an integral part of these financial statements.

73

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Entertainment - 1.1% (Continued)
TKO Group Holdings, Inc.	31	$6,241
Walt Disney Co.	864	83,160
Warner Bros. Discovery, Inc.(a)	1,344	35,831
		333,046
Financial Services - 3.4%
Apollo Global Management, Inc.	231	27,330
Berkshire Hathaway, Inc. - Class B(a)	890	445,347
Block, Inc. - Class A(a)	282	21,432
Corpay, Inc.(a)	26	8,665
Fidelity National Information Services, Inc.	336	13,064
Fiserv, Inc.(a)	336	16,481
Global Payments, Inc.	168	12,190
Jack Henry & Associates, Inc.	56	7,713
Mastercard, Inc. - Class A	404	207,494
PayPal Holdings, Inc.	434	18,740
Visa, Inc. - Class A	817	280,305
		1,058,761
Food Products - 0.4%
Archer-Daniels-Midland Co.	280	21,392
Bunge Global SA	56	5,977
Conagra Brands, Inc.	280	3,769
General Mills, Inc.	336	11,693
Hershey Co.	71	12,457
Hormel Foods Corp.	168	4,170
J M Smucker Co.	56	6,300
Kraft Heinz Co.	504	11,904
McCormick & Co., Inc.	168	8,470
Mondelez International, Inc. - Class A	625	36,150
Tyson Foods, Inc. - Class A	168	9,618
		131,900
Gas Utilities - 0.1%
Atmos Energy Corp.	82	14,126
Ground Transportation - 0.9%
CSX Corp.	925	43,965
Fedex Freight Holding Co., Inc.(a)	56	8,456
JB Hunt Transport Services, Inc.	36	10,420
Norfolk Southern Corp.	112	35,234
Old Dominion Freight Line, Inc.	112	24,259
Uber Technologies, Inc.(a)	1,028	74,180
Union Pacific Corp.	294	79,968
		276,482

The accompanying notes are an integral part of these financial statements.

74

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	850	$77,129
Align Technology, Inc.(a)	56	9,445
Baxter International, Inc.	280	5,970
Becton Dickinson & Co.	168	25,423
Boston Scientific Corp.(a)	738	31,498
Cooper Cos., Inc.(a)	112	8,031
Dexcom, Inc.(a)	224	15,086
Edwards Lifesciences Corp.(a)	336	30,395
GE HealthCare Technologies, Inc.	280	17,923
IDEXX Laboratories, Inc.(a)	8	4,212
Insulet Corp.(a)	56	8,526
Intuitive Surgical, Inc.(a)	171	68,003
Medtronic PLC	636	49,754
ResMed, Inc.	59	11,498
Solventum Corp.(a)	56	4,320
STERIS PLC	56	11,792
Stryker Corp.	170	53,523
Zimmer Biomet Holdings, Inc.	112	9,642
		442,170
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	122	28,982
Cencora, Inc.	112	31,694
Centene Corp.(a)	280	17,973
Cigna Group	118	32,530
CVS Health Corp.	634	65,587
Elevance Health, Inc.	112	43,314
HCA Healthcare, Inc.	63	24,563
Henry Schein, Inc.(a)	56	4,677
Humana, Inc.	56	22,245
Labcorp Holdings, Inc.	56	15,680
McKesson Corp.	56	42,314
Quest Diagnostics, Inc.	56	11,869
UnitedHealth Group, Inc.	451	187,449
Universal Health Services, Inc. - Class B	20	2,974
		531,851
Health Care Technology - 0.0%(b)
Veeva Systems, Inc. - Class A(a)	67	11,890
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. - Class A(a)	224	32,054
Carnival Corp. Ltd.	616	17,599
Chipotle Mexican Grill, Inc.(a)	784	26,656
Darden Restaurants, Inc.	56	11,536
DoorDash, Inc. - Class A(a)	171	31,555
Expedia Group, Inc. - Class A	56	14,329
Hilton Worldwide Holdings, Inc.	115	38,003

The accompanying notes are an integral part of these financial statements.

75

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Hotels, Restaurants & Leisure - 1.5% (Continued)
Las Vegas Sands Corp.	224	$10,347
Marriott International, Inc. - Class A	112	41,506
McDonald’s Corp.	354	95,690
MGM Resorts International(a)	112	5,355
Norwegian Cruise Line Holdings Ltd.(a)	280	5,911
Royal Caribbean Cruises Ltd.	115	36,516
Starbucks Corp.	588	60,088
Wynn Resorts Ltd.	56	5,437
Yum! Brands, Inc.	135	21,581
		454,163
Household Durables - 0.2%
D.R. Horton, Inc.	129	21,012
Garmin Ltd.	61	14,490
Lennar Corp. - Class A	112	10,135
PulteGroup, Inc.	112	15,367
		61,004
Household Products - 0.8%
Church & Dwight Co., Inc.	168	16,276
Clorox Co.	56	5,345
Colgate-Palmolive Co.	389	35,663
Kimberly-Clark Corp.	168	18,441
Procter & Gamble Co.	1,159	169,956
		245,681
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	392	5,747
Vistra Corp.	168	26,650
		32,397
Industrial Conglomerates - 0.3%
3M Co.	284	45,982
Honeywell International, Inc.	154	34,481
		80,463
Insurance - 1.6%
Aflac, Inc.	228	26,733
Allstate Corp.	130	30,932
American International Group, Inc.	259	19,303
Aon PLC - Class A	112	37,149
Arch Capital Group Ltd.(a)	169	16,403
Arthur J Gallagher & Co.	116	26,630
Assurant, Inc.	16	4,297
Brown & Brown, Inc.	112	7,185
Chubb Ltd.	186	63,378
Cincinnati Financial Corp.	75	13,886
Globe Life, Inc.	56	10,006
Hartford Insurance Group, Inc.	168	22,263

The accompanying notes are an integral part of these financial statements.

76

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Insurance - 1.6% (Continued)
Loews Corp.	112	$12,680
Marsh & McLennan Cos., Inc.	239	39,834
MetLife, Inc.	265	22,422
Principal Financial Group, Inc.	112	12,071
Progressive Corp.	292	63,787
Prudential Financial, Inc.	170	18,348
Travelers Cos., Inc.	112	36,973
W.R. Berkley Corp.	168	11,849
Willis Towers Watson PLC	56	14,637
		510,766
Interactive Media & Services - 7.7%
Alphabet, Inc. - Class A	2,833	1,012,429
Alphabet, Inc. - Class C	2,274	803,472
Meta Platforms, Inc. - Class A	1,057	595,398
		2,411,299
IT Services - 0.7%
Accenture PLC - Class A	294	36,585
Akamai Technologies, Inc.(a)	69	8,157
Cognizant Technology Solutions Corp. - Class A	280	10,844
Gartner, Inc.(a)	56	7,259
GoDaddy, Inc. - Class A(a)	56	4,753
International Business Machines Corp.	466	131,044
VeriSign, Inc.	56	14,087
		212,729
Leisure Products - 0.0%(b)
Hasbro, Inc.	56	4,625
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	168	22,315
Bio-Techne Corp.	112	7,913
Charles River Laboratories International, Inc.(a)	22	4,989
Danaher Corp.	304	57,906
IQVIA Holdings, Inc.(a)	81	15,651
Revvity, Inc.	56	6,231
Thermo Fisher Scientific, Inc.	175	87,738
Waters Corp.(a)	19	7,126
West Pharmaceutical Services, Inc.	31	11,129
		220,998
Machinery - 2.0%
Caterpillar, Inc.	229	243,862
Cummins, Inc.	56	39,940
Deere & Co.	116	73,582
Dover Corp.	56	12,560
Fortive Corp.	224	13,684
IDEX Corp.	56	12,709

The accompanying notes are an integral part of these financial statements.

77

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Machinery - 2.0% (Continued)
Illinois Tool Works, Inc.	130	$35,161
Ingersoll Rand, Inc.	224	18,366
Nordson Corp.	17	5,129
Otis Worldwide Corp.	224	16,038
PACCAR, Inc.	280	33,634
Parker-Hannifin Corp.	56	54,775
Pentair PLC	112	8,586
Snap-on, Inc.	4	1,610
Stanley Black & Decker, Inc.	112	10,541
Westinghouse Air Brake Technologies Corp.	82	22,107
Xylem, Inc.	117	13,830
		616,114
Media - 0.3%
Charter Communications, Inc. - Class A(a)	56	7,964
Comcast Corp. - Class A	1,915	47,013
EchoStar Corp. - Class A(a)	57	5,786
Fox Corp. - Class A	112	5,842
Fox Corp. - Class B	56	2,623
News Corp. - Class A	224	5,562
News Corp. - Class B	56	1,571
Omnicom Group, Inc.	180	13,109
Paramount Skydance Corp.	336	3,313
Trade Desk, Inc. - Class A(a)	174	3,146
		95,929
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	709	44,589
Newmont Corp.	521	48,661
Nucor Corp.	112	24,948
Steel Dynamics, Inc.	56	12,850
		131,048
Multi-Utilities - 0.7%
Ameren Corp.	168	18,991
CenterPoint Energy, Inc.	392	17,264
CMS Energy Corp.	168	12,852
Consolidated Edison, Inc.	224	24,781
Dominion Energy, Inc.	413	28,204
DTE Energy Co.	112	17,065
NiSource, Inc.	280	13,314
Public Service Enterprise Group, Inc.	280	22,725
Sempra	318	29,482
WEC Energy Group, Inc.	168	19,617
		204,295
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	224	7,296
Chevron Corp.	931	154,323

The accompanying notes are an integral part of these financial statements.

78

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Oil, Gas & Consumable Fuels - 2.8% (Continued)
ConocoPhillips	639	$66,430
Devon Energy Corp.	555	22,933
Diamondback Energy, Inc.	112	19,687
EOG Resources, Inc.	258	33,470
EQT Corp.	336	17,865
Expand Energy Corp.	112	10,213
Exxon Mobil Corp.	2,034	278,089
Kinder Morgan, Inc.	954	30,499
Marathon Petroleum Corp.	141	36,050
Occidental Petroleum Corp.	392	19,039
ONEOK, Inc.	336	29,212
Phillips 66	193	32,627
Targa Resources Corp.	112	30,032
Valero Energy Corp.	143	37,243
Williams Cos., Inc.	604	44,901
		869,909
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	314	29,409
Southwest Airlines Co.	336	17,277
United Airlines Holdings, Inc.(a)	154	20,943
		67,629
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	112	8,843
Kenvue, Inc.	1,120	21,403
		30,246
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	1,067	61,481
Eli Lilly & Co.	385	461,781
Johnson & Johnson	1,178	299,177
Merck & Co., Inc.	1,239	159,211
Pfizer, Inc.	2,768	66,653
Viatris, Inc.	672	10,671
Zoetis, Inc.	229	16,456
		1,075,430
Professional Services - 0.3%
Automatic Data Processing, Inc.	193	43,222
Broadridge Financial Solutions, Inc.	56	7,669
Equifax, Inc.	56	8,888
Jacobs Solutions, Inc.	56	7,056
Leidos Holdings, Inc.	56	5,766
Paychex, Inc.	168	16,520
Verisk Analytics, Inc.	56	10,054
		99,175

The accompanying notes are an integral part of these financial statements.

79

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	168	$22,628
CoStar Group, Inc.(a)	224	6,344
		28,972
Semiconductors & Semiconductor Equipment - 18.8%
Advanced Micro Devices, Inc.(a)	796	462,404
Analog Devices, Inc.	248	98,498
Applied Materials, Inc.	395	285,585
Broadcom, Inc.	2,307	871,469
First Solar, Inc.(a)	56	13,214
Intel Corp.(a)	2,310	322,545
KLA Corp.	560	168,958
Lam Research Corp.	608	263,465
Marvell Technology, Inc.	198	58,982
Microchip Technology, Inc.	264	24,077
Micron Technology, Inc.	519	599,076
NVIDIA Corp.	11,742	2,349,457
NXP Semiconductors NV	116	32,599
ON Semiconductor Corp.(a)	224	21,177
Qnity Electronics, Inc.	112	18,291
QUALCOMM, Inc.	490	90,547
Skyworks Solutions, Inc.	112	7,594
Teradyne, Inc.	74	35,804
Texas Instruments, Inc.	454	135,324
		5,859,066
Software - 7.3%
Adobe, Inc.(a)	196	40,184
AppLovin Corp. - Class A(a)	113	58,221
Autodesk, Inc.(a)	112	21,775
Cadence Design Systems, Inc.(a)	119	44,663
Crowdstrike Holdings, Inc. - Class A(a)	116	88,524
Datadog, Inc. - Class A(a)	117	30,462
Fortinet, Inc.(a)	312	47,930
Gen Digital, Inc.	336	8,363
Intuit, Inc.	117	30,537
Microsoft Corp.	3,621	1,350,706
Oracle Corp.	818	119,878
Palantir Technologies, Inc. - Class A(a)	1,111	129,620
Palo Alto Networks, Inc.(a)	392	133,680
PTC, Inc.(a)	56	6,362
Roper Technologies, Inc.	56	18,950
Salesforce, Inc.	397	62,194
ServiceNow, Inc.(a)	507	50,335
Synopsys, Inc.(a)	62	27,656
Trimble, Inc.(a)	168	8,598
Workday, Inc. - Class A(a)	112	13,711
		2,292,349

The accompanying notes are an integral part of these financial statements.

80

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.6% (Continued)
Specialty Retail - 1.4%
Best Buy Co., Inc.	112	$8,498
Carvana Co. – Class A(a)	315	20,733
Home Depot, Inc.	492	173,519
Lowe’s Cos., Inc.	285	62,840
O’Reilly Automotive, Inc.(a)	395	36,375
Ross Stores, Inc.	168	35,759
TJX Cos., Inc.	550	83,325
Tractor Supply Co.	336	10,621
Williams-Sonoma, Inc.	56	13,054
		444,724
Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	7,145	2,067,477
Dell Technologies, Inc. - Class C	142	61,267
Hewlett Packard Enterprise Co.	637	28,735
HP, Inc.	560	12,286
NetApp, Inc.	112	17,333
Sandisk Corp.(a)	66	150,066
Seagate Technology Holdings PLC	112	108,080
Super Micro Computer, Inc.(a)	280	8,213
Western Digital Corp.	162	103,473
		2,556,930
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(a)	112	11,120
Lululemon Athletica, Inc.(a)	56	6,394
NIKE, Inc. - Class B	672	27,586
Tapestry, Inc.	112	16,395
		61,495
Tobacco - 0.7%
Altria Group, Inc.	869	62,525
Philip Morris International, Inc.	773	139,843
		202,368
Trading Companies & Distributors - 0.1%
Fastenal Co.	672	32,276
United Rentals, Inc.	3	3,399
		35,675
Water Utilities - 0.1%
American Water Works Co., Inc.	112	14,737
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	235	39,417
TOTAL COMMON STOCKS (Cost $27,452,691)		30,467,383

The accompanying notes are an integral part of these financial statements.

81

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	112	$5,919
Healthpeak Properties, Inc.	392	8,389
Ventas, Inc.	224	19,891
Welltower, Inc.	336	76,262
		110,461
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	392	9,294
Industrial REITs - 0.2%
Prologis, Inc.	478	64,755
Office REITs - 0.0%(b)
BXP, Inc.	112	7,427
Residential REITs - 0.2%
AvalonBay Communities, Inc.	56	10,567
Camden Property Trust	56	6,411
Equity Residential	224	15,216
Essex Property Trust, Inc.	28	8,164
Invitation Homes, Inc.	336	10,151
Mid-America Apartment Communities, Inc.	56	7,781
UDR, Inc.	168	6,707
		64,997
Retail REITs - 0.3%
Federal Realty Investment Trust	56	6,913
Kimco Realty Corp.	392	9,937
Realty Income Corp.	504	31,228
Regency Centers Corp.	112	8,931
Simon Property Group, Inc.	168	37,573
		94,582
Specialized REITs - 0.7%
American Tower Corp.	240	39,257
Crown Castle, Inc.	209	15,827
Digital Realty Trust, Inc.	168	30,169
Equinix, Inc.	43	44,823
Extra Space Storage, Inc.	112	16,273
Iron Mountain, Inc.	168	21,220
Public Storage	60	19,099
SBA Communications Corp.	56	9,882
VICI Properties, Inc.	616	16,355
Weyerhaeuser Co.	448	10,725
		223,630
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $537,326)		575,146

The accompanying notes are an integral part of these financial statements.

82

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.5%
Put Options - 0.5%
S&P 500® Index(c)(d)
Expiration: 08/21/2026; Exercise Price: $6,975.00	30,747,376	41	$166,870
TOTAL PURCHASED OPTIONS (Cost $160,352)			166,870

	Shares
CONTINGENT VALUE RIGHTS - 0.0%
Sycamore Partners LLC, Exercise Price $0.00(a)(e)(g)	84	0
TPG, Inc., Exercise Price $0.00(a)(e)(g)	98	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Treasury Obligations Fund - Class X, 3.58%(f)	220,546	220,546
TOTAL MONEY MARKET FUNDS (Cost $220,546)		220,546
TOTAL INVESTMENTS - 100.6% (Cost $28,370,915)		$31,429,945
Liabilities in Excess of Other Assets - (0.6)%		(198,123)
TOTAL NET ASSETS - 100.0%		$31,231,822

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(g)	Security is deemed illiquid pursuant to the Fund’s Liquidity Risk Management Program. At period end, the value of this security represented 0.0% of net assets.
The accompanying notes are an integral part of these financial statements.

83

NEOS S&P 500® Hedged Equity Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.7)%
S&P 500® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $7,690.00	$(20,998,208)	(28)	$(216,720)
Put Options - (0.2)%
S&P 500® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $6,375.00	(30,747,376)	(41)	(55,350)
TOTAL WRITTEN OPTIONS (Premiums received $280,929)			$(272,070)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

84

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc.(a)	12,239	$6,861,306
Boeing Co.(a)	126,717	27,430,429
General Dynamics Corp.	40,936	14,501,169
General Electric Co.	168,820	63,093,099
Honeywell Aerospace, Inc.(a)	51,128	11,303,268
Howmet Aerospace, Inc.	64,232	17,269,415
Huntington Ingalls Industries, Inc.	6,097	1,706,489
L3Harris Technologies, Inc.	29,897	8,687,769
Lockheed Martin Corp.	32,548	16,581,904
Northrop Grumman Corp.	21,466	10,932,848
RTX Corp.	215,135	40,817,564
Textron, Inc.	27,966	2,565,321
TransDigm Group, Inc.	8,735	11,635,369
		233,385,950
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	19,697	3,709,733
Expeditors International of Washington, Inc.	21,700	3,536,666
FedEx Corp.	34,656	10,851,833
United Parcel Service, Inc. - Class B	119,942	12,893,765
		30,991,997
Automobile Components - 0.0%(b)
Aptiv PLC(a)	33,722	2,069,856
Automobiles - 2.0%
Ford Motor Co.	633,203	8,801,522
General Motors Co.	145,149	11,188,085
Tesla, Inc.(a)	456,421	191,970,672
		211,960,279
Banks - 3.4%
Bank of America Corp.	1,066,519	60,770,253
Citigroup, Inc.	282,412	39,526,383
Citizens Financial Group, Inc.	68,727	4,815,701
Fifth Third Bancorp	146,327	8,248,453
Huntington Bancshares, Inc.	330,730	5,863,843
JPMorgan Chase & Co.	434,133	142,104,755
KeyCorp	154,772	3,567,495
M&T Bank Corp.	24,397	5,806,730
PNC Financial Services Group, Inc.	65,474	16,121,008
Regions Financial Corp.	141,787	4,281,967
Truist Financial Corp.	204,430	10,184,702
US Bancorp	250,402	15,124,281
Wells Fargo & Co.	502,017	41,486,685
		357,902,256

The accompanying notes are an integral part of these financial statements.

85

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Beverages - 1.0%
Brown-Forman Corp. - Class B	27,289	$727,252
Coca-Cola Co.	627,146	50,968,155
Constellation Brands, Inc. - Class A	22,469	3,125,213
Keurig Dr. Pepper, Inc.	220,622	7,220,958
Molson Coors Beverage Co. - Class B	27,178	1,058,855
Monster Beverage Corp.(a)	115,139	11,067,161
PepsiCo, Inc.	221,028	29,927,191
		104,094,785
Biotechnology - 1.6%
AbbVie, Inc.	283,499	71,339,688
Amgen, Inc.	86,544	31,339,313
Biogen, Inc.(a)	23,515	5,080,651
Gilead Sciences, Inc.	200,523	25,334,076
Incyte Corp.(a)	26,972	3,057,546
Moderna, Inc.(a)	55,438	3,882,323
Regeneron Pharmaceuticals, Inc.	15,699	9,788,955
Vertex Pharmaceuticals, Inc.(a)	41,077	20,404,178
		170,226,730
Broadline Retail - 3.7%
Amazon.com, Inc.(a)	1,586,736	378,182,658
eBay, Inc.	72,325	8,082,319
		386,264,977
Building Products - 0.5%
A O Smith Corp. - Class A	16,157	1,013,367
Allegion PLC	13,134	1,845,196
Builders FirstSource, Inc.(a)	17,057	1,526,260
Carrier Global Corp.	126,977	9,313,763
Johnson Controls International PLC	98,568	14,401,770
Lennox International, Inc.	4,983	2,855,010
Masco Corp.	32,454	2,640,782
Trane Technologies PLC	35,316	17,345,807
		50,941,955
Capital Markets - 3.0%
Ameriprise Financial, Inc.	14,137	6,485,490
Ares Management Corp. - Class A	32,438	3,610,674
Bank of New York Mellon Corp.	109,916	15,894,953
Blackrock, Inc.	23,178	22,287,038
Blackstone, Inc.	121,266	14,269,370
Cboe Global Markets, Inc.	16,200	3,931,254
Charles Schwab Corp.	269,521	24,868,703
CME Group, Inc. - Class A	57,377	12,670,563
Coinbase Global, Inc. - Class A(a)	35,073	5,127,322
FactSet Research Systems, Inc.	6,345	1,459,858
Franklin Resources, Inc.	49,193	1,636,651

The accompanying notes are an integral part of these financial statements.

86

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Capital Markets - 3.0% (Continued)
Goldman Sachs Group, Inc.	47,908	$48,452,714
Interactive Brokers Group, Inc. - Class A	72,090	6,274,713
Intercontinental Exchange, Inc.	88,778	10,929,459
Invesco Ltd.	74,825	1,974,632
KKR & Co., Inc.	111,068	10,193,821
Moody’s Corp.	24,651	11,164,931
Morgan Stanley	192,999	40,344,511
MSCI, Inc.	11,270	6,311,651
Nasdaq, Inc.	72,104	5,683,237
Northern Trust Corp.	29,555	5,137,841
Raymond James Financial, Inc.	27,992	4,255,624
Robinhood Markets, Inc. - Class A(a)	127,330	12,768,652
S&P Global, Inc.	48,984	19,949,224
State Street Corp.	44,573	7,559,581
T. Rowe Price Group, Inc.	34,918	3,969,827
		307,212,294
Chemicals - 1.0%
Air Products and Chemicals, Inc.	35,397	10,377,692
Albemarle Corp.	17,881	2,414,471
CF Industries Holdings, Inc.	25,256	2,734,215
Corteva, Inc.	108,256	9,168,201
Dow, Inc.	118,430	3,240,245
DuPont de Nemours, Inc.	22,375	3,034,900
Ecolab, Inc.	41,385	11,530,275
International Flavors & Fragrances, Inc.	41,274	3,269,726
Linde PLC	74,238	38,525,068
LyondellBasell Industries NV - Class A	41,567	2,188,502
Mosaic Co.	51,376	1,088,657
PPG Industries, Inc.	35,758	4,337,088
Sherwin-Williams Co.	36,800	12,670,976
		104,580,016
Commercial Services & Supplies - 0.4%
Cintas Corp.	54,683	9,300,485
Copart, Inc.(a)	145,034	4,088,508
Republic Services, Inc.	32,126	6,845,408
Rollins, Inc.	46,996	1,961,613
Veralto Corp.	40,116	3,557,487
Waste Management, Inc.	60,018	13,376,812
		39,130,313
Communications Equipment - 1.3%
Arista Networks, Inc.(a)	165,778	28,162,367
Ciena Corp.(a)	22,489	11,032,204
Cisco Systems, Inc.	636,140	74,721,004
F5, Inc.(a)	8,709	3,622,596

The accompanying notes are an integral part of these financial statements.

87

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Communications Equipment - 1.3% (Continued)
Lumentum Holdings, Inc.(a)	11,013	$9,449,815
Motorola Solutions, Inc.	26,471	10,993,141
		137,981,127
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	5,505	10,910,635
EMCOR Group, Inc.	7,021	5,826,588
Quanta Services, Inc.	23,708	17,070,708
		33,807,931
Construction Materials - 0.2%
CRH PLC	109,103	11,674,021
Martin Marietta Materials, Inc.	9,305	5,366,193
Vulcan Materials Co.	21,277	6,276,928
		23,317,142
Consumer Finance - 0.5%
American Express Co.	86,724	29,334,393
Capital One Financial Corp.	100,134	20,088,883
Synchrony Financial	56,030	4,261,082
		53,684,358
Consumer Staples Distribution & Retail - 1.7%
Casey’s General Stores, Inc.	5,734	4,557,326
Costco Wholesale Corp.	70,869	66,295,823
Dollar General Corp.	34,993	4,028,044
Dollar Tree, Inc.(a)	29,728	3,595,602
Kroger Co.	94,392	5,241,588
Sysco Corp.	78,483	6,559,609
Target Corp.	73,199	9,560,521
Walmart, Inc.	707,226	80,100,417
		179,938,930
Containers & Packaging - 0.2%
Amcor PLC	74,407	3,225,543
Avery Dennison Corp.	11,873	1,927,582
Ball Corp.	44,045	2,748,408
International Paper Co.	84,640	3,224,784
Packaging Corp. of America	13,879	3,307,088
Smurfit Westrock PLC	83,851	3,878,947
		18,312,352
Distributors - 0.0%(b)
Genuine Parts Co.	22,498	2,654,314
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,134,207	23,478,085
Verizon Communications, Inc.	682,452	28,895,018
		52,373,103

The accompanying notes are an integral part of these financial statements.

88

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Electric Utilities - 1.4%
Alliant Energy Corp.	42,009	$3,204,867
American Electric Power Co., Inc.	86,684	11,859,238
Constellation Energy Corp.	50,276	12,487,050
Duke Energy Corp.	125,163	15,843,133
Edison International	62,267	4,635,778
Entergy Corp.	72,766	8,357,903
Evergy, Inc.	36,561	3,159,967
Eversource Energy	60,567	4,377,177
Exelon Corp.	165,371	7,709,596
FirstEnergy Corp.	84,799	4,031,344
NextEra Energy, Inc.	335,953	29,486,595
NRG Energy, Inc.	33,886	4,949,389
PG&E Corp.	354,614	5,964,608
Pinnacle West Capital Corp.	18,297	1,957,779
PPL Corp.	121,015	4,398,895
Southern Co.	178,461	17,080,502
Xcel Energy, Inc.	95,500	7,668,650
		147,172,471
Electrical Equipment - 1.3%
AMETEK, Inc.	36,686	8,875,811
Eaton Corp. PLC	62,624	26,685,339
Emerson Electric Co.	89,950	12,876,342
GE Vernova, Inc.	42,746	50,220,566
Generac Holdings, Inc.(a)	8,996	2,634,119
Hubbell, Inc.	8,261	4,322,155
Rockwell Automation, Inc.	17,390	8,609,441
Vertiv Holdings Co. - Class A	61,077	20,449,801
		134,673,574
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	198,106	34,930,050
CDW Corp.	21,011	2,954,987
Coherent Corp.(a)	29,606	11,678,679
Corning, Inc.	124,602	31,827,089
Flex Ltd.(a)	34,545	5,598,708
Jabil, Inc.	16,325	6,292,961
Keysight Technologies, Inc.(a)	27,285	9,551,660
TE Connectivity PLC	46,806	9,436,558
Teledyne Technologies, Inc.(a)	7,266	4,845,695
Zebra Technologies Corp. - Class A(a)	7,236	1,904,949
		119,021,336
Energy Equipment & Services - 0.2%
Baker Hughes Co.	160,523	8,909,027
Halliburton Co.	135,331	4,594,487
SLB Ltd.	240,952	11,201,858
		24,705,372

The accompanying notes are an integral part of these financial statements.

89

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Entertainment - 1.0%
Electronic Arts, Inc.	35,806	$7,341,662
Live Nation Entertainment, Inc.(a)	25,533	4,675,348
Netflix, Inc.(a)	682,398	48,723,217
Take-Two Interactive Software, Inc.(a)	27,655	6,913,197
TKO Group Holdings, Inc. - Class A	10,322	2,077,922
Walt Disney Co.	285,922	27,519,993
Warner Bros. Discovery, Inc.(a)	399,858	10,660,214
		107,911,553
Financial Services - 3.3%
Apollo Global Management, Inc.	74,289	8,789,132
Berkshire Hathaway, Inc. - Class B(a)	295,488	147,859,240
Block, Inc. – Class A(a)	88,039	6,690,964
Corpay, Inc.(a)	10,822	3,606,648
Fidelity National Information Services, Inc.	83,308	3,239,015
Fiserv, Inc.(a)	87,449	4,289,373
Global Payments, Inc.	40,076	2,907,915
Jack Henry & Associates, Inc.	11,192	1,541,586
Mastercard, Inc. - Class A	131,009	67,286,222
PayPal Holdings, Inc.	149,354	6,449,106
Visa, Inc. - Class A	270,370	92,761,243
		345,420,444
Food Products - 0.4%
Archer-Daniels-Midland Co.	77,941	5,954,692
Bunge Global SA	21,989	2,346,886
Conagra Brands, Inc.	82,933	1,116,278
General Mills, Inc.	86,525	3,011,070
Hershey Co.	23,915	4,195,887
Hormel Foods Corp.	49,016	1,216,577
J M Smucker Co.	16,295	1,833,188
Kraft Heinz Co.	143,062	3,379,124
McCormick & Co., Inc.	40,779	2,056,077
Mondelez International, Inc. - Class A	206,716	11,956,454
Tyson Foods, Inc. - Class A	46,013	2,634,244
		39,700,477
Gas Utilities - 0.1%
Atmos Energy Corp.	26,280	4,527,256
Ground Transportation - 0.9%
CSX Corp.	300,794	14,296,739
Fedex Freight Holding Co., Inc.(a)	16,912	2,553,712
JB Hunt Transport Services, Inc.	11,550	3,342,917
Norfolk Southern Corp.	35,773	11,253,828
Old Dominion Freight Line, Inc.	29,470	6,383,202
Uber Technologies, Inc.(a)	333,339	24,053,742
Union Pacific Corp.	95,724	26,036,928
		87,921,068

The accompanying notes are an integral part of these financial statements.

90

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	281,486	$25,542,040
Align Technology, Inc.(a)	10,267	1,731,632
Baxter International, Inc.	89,321	1,904,324
Becton Dickinson & Co.	45,959	6,954,976
Boston Scientific Corp.(a)	241,434	10,304,403
Cooper Cos., Inc.(a)	31,140	2,233,049
Dexcom, Inc.(a)	62,735	4,225,202
Edwards Lifesciences Corp.(a)	93,284	8,438,471
GE HealthCare Technologies, Inc.	72,512	4,641,493
IDEXX Laboratories, Inc.(a)	12,399	6,527,330
Insulet Corp.(a)	10,841	1,650,542
Intuitive Surgical, Inc.(a)	57,027	22,678,497
Medtronic PLC	208,318	16,296,717
ResMed, Inc.	23,399	4,559,997
Solventum Corp.(a)	23,592	1,820,123
STERIS PLC	15,083	3,176,027
Stryker Corp.	55,069	17,337,924
Zimmer Biomet Holdings, Inc.	31,869	2,743,602
		142,766,349
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	37,294	8,859,563
Cencora, Inc.	31,025	8,779,454
Centene Corp.(a)	74,846	4,804,365
Cigna Group	42,491	11,713,919
CVS Health Corp.	204,731	21,179,422
DaVita, Inc.(a)	4,984	1,108,840
Elevance Health, Inc.	35,186	13,607,482
HCA Healthcare, Inc.	25,109	9,789,748
Henry Schein, Inc.(a)	14,403	1,202,938
Humana, Inc.	18,942	7,524,141
Labcorp Holdings, Inc.	12,766	3,574,480
McKesson Corp.	19,721	14,901,188
Quest Diagnostics, Inc.	17,028	3,609,085
UnitedHealth Group, Inc.	145,463	60,458,787
Universal Health Services, Inc. - Class B	8,421	1,252,118
		172,365,530
Health Care Technology - 0.0%(b)
Veeva Systems, Inc. - Class A(a)	24,173	4,289,982
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. - Class A(a)	67,894	9,715,631
Booking Holdings, Inc.	129,473	23,077,268
Carnival Corp. Ltd.	204,265	5,835,851
Chipotle Mexican Grill, Inc.(a)	210,012	7,140,408
Darden Restaurants, Inc.	17,623	3,630,514
Domino’s Pizza, Inc.	4,745	1,404,710

The accompanying notes are an integral part of these financial statements.

91

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Hotels, Restaurants & Leisure - 1.6% (Continued)
DoorDash, Inc. - Class A(a)	60,213	$11,111,105
Expedia Group, Inc. - Class A	18,100	4,631,428
Hilton Worldwide Holdings, Inc.	36,775	12,152,666
Las Vegas Sands Corp.	49,949	2,307,144
Marriott International, Inc. - Class A	35,143	13,023,644
McDonald’s Corp.	114,396	30,922,383
MGM Resorts International(a)	30,939	1,479,194
Norwegian Cruise Line Holdings Ltd.(a)	75,161	1,586,649
Royal Caribbean Cruises Ltd.	40,604	12,892,988
Starbucks Corp.	183,958	18,798,668
Wynn Resorts Ltd.	12,410	1,204,887
Yum! Brands, Inc.	44,948	7,185,387
		168,100,525
Household Durables - 0.2%
D.R. Horton, Inc.	43,674	7,113,621
Garmin Ltd.	26,156	6,213,096
Lennar Corp. - Class A	33,966	3,073,583
NVR, Inc.(a)	432	2,943,389
PulteGroup, Inc.	30,690	4,210,975
		23,554,664
Household Products - 0.8%
Church & Dwight Co., Inc.	37,560	3,638,813
Clorox Co.	19,718	1,881,886
Colgate-Palmolive Co.	130,138	11,931,052
Kimberly-Clark Corp.	52,961	5,813,529
Procter & Gamble Co.	374,796	54,960,085
		78,225,365
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	122,900	1,801,714
Vistra Corp.	50,844	8,065,384
		9,867,098
Industrial Conglomerates - 0.2%
3M Co.	85,090	13,776,922
Honeywell International, Inc.	51,128	11,447,447
		25,224,369
Insurance - 1.6%
Aflac, Inc.	75,165	8,813,096
Allstate Corp.	41,809	9,948,034
American International Group, Inc.	86,391	6,438,721
Aon PLC - Class A	34,134	11,321,907
Arch Capital Group Ltd.(a)	58,320	5,660,539
Arthur J Gallagher & Co.	41,390	9,501,902
Assurant, Inc.	7,646	2,053,180
Brown & Brown, Inc.	47,100	3,021,465

The accompanying notes are an integral part of these financial statements.

92

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Insurance - 1.6% (Continued)
Chubb Ltd.	59,069	$20,127,171
Cincinnati Financial Corp.	25,091	4,645,348
Erie Indemnity Co. - Class A	3,622	868,375
Everest Group Ltd.	6,297	2,249,477
Globe Life, Inc.	12,221	2,183,648
Hartford Insurance Group, Inc.	44,883	5,947,895
Loews Corp.	27,264	3,086,558
Marsh & McLennan Cos., Inc.	77,969	12,995,093
MetLife, Inc.	88,894	7,521,321
Principal Financial Group, Inc.	32,017	3,450,792
Progressive Corp.	94,675	20,681,754
Prudential Financial, Inc.	55,254	5,963,564
Travelers Cos., Inc.	34,387	11,351,837
W.R. Berkley Corp.	49,321	3,478,610
Willis Towers Watson PLC	14,759	3,857,560
		165,167,847
Interactive Media & Services - 7.8%
Alphabet, Inc. - Class A	952,085	340,246,616
Alphabet, Inc. - Class C	766,717	270,904,118
Meta Platforms, Inc. - Class A	352,768	198,710,687
		809,861,421
IT Services - 0.6%
Accenture PLC - Class A	99,097	12,331,631
Akamai Technologies, Inc.(a)	23,211	2,743,772
Cognizant Technology Solutions Corp. - Class A	77,254	2,992,048
Gartner, Inc.(a)	10,282	1,332,753
GoDaddy, Inc. - Class A(a)	21,855	1,855,052
International Business Machines Corp.	149,865	42,143,537
VeriSign, Inc.	12,822	3,225,502
		66,624,295
Leisure Products - 0.0%(b)
Hasbro, Inc.	21,325	1,761,232
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	45,736	6,075,113
Bio-Techne Corp.	25,091	1,772,679
Charles River Laboratories International, Inc.(a)	8,367	1,897,552
Danaher Corp.	101,558	19,344,768
IQVIA Holdings, Inc.(a)	27,108	5,237,808
Mettler-Toledo International, Inc.(a)	3,149	4,022,879
Revvity, Inc.	17,219	1,915,786
Thermo Fisher Scientific, Inc.	60,698	30,431,549
Waters Corp.(a)	15,124	5,672,105
West Pharmaceutical Services, Inc.	11,157	4,005,363
		80,375,602

The accompanying notes are an integral part of these financial statements.

93

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Machinery - 2.0%
Caterpillar, Inc.	74,468	$79,300,973
Cummins, Inc.	22,133	15,785,477
Deere & Co.	40,767	25,859,731
Dover Corp.	21,824	4,894,687
Fortive Corp.	50,603	3,091,337
IDEX Corp.	11,490	2,607,656
Illinois Tool Works, Inc.	42,288	11,437,635
Ingersoll Rand, Inc.	57,529	4,716,803
Nordson Corp.	8,210	2,476,875
Otis Worldwide Corp.	63,194	4,524,690
PACCAR, Inc.	84,393	10,137,287
Parker-Hannifin Corp.	20,418	19,971,254
Pentair PLC	26,181	2,007,035
Snap-on, Inc.	8,014	3,224,834
Stanley Black & Decker, Inc.	25,034	2,356,200
Westinghouse Air Brake Technologies Corp.	27,215	7,337,164
Xylem, Inc.	39,460	4,664,567
		204,394,205
Media - 0.3%
Charter Communications, Inc. - Class A(a)	13,060	1,857,263
Comcast Corp. - Class A	580,477	14,250,710
EchoStar Corp. - Class A(a)	22,497	2,283,445
Fox Corp. - Class A	32,657	1,703,389
Fox Corp. - Class B	23,439	1,097,883
News Corp. - Class A	65,573	1,628,178
News Corp. - Class B	19,979	560,611
Omnicom Group, Inc.	50,671	3,690,369
Paramount Skydance Corp. – Class B	50,877	501,647
Trade Desk, Inc. - Class A(a)	71,201	1,287,314
		28,860,809
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	231,601	14,565,387
Newmont Corp.	175,399	16,382,266
Nucor Corp.	36,621	8,157,328
Steel Dynamics, Inc.	22,437	5,148,394
		44,253,375
Multi-Utilities - 0.6%
Ameren Corp.	44,678	5,050,401
CenterPoint Energy, Inc.	105,452	4,644,106
CMS Energy Corp.	49,628	3,796,542
Consolidated Edison, Inc.	58,452	6,466,545
Dominion Energy, Inc.	137,815	9,411,386
DTE Energy Co.	32,998	5,027,905
NiSource, Inc.	78,091	3,713,227
Public Service Enterprise Group, Inc.	80,867	6,563,166

The accompanying notes are an integral part of these financial statements.

94

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Multi-Utilities - 0.6% (Continued)
Sempra	105,393	$9,770,985
WEC Energy Group, Inc.	51,936	6,064,567
		60,508,830
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	56,876	1,852,451
Chevron Corp.	302,259	50,102,452
ConocoPhillips	197,978	20,581,793
Devon Energy Corp.	186,483	7,705,478
Diamondback Energy, Inc.	30,773	5,409,278
EOG Resources, Inc.	87,581	11,361,883
EQT Corp.	101,570	5,400,477
Expand Energy Corp.	37,690	3,436,951
Exxon Mobil Corp.	674,883	92,270,004
Kinder Morgan, Inc.	316,491	10,118,217
Marathon Petroleum Corp.	47,274	12,086,544
Occidental Petroleum Corp.	117,727	5,718,000
ONEOK, Inc.	101,966	8,864,924
Phillips 66	64,690	10,935,845
Targa Resources Corp.	34,046	9,129,094
Texas Pacific Land Corp.	8,916	3,901,998
Valero Energy Corp.	48,961	12,751,403
Williams Cos., Inc.	197,080	14,650,927
		286,277,719
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	105,656	9,895,741
Southwest Airlines Co.	81,140	4,172,219
United Airlines Holdings, Inc.(a)	51,396	6,989,342
		21,057,302
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	39,828	3,144,420
Kenvue, Inc.	309,326	5,911,220
		9,055,640
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	328,183	18,909,904
Eli Lilly & Co.	127,181	152,544,707
Johnson & Johnson	388,159	98,580,741
Merck & Co., Inc.	400,492	51,463,222
Pfizer, Inc.	921,514	22,190,057
Viatris, Inc.	189,954	3,016,470
Zoetis, Inc.	68,699	4,936,710
		351,641,811

The accompanying notes are an integral part of these financial statements.

95

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Professional Services - 0.3%
Automatic Data Processing, Inc.	64,590	$14,464,931
Broadridge Financial Solutions, Inc.	17,645	2,416,483
Equifax, Inc.	19,842	3,149,322
Jacobs Solutions, Inc.	17,921	2,258,046
Leidos Holdings, Inc.	20,654	2,126,742
Paychex, Inc.	52,023	5,115,422
Verisk Analytics, Inc.	22,536	4,045,888
		33,576,834
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	46,706	6,290,831
CoStar Group, Inc.(a)	68,670	1,944,735
		8,235,566
Semiconductors & Semiconductor Equipment - 19.0%
Advanced Micro Devices, Inc.(a)	261,706	152,027,633
Analog Devices, Inc.	78,930	31,348,628
Applied Materials, Inc.	127,344	92,069,712
Broadcom, Inc.	767,188	289,805,267
First Solar, Inc.(a)	16,674	3,934,397
Intel Corp.(a)	752,304	105,044,208
KLA Corp.	209,100	63,087,561
Lam Research Corp.	200,659	86,951,565
Marvell Technology, Inc.	140,054	41,720,686
Microchip Technology, Inc.	87,145	7,947,624
Micron Technology, Inc.	178,823	206,413,601
Monolithic Power Systems, Inc.	7,520	10,395,347
NVIDIA Corp.	3,922,158	784,784,594
NXP Semiconductors NV	40,456	11,369,350
ON Semiconductor Corp.(a)	63,345	5,988,636
Qnity Electronics, Inc.	33,569	5,482,153
QUALCOMM, Inc.	171,189	31,634,015
Skyworks Solutions, Inc.	24,129	1,635,946
Teradyne, Inc.	25,200	12,192,768
Texas Instruments, Inc.	145,970	43,509,278
		1,987,342,969
Software - 7.5%
Adobe, Inc.(a)	66,363	13,605,742
AppLovin Corp. - Class A(a)	44,014	22,677,333
Autodesk, Inc.(a)	34,133	6,636,138
Cadence Design Systems, Inc.(a)	43,713	16,406,363
Crowdstrike Holdings, Inc. - Class A(a)	40,619	30,997,984
Datadog, Inc. - Class A(a)	52,562	13,685,042
Fair Isaac Corp.(a)	3,683	4,400,375
Fortinet, Inc.(a)	101,607	15,608,867
Gen Digital, Inc.	89,650	2,231,388
Intuit, Inc.	44,995	11,743,695

The accompanying notes are an integral part of these financial statements.

96

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Software - 7.5% (Continued)
Microsoft Corp.	1,199,227	$447,335,656
Oracle Corp.	272,678	39,960,961
Palantir Technologies, Inc. - Class A(a)	371,657	43,361,222
Palo Alto Networks, Inc.(a)	130,196	44,399,440
PTC, Inc.(a)	19,281	2,190,514
Roper Technologies, Inc.	16,287	5,511,358
Salesforce, Inc.	152,515	23,893,000
ServiceNow, Inc.(a)	168,988	16,777,129
Synopsys, Inc.(a)	30,351	13,538,671
Trimble, Inc.(a)	39,432	2,018,130
Tyler Technologies, Inc.(a)	6,648	1,944,274
Workday, Inc. - Class A(a)	33,745	4,131,063
		783,054,345
Specialty Retail - 1.5%
AutoZone, Inc.(a)	2,560	8,181,606
Best Buy Co., Inc.	30,875	2,342,795
Carvana Co. – Class A(a)	114,435	7,532,112
Home Depot, Inc.	160,057	56,448,903
Lowe’s Cos., Inc.	90,350	19,921,272
O’Reilly Automotive, Inc.(a)	135,718	12,498,271
Ross Stores, Inc.	52,267	11,125,031
TJX Cos., Inc.	179,875	27,251,062
Tractor Supply Co.	86,700	2,740,587
Ulta Beauty, Inc.(a)	6,866	3,096,429
Williams-Sonoma, Inc.	19,284	4,495,100
		155,633,168
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	2,360,780	683,115,301
Dell Technologies, Inc. - Class C	47,433	20,465,442
Hewlett Packard Enterprise Co.	214,545	9,678,125
HP, Inc.	149,762	3,285,778
NetApp, Inc.	31,869	4,932,046
Sandisk Corp.(a)	23,476	53,378,086
Seagate Technology Holdings PLC	34,606	33,394,790
Super Micro Computer, Inc.(a)	81,038	2,376,845
Western Digital Corp.	53,411	34,114,674
		844,741,087
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp.(a)	23,079	2,291,514
Lululemon Athletica, Inc.(a)	16,143	1,843,208
NIKE, Inc. - Class B	190,937	7,837,964
Ralph Lauren Corp. - Class A	5,993	2,405,650
Tapestry, Inc.	32,187	4,711,533
		19,089,869

The accompanying notes are an integral part of these financial statements.

97

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 97.8% (Continued)
Tobacco - 0.6%
Altria Group, Inc.	272,374	$19,597,309
Philip Morris International, Inc.	251,717	45,538,123
		65,135,432
Trading Companies & Distributors - 0.3%
Fastenal Co.	184,071	8,840,930
United Rentals, Inc.	9,719	11,010,558
W.W. Grainger, Inc.	6,766	9,204,466
		29,055,954
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	31,163	4,100,428
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	76,135	12,770,124
TOTAL COMMON STOCKS (Cost $8,430,448,391)		10,208,853,962
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	24,796	1,310,469
Healthpeak Properties, Inc.	111,556	2,387,298
Ventas, Inc.	77,331	6,866,993
Welltower, Inc.	112,652	25,568,624
		36,133,384
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	105,281	2,496,212
Industrial REITs - 0.2%
Prologis, Inc.	149,262	20,220,523
Office REITs - 0.0%(b)
BXP, Inc.	23,718	1,572,741
Residential REITs - 0.2%
AvalonBay Communities, Inc.	22,884	4,317,982
Camden Property Trust	15,768	1,805,278
Equity Residential	56,179	3,816,239
Essex Property Trust, Inc.	9,862	2,875,661
Invitation Homes, Inc.	92,084	2,781,858
Mid-America Apartment Communities, Inc.	17,656	2,453,125
UDR, Inc.	49,837	1,989,493
		20,039,636
Retail REITs - 0.3%
Federal Realty Investment Trust	13,387	1,652,491
Kimco Realty Corp.	109,787	2,783,101
Realty Income Corp.	148,396	9,194,616

The accompanying notes are an integral part of these financial statements.

98

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.7% (Continued)
Retail REITs - 0.3% (Continued)
Regency Centers Corp.	26,119	$2,082,729
Simon Property Group, Inc.	52,379	11,714,563
		27,427,500
Specialized REITs - 0.7%
American Tower Corp.	74,703	12,219,170
Crown Castle, Inc.	69,533	5,265,734
Digital Realty Trust, Inc.	51,737	9,290,930
Equinix, Inc.	15,263	15,909,999
Extra Space Storage, Inc.	33,574	4,878,302
Iron Mountain, Inc.	47,582	6,010,082
Public Storage	25,303	8,054,198
SBA Communications Corp.	16,447	2,902,238
VICI Properties, Inc.	177,111	4,702,297
Weyerhaeuser Co.	117,117	2,803,781
		72,036,731
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $163,346,285)		179,926,727
CONTINGENT VALUE RIGHTS - 0.0%
Abiomed, Inc., Exercise Price $0.00(a)(c)(e)	2	0
Sycamore Partners LLC, Exercise Price $0.00(a)(c)(e)	74,328	0
TPG, Inc., Exercise Price $0.00(a)(c)(e)	30,983	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 3.58%(d)	56,205,614	56,205,614
TOTAL MONEY MARKET FUNDS (Cost $56,205,614)		56,205,614
TOTAL INVESTMENTS - 100.0% (Cost $8,650,000,290)		$10,444,986,303
Liabilities in Excess of Other Assets - (0.0)%(b)		(2,901,927)
TOTAL NET ASSETS - 100.0%		$10,442,084,376

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	Security is deemed illiquid pursuant to the Fund’s Liquidity Risk Management Program. At period end, the value of this security represented 0.0% of net assets.
The accompanying notes are an integral part of these financial statements.

99

NEOS S&P 500® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.6)%
S&P 500® Index(a)(b)
Expiration: 08/21/2026; Exercise Price: $7,645.00	$(3,116,734,016)	(4,156)	$(39,689,800)
Expiration: 08/21/2026; Exercise Price: $7,735.00	(3,116,734,016)	(4,156)	(25,663,300)
TOTAL WRITTEN OPTIONS (Premiums received $68,602,901)			$(65,353,100)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

100

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Boosted Bitcoin High Income ETF (Consolidated)	NEOS Boosted Nasdaq-100® High Income ETF	NEOS Boosted S&P 500® High Income ETF	NEOS Enhanced Income 1-3 Month T-Bill ETF
ASSETS:
Investments, at value	$ 1,102,431,065	$94,641,613	$ 248,406,439	$ 74,884,374	$ 1,408,644,737
Foreign currency, at value	—	—	2,361	—	—
Dividends receivable	62,024	3,299	29,900	29,633	91,842
Interest receivable	32	—	—	—	—
Receivable for investments sold	201,190,788	32,440,298	32,142,348	6,258,744	—
Receivable for fund shares sold	—	—	1,592,805	—	4,979,130
Dividend tax reclaims receivable	—	—	170	322	—
Deposits at broker for option contracts	—	—	—	608	—
Total assets	1,303,683,909	127,085,210	282,174,023	81,173,681	1,413,715,709
LIABILITIES:
Written options, at value	77,884,600	10,620,800	8,725,275	1,718,495	220,410
Payable for investments purchased	196,887,836	27,380,179	19,726,096	5,934,583	4,982,000
Payable to Adviser	876,519	61,261	177,779	50,918	417,148
Payable for fund shares redeemed	4,019,220	—	—	—	—
Due to broker	—	3,646,103	—	—	—
Total liabilities	279,668,175	41,708,343	28,629,150	7,703,996	5,619,558
NET ASSETS	$ 1,024,015,734	$85,376,867	$ 253,544,873	$ 73,469,685	$ 1,408,096,151
Net Assets Consist of:
Paid-in capital	$ 1,762,919,461	$117,475,521	$ 242,638,786	$ 72,028,586	$ 1,406,163,648
Total distributable earnings/ (accumulated losses)	(738,903,727)	(32,098,654)	10,906,087	1,441,099	1,932,503
Total net assets	$ 1,024,015,734	$85,376,867	$ 253,544,873	$ 73,469,685	$ 1,408,096,151
Net assets	$ 1,024,015,734	$85,376,867	$ 253,544,873	$ 73,469,685	$ 1,408,096,151
Shares issued and outstanding(a)	38,140,000	2,880,000	4,800,000	1,480,000	28,280,000
Net asset value per share	$26.85	$29.64	$52.82	$49.64	$49.79
Cost:
Investments, at cost	$ 1,240,716,890	$99,085,075	$ 230,510,022	$ 71,483,375	$ 1,409,167,237
Foreign currency, at cost	$—	$—	$2,390	$—	$—
Proceeds:
Written options premium received	$78,276,260	$10,682,426	$8,664,407	$1,724,950	$1,321,625

The accompanying notes are an integral part of these financial statements.

101

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF	NEOS Ethereum High Income ETF (Consolidated)	NEOS Gold High Income ETF (Consolidated)
ASSETS:
Investments, at value	$ 16,136,190	$ 182,136,499	$ 224,423,778	$69,463,396	$ 467,683,544
Dividends receivable	751	5,470	29,740	3,664	17,509
Interest receivable	281,913	—	—	19	11
Receivable for investments sold	—	—	—	22,616,656	—
Receivable for fund shares sold	912,346	470,352	—	—	—
Deposits at broker for option contracts	—	—	13,325	—	809,472
Total assets	17,331,200	182,612,321	224,466,843	92,083,735	468,510,536
LIABILITIES:
Written options, at value	3,465	40,590	49,995	6,667,265	20,302,954
Payable for investments purchased	898,120	466,002	—	22,609,604	—
Payable to Adviser	7,375	79,207	112,233	53,636	295,927
Total liabilities	908,960	585,799	162,228	29,330,505	20,598,881
NET ASSETS	$ 16,422,240	$ 182,026,522	$ 224,304,615	$62,753,230	$447,911,655
Net Assets Consist of:
Paid-in capital	$ 16,819,008	$ 183,000,280	$ 232,238,250	$99,822,244	$ 510,334,791
Total accumulated losses	(396,768)	(973,758)	(7,933,635)	(37,069,014)	(62,423,136)
Total net assets	$ 16,422,240	$ 182,026,522	$ 224,304,615	$62,753,230	$447,911,655
Net assets	$ 16,422,240	$ 182,026,522	$ 224,304,615	$62,753,230	$447,911,655
Shares issued and outstanding(a)	360,000	3,870,000	4,553,997	2,680,000	9,250,000
Net asset value per share	$45.62	$47.04	$49.25	$23.42	$48.42
Cost:
Investments, at cost	$ 16,585,535	$ 183,145,529	$ 224,551,199	$77,148,675	$ 472,898,927
Proceeds:
Written options premium received	$24,840	$290,982	$358,404	$6,604,755	$20,286,997

The accompanying notes are an integral part of these financial statements.

102

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	NEOS Long/Short Equity Income ETF	NEOS MLP & Energy Infrastructure High Income ETF	NEOS MSCI EAFE High Income ETF	NEOS Nasdaq- 100® Hedged Equity Income ETF	NEOS Nasdaq- 100® High Income ETF
ASSETS:
Investments, at value	$ 5,814,341	$ 681,234,609	$ 179,806,166	$ 396,629,725	$ 13,131,182,089
Foreign currency, at value	—	—	—	—	240,433
Dividends receivable	3,018	822,203	7,580	57,938	1,829,565
Interest receivable	—	—	—	—	—
Receivable for investments sold	—	2,830,893	1,412,497	11,615,982	135,153,716
Receivable for fund shares sold	—	3,839,808	—	—	—
Dividend tax reclaims receivable	—	183,879	—	—	18,351
Deposits at broker for securities sold short	1,312,586	—	—	—	—
Total assets	7,129,945	688,911,392	181,226,243	408,303,645	13,268,424,154
LIABILITIES:
Securities sold short, at value	2,531,433	—	—	—	—
Written options, at value	990	2,917,458	1,508,800	9,101,185	109,587,060
Payable to Adviser	2,743	369,237	85,939	210,955	6,997,130
Payable for dividends on securities sold short	2,050	—	—	—	—
Payable for investments purchased	—	6,167,138	646,547	9,987,890	40,087,014
Payable for fund shares redeemed	—	—	—	—	23,321,661
Total liabilities	2,537,216	9,453,833	2,241,286	19,300,030	179,992,865
NET ASSETS	$ 4,592,729	$ 679,457,559	$ 178,984,957	$ 389,003,615	$ 13,088,431,289
Net Assets Consist of:
Paid-in capital	$ 4,850,450	$ 673,760,281	$ 179,833,512	$ 441,867,908	$11,845,942,710
Total distributable earnings/ (accumulated losses)	(257,721)	5,697,278	(848,555)	(52,864,293)	1,242,488,579
Total net assets	$ 4,592,729	$ 679,457,559	$ 178,984,957	$ 389,003,615	$ 13,088,431,289
Net assets	$ 4,592,729	$ 679,457,559	$ 178,984,957	$ 389,003,615	$ 13,088,431,289
Shares issued and outstanding(a)	90,000	12,390,000	3,480,000	6,954,981	230,080,000
Net asset value per share	$51.03	$54.84	$51.43	$55.93	$56.89
Cost:
Investments, at cost	$ 5,665,068	$ 646,486,594	$ 174,194,595	$ 207,434,200	$ 10,441,599,241
Foreign currency, at cost	$—	$—	$—	$—	$243,409
Proceeds:
Securities sold short proceeds	$ 2,509,604	$—	$—	$—	$—
Written options premium received	$7,097	$2,830,893	$1,412,497	$9,310,808	$112,536,913

The accompanying notes are an integral part of these financial statements.

103

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
ASSETS:
Investments, at value	$ 285,633,390	$ 1,041,427,727	$ 31,429,945	$ 10,444,986,303
Dividends receivable	1,131,395	17,179	14,999	4,758,872
Interest receivable	—	—	—	—
Receivable for investments sold	—	9,788,703	1,377,009	68,602,901
Receivable for fund shares sold	—	12,317,213	1,097,380	52,779,920
Dividend tax reclaims receivable	—	—	158	61,409
Deposits at broker for option contracts	266,963	—	—	—
Total assets	287,031,748	1,063,550,822	33,919,491	10,571,189,405
LIABILITIES:
Written options, at value	1,827,360	9,814,375	272,070	65,353,100
Payable to Adviser	155,121	482,359	16,767	5,641,490
Payable for investments purchased	—	23,505,970	184,523	38,821,897
Payable for fund shares redeemed	—	—	1,114,992	—
Payable to custodian	—	—	1,097,397	19,288,542
Due to broker	—	—	1,920	—
Total liabilities	1,982,481	33,802,704	2,687,669	129,105,029
NET ASSETS	$ 285,049,267	$1,029,748,118	$ 31,231,822	$ 10,442,084,376
Net Assets Consist of:
Paid-in capital	$ 286,965,138	$931,429,044	$ 30,090,978	$9,459,391,720
Total distributable earnings/(accumulated losses)	(1,915,871)	98,319,074	1,140,844	982,692,656
Total net assets	$ 285,049,267	$1,029,748,118	$ 31,231,822	$ 10,442,084,376
Net assets	$ 285,049,267	$1,029,748,118	$ 31,231,822	$ 10,442,084,376
Shares issued and outstanding(a)	5,810,000	19,230,000	560,000	196,430,000
Net asset value per share	$49.06	$53.55	$55.77	$53.16
Cost:
Investments, at cost	$ 270,495,848	$873,156,731	$ 28,370,915	$8,650,000,290
Proceeds:
Written options premium received	$1,807,436	$9,788,703	$280,929	$68,602,901

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

104

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Boosted Bitcoin High Income ETF (Consolidated)(a)	NEOS Boosted Nasdaq-100® High Income ETF(a)	NEOS Boosted S&P 500® High Income ETF(a)	NEOS Enhanced Income 1-3 Month T-Bill ETF
INVESTMENT INCOME:
Dividend income	$628,191	$10,743	$295,104	$177,033	$451,543
Dividend withholding taxes	—	—	(1,329)	(71)	—
Interest income	14,885,674	386,156	—	—	18,564,353
Total investment income	15,513,865	396,899	293,775	176,962	19,015,896
EXPENSES:
Investment advisory fee	5,146,307	137,957	383,638	135,231	1,970,905
Total expenses	5,146,307	137,957	383,638	135,231	1,970,905
NET INVESTMENT INCOME/(LOSS)	10,367,558	258,942	(89,863)	41,731	17,044,991
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(197,160,699)	(15,172,677)	5,871,736	1,126,975	(10,147,188)
In-kind redemptions	—	—	2,377,269	236,459	—
Written options expired or closed	(109,013,622)	(7,301,244)	(7,559,735)	(1,175,690)	18,951,845
Foreign currency transactions	—	—	(5)	—	—
Net realized gain (loss)	(306,174,321)	(22,473,921)	689,265	187,744	8,804,657
Net change in unrealized appreciation (depreciation) on:
Investments	(102,729,891)	(4,443,462)	17,896,417	3,400,999	(702,130)
Written options	1,086,039	61,626	(60,868)	6,455	1,134,547
Foreign currency translation	—	—	(29)	—	—
Net change in unrealized appreciation (depreciation)	(101,643,852)	(4,381,836)	17,835,520	3,407,454	432,417
Net realized and unrealized gain (loss)	(407,818,173)	(26,855,757)	18,524,785	3,595,198	9,237,074
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (397,450,615)	$ (26,596,815)	$ 18,434,922	$3,636,929	$26,282,065

(a)	Inception date of the Fund was February 3, 2026.
The accompanying notes are an integral part of these financial statements.

105

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF	NEOS Ethereum High Income ETF (Consolidated)	NEOS Gold High Income ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$4,116	$2,646,463	$4,403,117	$36,184	$182,313
Interest income	302,861	—	593,309	701,758	5,188,742
Total investment income	306,977	2,646,463	4,996,426	737,942	5,371,055
EXPENSES:
Investment advisory fee	36,599	459,822	680,691	225,434	1,536,450
Total expenses	36,599	459,822	680,691	225,434	1,536,450
Expense waiver	—	(25,423)	(26,698)	—	—
Net expenses	36,599	434,399	653,993	225,434	1,536,450
NET INVESTMENT INCOME	270,378	2,212,064	4,342,433	512,508	3,834,605
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(156,286)	(2,093,693)	(4,920,237)	(12,817,652)	(20,819,627)
In-kind redemptions	386	70,210	—	—	—
Written options expired or closed	299,616	4,161,380	5,459,753	(8,638,531)	(22,576,155)
Net realized gain (loss)	143,716	2,137,897	539,516	(21,456,183)	(43,395,782)
Net change in unrealized appreciation (depreciation) on:
Investments	(202,869)	(1,733,141)	(1,005,511)	(7,665,495)	(12,669,771)
Written options	21,946	259,384	321,968	(63,119)	(6,766)
Net change in unrealized appreciation (depreciation)	(180,923)	(1,473,757)	(683,543)	(7,728,614)	(12,676,537)
Net realized and unrealized gain (loss)	(37,207)	664,140	(144,027)	(29,184,797)	(56,072,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$233,171	$2,876,204	$4,198,406	$ (28,672,289)	$ (52,237,714)

The accompanying notes are an integral part of these financial statements.

106

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	NEOS Long/Short Equity Income ETF	NEOS MLP & Energy Infrastructure High Income ETF	NEOS MSCI EAFE High Income ETF	NEOS Nasdaq- 100® Hedged Equity Income ETF	NEOS Nasdaq- 100® High Income ETF
INVESTMENT INCOME:
Dividend income	$33,475	$5,724,462	$2,822,070	$1,282,718	$36,066,596
Dividend withholding taxes	(95)	(508,097)	—	(5,229)	(192,460)
Interest income	27,933	—	—	—	—
Total investment income	61,313	5,216,365	2,822,070	1,277,489	35,874,136
EXPENSES:
Investment advisory fee	14,760	1,389,202	467,988	1,216,859	33,790,960
Borrowing expense on securities sold short	17,695	—	—	—	—
Dividends on securities sold short	15,635	—	—	—	—
Total expenses	48,090	1,389,202	467,988	1,216,859	33,790,960
Expense waiver	—	—	(49,161)	—	—
Net expenses	30,395	1,389,202	418,827	1,216,859	33,790,960
NET INVESTMENT INCOME	13,223	3,827,163	2,403,243	60,630	2,083,176
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(14,175)	(2,141,951)	(223,019)	2,597,833	(190,194,908)
In-kind redemptions	(17,003)	2,064,670	210,924	1,638,474	225,981,599
Written options expired or closed	59,889	(809,009)	(1,379,764)	(24,982,712)	(666,582,887)
Securities sold short	(355,663)	—	—	—	—
Foreign currency transactions	—	(101,271)	—	(85)	(463)
Net realized gain (loss)	(326,952)	(987,561)	(1,391,859)	(20,746,490)	(630,796,659)
Net change in unrealized appreciation (depreciation) on:
Investments	116,002	34,735,488	5,287,402	49,168,823	2,073,345,547
Written options	6,392	(82,194)	(104,994)	142,829	1,242,919
Securities sold short	(29,328)	—	—	—	—
Foreign currency translation	—	(2,339)	—	—	(2,975)
Net change in unrealized appreciation (depreciation)	93,066	34,650,955	5,182,408	49,311,652	2,074,585,491
Net realized and unrealized gain (loss)	(233,886)	33,663,394	3,790,549	28,565,162	1,443,788,832
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (220,663)	$ 37,490,557	$6,193,792	$28,625,792	$ 1,445,872,008

The accompanying notes are an integral part of these financial statements.

107

Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
INVESTMENT INCOME:
Dividend income	$4,858,872	$4,290,187	$158,727	$53,153,143
Dividend withholding taxes	—	—	(39)	(11,662)
Interest income	—	—	—	—
Total investment income	4,858,872	4,290,187	158,688	53,141,481
EXPENSES:
Investment advisory fee	805,735	2,427,069	84,408	28,901,855
Total expenses	805,735	2,427,069	84,408	28,901,855
Expense waiver	—	(224,785)	—	—
Net expenses	805,735	2,202,284	84,408	28,901,855
NET INVESTMENT INCOME	4,053,137	2,087,903	74,280	24,239,626
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,020,521)	(1,190,544)	(165,296)	(56,982,102)
In-kind redemptions	—	6,431,016	—	109,440,278
Written options expired or closed	(6,401,327)	(23,102,606)	(680,099)	(209,180,306)
Net realized gain (loss)	(7,421,848)	(17,862,134)	(845,395)	(156,722,130)
Net change in unrealized appreciation (depreciation) on:
Investments	17,781,505	141,085,225	2,197,619	799,962,657
Written options	(5,714)	168,784	2,506	1,292,212
Net change in unrealized appreciation (depreciation)	17,775,791	141,254,009	2,200,125	801,254,869
Net realized and unrealized gain (loss)	10,353,943	123,391,875	1,354,730	644,532,739
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 14,407,080	$ 125,479,778	$ 1,429,010	$668,772,365

The accompanying notes are an integral part of these financial statements.

108

Statements of Changes in Net Assets

	NEOS Bitcoin High Income ETF (Consolidated)			NEOS Boosted Bitcoin High Income ETF (Consolidated)	NEOS Boosted Nasdaq-100® High Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)	Period Ended May 31, 2025(a)	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$10,367,558	$9,201,627	$1,336,866	$258,942	$(89,863)
Net realized gain (loss)	(306,174,321)	(113,378,048)	1,294,896	(22,473,921)	689,265
Net change in unrealized appreciation (depreciation)	(101,643,852)	(55,962,879)	19,712,566	(4,381,836)	17,835,520
Net increase (decrease) in net assets from operations	(397,450,615)	(160,139,300)	22,344,328	(26,596,815)	18,434,922
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(145,489,245)	(61,072,056)	(2,638,033)	(5,501,839)	(7,528,835)
From return of capital	—	(48,893,912)	(15,661,431)	—	—
Total distributions to shareholders	(145,489,245)	(109,965,968)	(18,299,464)	(5,501,839)	(7,528,835)
CAPITAL TRANSACTIONS:
Shares sold	617,809,280	1,028,600,105	242,376,210	117,475,521	254,462,889
Shares redeemed	(38,458,960)	(17,310,637)	—	—	(11,824,103)
Net increase (decrease) in net assets from capital transactions	579,350,320	1,011,289,468	242,376,210	117,475,521	242,638,786
NET INCREASE (DECREASE) IN NET ASSETS	36,410,460	741,184,200	246,421,074	85,376,867	253,544,873
NET ASSETS:
Beginning of the period	987,605,274	246,421,074	—	—	—
End of the period	$ 1,024,015,734	$987,605,274	$246,421,074	$85,376,867	$ 253,544,873
SHARES TRANSACTIONS
Shares sold	16,880,000	18,620,000	4,180,000	2,880,000	5,030,000
Shares redeemed	(1,200,000)	(340,000)	—	—	(230,000)
Total increase (decrease) in shares outstanding	15,680,000	18,280,000	4,180,000	2,880,000	4,800,000

(a)	Inception date of the Fund was February 3, 2026.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

109

Statements of Changes in Net Assets(Continued)

	NEOS Boosted S&P 500® High Income ETF	NEOS Enhanced Income 1-3 Month T-Bill ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$41,731	$17,044,991	$13,919,721	$21,654,004
Net realized gain (loss)	187,744	8,804,657	4,611,431	4,209,713
Net change in unrealized appreciation (depreciation)	3,407,454	432,417	30,285	(82,582)
Net increase (decrease) in net assets from operations	3,636,929	26,282,065	18,561,437	25,781,135
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,195,830)	(24,517,301)	(18,447,565)	(25,846,983)
From return of capital	—	—	(515,401)	(1,124,971)
Total distributions to shareholders	(2,195,830)	(24,517,301)	(18,962,966)	(26,971,954)
CAPITAL TRANSACTIONS:
Shares sold	73,532,063	608,961,891	305,043,569	297,304,052
Shares redeemed	(1,503,477)	(8,464,302)	(2,985,504)	(233,709,666)
Net increase (decrease) in net assets from capital transactions	72,028,586	600,497,589	302,058,065	63,594,386
NET INCREASE (DECREASE) IN NET ASSETS	73,469,685	602,262,353	301,656,536	62,403,567
NET ASSETS:
Beginning of the period	—	805,833,798	504,177,262	441,773,695
End of the period	$ 73,469,685	$ 1,408,096,151	$ 805,833,798	$504,177,262
SHARES TRANSACTIONS
Shares sold	1,510,000	12,240,000	6,130,000	5,970,000
Shares redeemed	(30,000)	(170,000)	(60,000)	(4,700,000)
Total increase (decrease) in shares outstanding	1,480,000	12,070,000	6,070,000	1,270,000

(a)	Inception date of the Fund was February 3, 2026.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

110

Statements of Changes in Net Assets(Continued)

	NEOS Enhanced Income 20+ Year Treasury Bond ETF			NEOS Enhanced Income Aggregate Bond ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended May 31, 2025(b)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$270,378	$130,098	$34,544	$2,212,064	$2,449,246	$1,567,117
Net realized gain (loss)	143,716	54,663	228	2,137,897	1,264,486	314,207
Net change in unrealized appreciation (depreciation)	(180,923)	(92,553)	(154,494)	(1,473,757)	1,596,022	(728,776)
Net increase (decrease) in net assets from operations	233,171	92,208	(119,722)	2,876,204	5,309,754	1,152,548
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(381,182)	(185,428)	(35,815)	(4,587,716)	(3,622,253)	(1,928,433)
From return of capital	—	(19,579)	(19,685)	—	—	(1,049,960)
Total distributions to shareholders	(381,182)	(205,007)	(55,500)	(4,587,716)	(3,622,253)	(2,978,393)
CAPITAL TRANSACTIONS:
Shares sold	7,811,192	7,049,828	2,914,133	54,933,111	43,679,426	77,841,467
Shares redeemed	(916,881)	—	—	(2,813,048)	(476,214)	(476,916)
Net increase (decrease) in net assets from capital transactions	6,894,311	7,049,828	2,914,133	52,120,063	43,203,212	77,364,551
NET INCREASE (DECREASE) IN NET ASSETS	6,746,300	6,937,029	2,738,911	50,408,551	44,890,713	75,538,706
NET ASSETS:
Beginning of the period	9,675,940	2,738,911	—	131,617,971	86,727,258	11,188,552
End of the period	$ 16,422,240	$ 9,675,940	$2,738,911	$ 182,026,522	$ 131,617,971	$86,727,258
SHARES TRANSACTIONS
Shares sold	170,000	150,000	60,000	1,160,000	920,000	1,630,000
Shares redeemed	(20,000)	—	—	(60,000)	(10,000)	(10,000)
Total increase (decrease) in shares outstanding	150,000	150,000	60,000	1,100,000	910,000	1,620,000

(a)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
(b)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

111

Statements of Changes in Net Assets(Continued)

	NEOS Enhanced Income Credit Select ETF			NEOS Ethereum High Income ETF (Consolidated)
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)	Period Ended September 1, 2024 to May 31, 2025(c)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$4,342,433	$6,477,716	$6,257,059	$512,508	$9,145
Net realized gain (loss)	539,516	2,586,226	(1,881,951)	(21,456,183)	72,280
Net change in unrealized appreciation (depreciation)	(683,543)	(432,719)	(2,017,887)	(7,728,614)	(19,175)
Net increase (decrease) in net assets from operations	4,198,406	8,631,223	2,357,221	(28,672,289)	62,250
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,506,947)	(6,477,716)	(7,707,273)	(8,398,295)	(60,680)
From return of capital	—	(1,195,890)	(2,214,922)	—	(193,079)
Total distributions to shareholders	(8,506,947)	(7,673,606)	(9,922,195)	(8,398,295)	(253,759)
CAPITAL TRANSACTIONS:
Shares sold	36,795,305	64,557,918	21,845,064	87,454,904	12,917,121
Shares reinvested	—	—	1,911,324	—	—
Shares redeemed	(4,945,240)	(8,553,785)	(12,502,137)	(356,702)	—
Net increase (decrease) in net assets from capital transactions	31,850,065	56,004,133	11,254,251	87,098,202	12,917,121
NET INCREASE (DECREASE) IN NET ASSETS	27,541,524	56,961,750	3,689,277	50,027,618	12,725,612
NET ASSETS:
Beginning of the period	196,763,091	139,801,341	136,112,064	12,725,612	—
End of the period	$ 224,304,615	$ 196,763,091	$139,801,341	$62,753,230	$ 12,725,612
SHARES TRANSACTIONS
Shares sold	740,000	1,280,000	412,000(d)	2,430,000	260,000
Shares exchanged	—	—	—	—	—
Shares reinvested	—	—	36,441(d)	—	—
Shares redeemed	(100,000)	(170,000)	(231,221)(d)	(10,000)	—
Total increase (decrease) in shares outstanding	640,000	1,110,000	217,220(d)	2,420,000	260,000

(a)	Inception date of the Fund was December 3, 2025.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
(c)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations. Prior to September 27, 2024, the Predecessor Fund operated as a traditional open-end mutual fund (see Note 11).

(d)	As described in Note 5, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
The accompanying notes are an integral part of these financial statements.

112

Statements of Changes in Net Assets(Continued)

	NEOS Gold High Income ETF (Consolidated)		NEOS Long/Short Equity Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)(c)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,834,605	$1,358,710	$13,223	$(4,931)
Net realized gain (loss)	(43,395,782)	14,764,261	(326,952)	19,633
Net change in unrealized appreciation (depreciation)	(12,676,537)	7,445,197	93,066	40,485
Net increase (decrease) in net assets from operations	(52,237,714)	23,568,168	(220,663)	55,187
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(24,762,868)	(8,990,722)	(77,779)	(14,466)
From return of capital	—	—	—	(4,505)
Total distributions to shareholders	(24,762,868)	(8,990,722)	(77,779)	(18,971)
CAPITAL TRANSACTIONS:
Shares sold	266,087,067	261,745,628	3,049,857	5,589,300
Shares redeemed	(17,497,904)	—	(3,784,202)	—
Net increase (decrease) in net assets from capital transactions	248,589,163	261,745,628	(734,345)	5,589,300
NET INCREASE (DECREASE) IN NET ASSETS	171,588,581	276,323,074	(1,032,787)	5,625,516
NET ASSETS:
Beginning of the period	276,323,074	—	5,625,516	—
End of the period	$447,911,655	$ 276,323,074	$4,592,729	$ 5,625,516
SHARES TRANSACTIONS
Shares sold	4,590,000	4,950,000	60,000	110,000
Shares redeemed	(290,000)	—	(80,000)	—
Total increase (decrease) in shares outstanding	4,300,000	4,950,000	(20,000)	110,000

(a)	Inception date of the Fund was June 5, 2025.
(b)	Inception date of the Fund was December 10, 2025.
(c)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

113

Statements of Changes in Net Assets(Continued)

	NEOS MLP & Energy Infrastructure High Income ETF		NEOS MSCI EAFE High Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,827,163	$18,060	$2,403,243	$630,915
Net realized gain (loss)	(987,561)	(6,706)	(1,391,859)	127,714
Net change in unrealized appreciation (depreciation)	34,650,955	8,121	5,182,408	332,860
Net increase (decrease) in net assets from operations	37,490,557	19,475	6,193,792	1,091,489
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(31,794,820)	(17,934)	(7,329,024)	(761,858)
From return of capital	—	(60,353)	—	—
Total distributions to shareholders	(31,794,820)	(78,287)	(7,329,024)	(761,858)
CAPITAL TRANSACTIONS:
Shares sold	654,851,819	34,050,511	141,404,573	47,726,916
Shares redeemed	(15,081,696)	—	(6,340,271)	(3,000,660)
Net increase (decrease) in net assets from capital transactions	639,770,123	34,050,511	135,064,302	44,726,256
NET INCREASE (DECREASE) IN NET ASSETS	645,465,860	33,991,699	133,929,070	45,055,887
NET ASSETS:
Beginning of the period	33,991,699	—	45,055,887	—
End of the period	$ 679,457,559	$ 33,991,699	$ 178,984,957	$ 45,055,887
SHARES TRANSACTIONS
Shares sold	11,990,000	680,000	2,720,000	950,000
Shares redeemed	(280,000)	—	(130,000)	(60,000)
Total increase (decrease) in shares outstanding	11,710,000	680,000	2,590,000	890,000

(a)	Inception date of the Fund was December 18, 2025.
(b)	Inception date of the Fund was September 17, 2025.
The accompanying notes are an integral part of these financial statements.

114

Statements of Changes in Net Assets(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF			NEOS Nasdaq-100® High Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period Ended September 1, 2024 to May 31, 2025(b)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$60,630	$90,404	$391,743	$2,083,176	$1,665,326	$1,389,012
Net realized gain (loss)	(20,746,490)	(8,930,556)	18,101,851	(630,796,659)	83,091,700	(8,302,415)
Net change in unrealized appreciation (depreciation)	49,311,652	46,347,770	8,918,498	2,074,585,491	505,916,146	106,976,891
Net increase (decrease) in net assets from operations	28,625,792	37,507,618	27,412,092	1,445,872,008	590,673,172	100,063,488
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,413,828)	(90,404)	(391,743)	(728,510,428)	(1,665,326)	(3,141,848)
From return of capital	—	(18,191,616)	(20,264,190)	—	(412,031,734)	(110,249,033)
Total distributions to shareholders	(16,413,828)	(18,282,020)	(20,655,933)	(728,510,428)	(413,697,060)	(113,390,881)
CAPITAL TRANSACTIONS:
Shares sold	27,150,884	27,198,587	3,095,511	5,919,484,211	6,019,014,822	1,602,338,104
Shares redeemed	(2,173,020)	(540,467)	(37,883,364)	(986,150,950)	(536,589,597)	(26,492,888)
ETF transaction fees (See Note 7)	—	—	—	—	—	1
Net increase (decrease) in net assets from capital transactions	24,977,864	26,658,120	(34,787,853)	4,933,333,261	5,482,425,225	1,575,845,217
NET INCREASE (DECREASE) IN NET ASSETS	37,189,828	45,883,718	(28,031,694)	5,650,694,841	5,659,401,337	1,562,517,824
NET ASSETS:
Beginning of the period	351,813,787	305,930,069	333,961,763	7,437,736,448	1,778,335,111	215,817,287
End of the period	$ 389,003,615	$ 351,813,787	$305,930,069	$ 13,088,431,289	$ 7,437,736,448	$1,778,335,111
SHARES TRANSACTIONS
Shares sold	500,000	510,000	60,000(c)	110,040,000	112,690,000	31,610,000
Shares redeemed	(40,000)	(10,000)	(740,019)(c)	(18,100,000)	(9,890,000)	(550,000)
Total increase (decrease) in shares outstanding	460,000	500,000	(680,019)(c)	91,940,000	102,800,000	31,060,000

(a)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
(b)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund (see Note 11).

(c)	As described in Note 5, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
The accompanying notes are an integral part of these financial statements.

115

Statements of Changes in Net Assets(Continued)

	NEOS Real Estate High Income ETF			NEOS Russell 2000® High Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)	Period Ended May 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)	Period Ended May 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$4,053,137	$2,040,679	$192,601	$2,087,903	$2,481,143	$646,140
Net realized gain (loss)	(7,421,848)	3,461,333	540,820	(17,862,134)	5,697,898	3,449,881
Net change in unrealized appreciation (depreciation)	17,775,791	(2,705,060)	46,887	141,254,009	38,217,583	11,226,268)
Net increase (decrease) in net assets from operations	14,407,080	2,796,952	780,308	125,479,778	46,396,624	(7,130,247)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(13,306,801)	(5,759,733)	(761,721)	(52,836,460)	(4,724,132)	(4,386,442)
From return of capital	—	(1,657,308)	(483,942)	—	(21,504,877)	(11,086,145)
Total distributions to shareholders	(13,306,801)	(7,417,041)	(1,245,663)	(52,836,460)	(26,229,009)	(15,472,587)
CAPITAL TRANSACTIONS:
Shares sold	107,086,927	133,665,316	48,777,779	549,008,993	281,714,820	213,767,286
Shares redeemed	—	(495,590)	—	(42,913,945)	(28,519,732)	(13,517,403)
Net increase (decrease) in net assets from capital transactions	107,086,927	133,169,726	48,777,779	506,095,048	253,195,088	200,249,883
NET INCREASE (DECREASE) IN NET ASSETS	108,187,206	128,549,637	48,312,424	578,738,366	273,362,703	177,647,049
NET ASSETS:
Beginning of the period	176,862,061	48,312,424	—	451,009,752	177,647,049	—
End of the period	$ 285,049,267	$ 176,862,061	$48,312,424	$ 1,029,748,118	$ 451,009,752	$177,647,049
SHARES TRANSACTIONS
Shares sold	2,170,000	2,680,000	970,000	10,820,000	5,840,000	4,330,000
Shares redeemed	—	(10,000)	—	(860,000)	(600,000)	(300,000)
Total increase (decrease) in shares outstanding	2,170,000	2,670,000	970,000	9,960,000	5,240,000	4,030,000

(a)	Inception date of the Fund was January 15, 2025.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
(c)	Inception date of the Fund was June 25, 2024.
The accompanying notes are an integral part of these financial statements.

116

Statements of Changes in Net Assets(Continued)

	NEOS S&P 500® Hedged Equity Income ETF			NEOS S&P 500® High Income ETF
	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)	Period Ended May 31, 2025(a)	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(b)	Year Ended May 31, 2025
OPERATIONS:
Net investment income (loss)	$74,280	$32,568	$1,285	$24,239,626	$17,910,660	$17,695,715
Net realized gain (loss)	(845,395)	83,092	(9,494)	(156,722,130)	11,982,053	(8,808,461)
Net change in unrealized appreciation (depreciation)	2,200,125	829,196	38,568	801,254,869	652,091,307	218,648,408
Net increase (decrease) in net assets from operations	1,429,010	944,856	30,359	668,772,365	681,984,020	227,535,662
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,006,801)	(32,568)	(1,285)	(524,124,440)	(17,910,660)	(17,695,715)
From return of capital	—	(447,436)	(17,205)	—	(361,137,471)	(285,789,094)
Total distributions to shareholders	(1,006,801)	(480,004)	(18,490)	(524,124,440)	(379,048,131)	(303,484,809)
CAPITAL TRANSACTIONS:
Shares sold	14,865,749	16,763,065	2,026,634	3,765,025,250	3,144,210,756	2,471,211,730
Shares redeemed	(2,230,638)	(1,091,918)	—	(366,928,969)	(244,665,544)	(82,301,293)
Net increase (decrease) in net assets from capital transactions	12,635,111	15,671,147	2,026,634	3,398,096,281	2,899,545,212	2,388,910,437
NET INCREASE (DECREASE) IN NET ASSETS	13,057,320	16,135,999	2,038,503	3,542,744,206	3,202,481,101	2,312,961,290
NET ASSETS:
Beginning of the period	18,174,502	2,038,503	—	6,899,340,170	3,696,859,069	1,383,897,779
End of the period	$ 31,231,822	$ 18,174,502	$2,038,503	$ 10,442,084,376	$ 6,899,340,170	$3,696,859,069
SHARES TRANSACTIONS
Shares sold	270,000	310,000	40,000	72,000,000	60,810,000	49,120,000
Shares redeemed	(40,000)	(20,000)	—	(7,010,000)	(4,710,000)	(1,740,000)
Total increase (decrease) in shares outstanding	230,000	290,000	40,000	64,990,000	56,100,000	47,380,000

(a)	Inception date of the Fund was April 3, 2025.
(b)	As of December 1, 2025 the Fund changed its fiscal and tax year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

117

NEOS Long/Short Equity Income ETF
Statement of Cash Flows
For the Period Ended June 30, 2026(a) (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(220,663)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Proceeds from sales of investments	16,087,010
Proceeds from securities sold short	5,416,288
Premiums received on written option contracts	112,687
Return of capital on securities sold short	(1,012)
Purchases to cover securities sold short	(6,182,973)
Purchases of investments	(14,245,132)
Net realized (gain) loss on securities sold short	355,663
Net realized (gain) loss in- kind redemptions	17,003
Net realized (gain) loss investments	14,175
Net realized (gain) loss distributions received form affiliated securities	—
Net realized (gain) loss on written option contracts expired or closed	(59,889)
Change in unrealized (appreciation) depreciation on securities sold short	29,328
Change in unrealized (appreciation) depreciation on written option contracts	(6,392)
Change in unrealized (appreciation) depreciation on investments	(116,002)
Amortization and accretion of premium and discount	(2,961)
Decrease in receivable for investment securities sold	3,288
Increase in payable to adviser	1,035
Decrease in dividend receivable	949
Decrease in payable for investments purchased	(1,992)
Decrease in dividends payable	(2,789)
Net cash used in operating activities	1,197,621
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from shares sold*	3,049,857
Cash payment for shares redeemed	(3,784,202)
Cash distributions paid to shareholders	(77,779)
Cash proceeds from transaction fees	—
Net cash provided by financing activities	(812,124)
Net change in cash	$385,497
CASH AND RESTRICTED CASH:
Beginning balance	927,089
Ending balance	$1,312,586
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$927,089
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Deposits at brokers for option contracts	$1,312,586

*	For standard in-kind capital transactions processed on days when liabilities exceed other assets the Fund will pay cash on shares sold and receive cash on shares redeemed.
(a)	Inception date of the Fund was December 10, 2025.

118

NEOS Bitcoin High Income ETF
Consolidated Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.97	$58.95	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.76	0.86
Net realized and unrealized gain (loss) on investments(c)	(12.63)	(6.80)	19.19
Total from investment operations	(12.29)	(6.04)	20.05
LESS DISTRIBUTIONS FROM:
Net investment income	(4.83)	(0.75)	(4.26)
Net realized gains	—	(4.22)	(0.33)
Return of capital	—	(3.97)	(6.51)
Total distributions	(4.83)	(8.94)	(11.10)
Net asset value, end of period	$26.85	$43.97	$58.95
TOTAL RETURN(d)	−30.14%	−12.50%	43.24%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$1,024,016	$987,605	$246,421
Ratio of expenses to average net assets(f)	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(f)	1.97%	2.39%	2.47%
Portfolio turnover rate(d)(g)	1%	10%	1%

(a)	Inception date of the Fund was October 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

119

NEOS Boosted Bitcoin High Income ETF
Consolidated Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.29
Net realized and unrealized gain (loss) on investments(c)	(13.46)
Total from investment operations	(13.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(7.19)
Total distributions	(7.19)
Net asset value, end of period	$29.64
TOTAL RETURN(d)	−30.11%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$85,377
Ratio of expenses to average net assets(f)	0.98%
Ratio of net investment income (loss) to average net assets(f)	1.84%
Portfolio turnover rate(d)(g)	0%(h)

(a)	Inception date of the Fund was February 3, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

120

NEOS Boosted Nasdaq-100® High Income ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	7.08
Total from investment operations	7.03
LESS DISTRIBUTIONS FROM:
Net investment income	(4.21)
Total distributions	(4.21)
Net asset value, end of period	$52.82
TOTAL RETURN(d)	15.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$253,545
Ratio of expenses to average net assets(e)	0.98%
Ratio of net investment income (loss) to average net assets(e)	(0.23)%
Portfolio turnover rate(d)(f)	12%

(a)	Inception date of the Fund was February 3, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

121

NEOS Boosted S&P 500® High Income ETF
Financial Highlights

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments(c)	3.00
Total from investment operations	3.06
LESS DISTRIBUTIONS FROM:
Net investment income	(3.42)
Total distributions	(3.42)
Net asset value, end of period	$49.64
TOTAL RETURN(d)	6.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$73,470
Ratio of expenses to average net assets(e)	0.98%
Ratio of net investment income (loss) to average net assets(e)	0.30%
Portfolio turnover rate(d)(f)	8%

(a)	Inception date of the Fund was February 3, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

122

NEOS Enhanced Income 1-3 Month T-Bill ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(g)	Year Ended May 31,		Period Ended May 31, 2023(a)
			2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$49.71	$49.72	$49.81	$50.05	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.81	1.09	2.17	2.49	1.73
Net realized and unrealized gain (loss) on investments(c)	0.45	0.36	0.44	0.34	0.32
Total from investment operations	1.26	1.45	2.61	2.83	2.05
LESS DISTRIBUTIONS FROM:
Net investment income	(1.18)	(1.10)	(2.17)	(2.61)	(1.31)
Net realized gains	—	(0.31)	(0.42)	(0.20)	(0.63)
Return of capital	—	(0.05)	(0.11)	(0.26)	(0.06)
Total distributions	(1.18)	(1.46)	(2.70)	(3.07)	(2.00)
Net asset value, end of period	$49.79	$49.71	$49.72	$49.81	$50.05
TOTAL RETURN(d)	2.56%	2.96%	5.39%	5.80%	4.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,408,096	$805,834	$504,177	$441,774	$100,109
Ratio of expenses to average net assets(e)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets(e)	3.29%	3.73%	4.35%	4.99%	4.58%
Portfolio turnover rate(d)(f)	0%	0%	0%	0%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

123

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$46.08	$45.65	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.97	1.14	0.92
Net realized and unrealized gain (loss) on investments(c)	(0.05)	0.99	(3.79)
Total from investment operations	0.92	2.13	(2.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.38)	(1.18)	(0.98)
Net realized gains	—	(0.36)	(0.02)
Return of capital	—	(0.16)	(0.48)
Total distributions	(1.38)	(1.70)	(1.48)
Net asset value, end of period	$45.62	$46.08	$45.65
TOTAL RETURN(d)	2.03%	4.68%	−5.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,422	$9,676	$2,739
Ratio of expenses to average net assets(e)	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets(e)	4.28%	4.15%	4.14%
Portfolio turnover rate(d)(f)	0%	0%	0%(g)

(a)	Inception date of the Fund was December 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

124

NEOS Enhanced Income Aggregate Bond ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Year Ended May 31,		Period Ended May 31, 2023(a)
			2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$47.52	$46.63	$46.62	$48.32	$49.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.65	1.10	1.46	1.27	0.78
Net realized and unrealized gain (loss) on investments(c)	0.24	1.38	1.22	(0.47)	(0.40)
Total from investment operations	0.89	2.48	2.68	0.80	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(1.37)	(1.11)	(1.78)	(1.46)	(0.72)
Net realized gains	—	(0.48)	(0.21)	(0.24)	(0.73)
Return of capital	—	—	(0.68)	(0.80)	(0.38)
Total distributions	(1.37)	(1.59)	(2.67)	(2.50)	(1.83)
Net asset value, end of period	$47.04	$47.52	$46.63	$46.62	$48.32
TOTAL RETURN(d)	1.89%	5.37%	5.85%	1.74%	0.85%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$182,027	$131,618	$86,727	$11,189	$1,933
Ratio of expenses to average net assets:
Before expense waivers(f)	0.58%	0.58%	0.58%	0.58%	0.58%
After expense waivers(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	2.79%	3.94%	3.10%	2.71%	2.14%
Portfolio turnover rate(d)(g)	0%	0%	1%	1%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses, if any, of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

125

NEOS Enhanced Income Credit Select ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)	Period September 1, 2024 to May 31, 2025(b)	Year Ended August 31,
				2024	2023	2022	2021
PER SHARE DATA:(c)
Net asset value, beginning of period	$50.27	$49.86	$52.60	$51.35	$52.25	$55.05	$52.95
INVESTMENT OPERATIONS:
Net investment income(d)	1.02	2.11	2.33	2.85	2.25	0.65	1.60
Net realized and unrealized gain (loss) on investments(e)	(0.03)	0.76	(1.36)	1.30	(1.30)	(2.00)	1.80
Total from investment operations	0.99	2.87	0.97	4.15	0.95	(1.35)	3.40
LESS DISTRIBUTIONS FROM:
Net investment income	(2.01)	(2.08)	(2.91)	(2.90)	(1.85)	(1.45)	(1.30)
Return of capital	—	(0.38)	(0.80)	—	—	—	—
Total distributions	(2.01)	(2.46)	(3.71)	(2.90)	(1.85)	(1.45)	(1.30)
Net asset value, end of period	$49.25	$50.27	$49.86	$52.60	$51.35	$52.25	$55.05
TOTAL RETURN(f)	2.01%	5.86%	1.89%	8.32%	1.86%	-2.49%	6.47%
SUPPLEMENTAL DATA AND RATIOS:(g)
Net assets, end of period (in thousands)	$224,305	$196,763	$139,801	$136,112	$133,238	$114,457	$62,659
Ratio of expenses to average net assets:
Before expense waivers(h)	0.65%	0.65%	0.73%	0.91%	0.89%	0.97%	1.05%
After expense waivers(h)	0.62%	0.61%	0.68%	0.90%	0.88%	0.97%	1.05%
Ratio of net investment income (loss) to average net assets(h)	4.15%	7.13%	6.08%	5.55%	4.31%	1.22%	2.99%
Portfolio turnover rate(f)(i)	178%	82%	348%	293%	879%	837%	337%

(a)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
(b)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund’ Institutional Shares inclusive of expense limitations.

(c)	Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective December 26, 2024.
(d)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(e)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

126

NEOS Ethereum High Income ETF
Consolidated Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.94	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.08
Net realized and unrealized gain (loss) on investments(c)	(19.93)	0.27
Total from investment operations	(19.57)	0.35
LESS DISTRIBUTIONS FROM:
Net investment income	(5.95)	(0.05)
Net realized gains	—	(0.29)
Return of capital	—	(1.07)
Total distributions	(5.95)	(1.41)
Net asset value, end of period	$23.42	$48.94
TOTAL RETURN(d)	−43.48%	0.74%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$62,753	$12,726
Ratio of expenses to average net assets(f)	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(f)	2.23%	2.05%
Portfolio turnover rate(d)(g)	4%	0%

(a)	Inception date of the Fund was December 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

127

NEOS Gold High Income ETF
Consolidated Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)(h)
PER SHARE DATA:
Net asset value, beginning of period	$55.82	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.55	0.68
Net realized and unrealized gain (loss) on investments(c)	(4.45)	8.99
Total from investment operations	(3.90)	9.67
LESS DISTRIBUTIONS FROM:
Net investment income	(3.50)	(0.66)
Net realized gains	—	(3.19)
Total distributions	(3.50)	(3.85)
Net asset value, end of period	$48.42	$55.82
TOTAL RETURN(d)	−7.83%	20.15%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$447,912	$276,323
Ratio of expenses to average net assets(f)	0.78%	0.78%
Ratio of net investment income (loss) to average net assets(f)	1.95%	2.18%
Portfolio turnover rate(d)(g)	3%	0%

(a)	Inception date of the Fund was June 5, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

128

NEOS Long/Short Equity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$51.14	$50.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.21	(0.09)
Net realized and unrealized gain (loss) on investments(c)	0.97	1.47
Total from investment operations	1.18	1.38
LESS DISTRIBUTIONS FROM:
Net investment income	(1.29)	—
Net realized gains	—	(0.18)
Return of capital	—	(0.06)
Total distributions	(1.29)	(0.24)
Net asset value, end of period	$51.03	$51.14
TOTAL RETURN(d)	2.46%	2.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,593	$5,626
Ratio of expenses to average net assets(e)	3.19%	5.59%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	2.21%	4.61%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(e)	0.88%	(2.83)%
Portfolio turnover rate(d)(f)	257%	19%

(a)	Inception date of the Fund was December 10, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

129

NEOS MLP & Energy Infrastructure High Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.99	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.52	0.18
Net realized and unrealized gain (loss) on investments(c)	8.37	0.46
Total from investment operations	8.89	0.64
LESS DISTRIBUTIONS FROM:
Net investment income	(4.04)	(0.15)
Return of capital	—	(0.50)
Total distributions	(4.04)	(0.65)
Net asset value, end of period	$54.84	$49.99
TOTAL RETURN(d)	18.13%	1.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$679,458	$33,992
Ratio of expenses to average net assets(e)	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	1.87%	9.47%
Portfolio turnover rate(d)(f)	14%	0%(g)

(a)	Inception date of the Fund was December 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

130

NEOS MSCI EAFE High Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.62	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.88	1.70
Net realized and unrealized gain (loss) on investments(c)	2.62	0.67
Total from investment operations	3.50	2.37
LESS DISTRIBUTIONS FROM:
Net investment income	(2.69)	(1.59)
Net realized gains	—	(0.16)
Total distributions	(2.69)	(1.75)
Net asset value, end of period	$51.43	$50.62
TOTAL RETURN(d)	7.08%	4.84%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$178,985	$45,056
Ratio of expenses to average net assets:
Before expense waivers(f)	0.68%	0.68%
After expense waivers(f)	0.61%	0.61%
Ratio of net investment income (loss) to average net assets(f)	3.49%	11.66%
Portfolio turnover rate(d)(g)	1%	0%(h)

(a)	Inception date of the Fund was September 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

131

NEOS Nasdaq-100® Hedged Equity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Period September 1, 2024 to May 31, 2025(a)	Year Ended August 31,
				2024	2023	2022	2021
PER SHARE DATA:(b)
Net asset value, beginning of period	$54.17	$51.03	$50.04	$42.52	$40.18	$57.22	$56.26
INVESTMENT OPERATIONS:
Net investment income(c)	0.01	0.01	0.06	0.10	0.10	0.04	0.04
Net realized and unrealized gain (loss) on investments(d)	4.20	6.03	4.26	11.04	5.34	(13.28)	5.18
Total from investment operations	4.21	6.04	4.32	11.14	5.44	(13.24)	5.22
LESS DISTRIBUTIONS FROM:
Net investment income	(2.45)	(0.01)	(0.06)	(0.12)	(0.10)	(0.04)	(0.04)
Return of capital	—	(2.89)	(3.27)	(3.50)	(3.00)	(3.76)	(4.22)
Total distributions	(2.45)	(2.90)	(3.33)	(3.62)	(3.10)	(3.80)	(4.26)
Net asset value, end of period	$55.93	$54.17	$51.03	$50.04	$42.52	$40.18	$57.22
TOTAL RETURN(e)	8.02%	12.03%	8.84%	27.26%	14.42%	−24.09%	9.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$389,004	$351,814	$305,930	$333,962	$426,227	$581,640	$582,300
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.03%	0.05%	0.16%	0.23%	0.24%	0.10%	0.07%
Portfolio turnover rate(e)(g)	5%	6%	18%	8%	34%	24%	10%

(a)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund. Prior to reorganization the Fund had an August 31 fiscal year end.

(b)	Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective February 20, 2025.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

132

NEOS Nasdaq-100® High Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Year Ended May 31, 2025	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$53.84	$50.32	$50.42	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.02	0.10	0.05
Net realized and unrealized gain (loss) on investments(c)	6.84	7.95	7.12	2.77
Total from investment operations	6.85	7.97	7.22	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(3.80)	(0.02)	(0.16)	—
Net realized gains	—	—	(0.11)	(0.04)
Return of capital	—	(4.43)	(7.05)	(2.36)
Total distributions	(3.80)	(4.45)	(7.32)	(2.40)
ETF transaction fees per share	—	—	—	0.00(d)
Net asset value, end of period	$56.89	$53.84	$50.32	$50.42
TOTAL RETURN(e)	13.36%	16.27%	15.18%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,088,431	$7,437,736	$1,778,335	$215,817
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.04%	0.06%	0.19%	0.30%
Portfolio turnover rate(e)(g)	18%	8%	22%	3%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

133

NEOS Real Estate High Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.59	$49.81	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.83	0.92	0.39
Net realized and unrealized gain (loss) on investments(c)	2.33	1.07	1.91
Total from investment operations	3.16	1.99	2.30
LESS DISTRIBUTIONS FROM:
Net investment income	(2.69)	(0.92)	(0.89)
Net realized gains	—	(1.57)	(0.63)
Return of capital	—	(0.72)	(0.97)
Total distributions	(2.69)	(3.21)	(2.49)
Net asset value, end of period	$49.06	$48.59	$49.81
TOTAL RETURN(d)	6.63%	4.00%	4.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$285,049	$176,862	$48,312
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	3.42%	3.17%	2.07%
Portfolio turnover rate(d)(f)	0%	1%	2%

(a)	Inception date of the Fund was January 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

134

NEOS Russell 2000® High Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.65	$44.08	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.40	0.29
Net realized and unrealized gain (loss) on investments(c)	8.38	8.20	0.90
Total from investment operations	8.53	8.60	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	(3.63)	(0.42)	(2.44)
Net realized gains	—	(0.31)	(1.00)
Return of capital	—	(3.30)	(3.67)
Total distributions	(3.63)	(4.03)	(7.11)
Net asset value, end of period	$53.55	$48.65	$44.08
TOTAL RETURN(d)	18.24%	20.07%	2.04%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$1,029,748	$451,010	$177,647
Ratio of expenses to average net assets:
Before expense waivers(f)	0.68%	0.68%	0.68%
After expense waivers(f)	0.62%	0.60%	0.58%
Ratio of net investment income (loss) to average net assets(f)	0.58%	1.43%	0.65%
Portfolio turnover rate(d)(g)	8%	0%	2%

(a)	Inception date of the Fund was June 25, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends of the underlying exchange traded funds in which the Fund invests.

(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

135

NEOS S&P 500® Hedged Equity Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(h)	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$55.07	$50.96	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.18	0.06
Net realized and unrealized gain (loss) on investments(c)	2.70	6.39	1.49
Total from investment operations	2.86	6.57	1.55
LESS DISTRIBUTIONS FROM:
Net investment income	(2.16)	(0.16)	(0.04)
Return of capital	—	(2.30)	(0.55)
Total distributions	(2.16)	(2.46)	(0.59)
Net asset value, end of period	$55.77	$55.07	$50.96
TOTAL RETURN(d)	5.30%	13.10%	3.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,232	$18,175	$2,039
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.60%	0.59%	0.70%
Portfolio turnover rate(d)(f)	1%	1%	0%(g)

(a)	Inception date of the Fund was April 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
(h)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

136

NEOS S&P 500® High Income ETF
Financial Highlights

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(g)	Year Ended May 31,		Period Ended May 31, 2023(a)
			2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$52.49	$49.07	$49.50	$48.23	$49.67
INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.18	0.37	0.44	0.49
Net realized and unrealized gain (loss) on investments(c)	3.67	6.88	5.35	6.71	2.34
Total from investment operations	3.82	7.06	5.72	7.15	2.83
LESS DISTRIBUTIONS FROM:
Net investment income	(3.15)	(0.17)	(0.36)	(0.79)	(0.44)
Net realized gains	—	—	—	(0.32)	(1.40)
Return of capital	—	(3.47)	(5.79)	(4.77)	(2.43)
Total distributions	(3.15)	(3.64)	(6.15)	(5.88)	(4.27)
Net asset value, end of period	$53.16	$52.49	$49.07	$49.50	$48.23
TOTAL RETURN(d)	7.56%	14.75%	12.01%	15.79%	6.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,442,084	$6,899,340	$3,696,859	$1,383,898	$25,563
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(e)	0.57%	0.59%	0.74%	0.91%	1.37%
Portfolio turnover rate(d)(f)	7%	1%	2%	14%	21%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	As of December 1, 2025 the Fund changed its fiscal and tax reporting year end to December 31 from May 31. The period represents activity from June 1, 2025 to December 31, 2025.
The accompanying notes are an integral part of these financial statements.

137

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”) was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of nineteen operational exchange-traded funds: NEOS Bitcoin High Income ETF, NEOS Boosted Bitcoin High Income ETF, NEOS Boosted Nasdaq-100® ETF, NEOS Boosted S&P 500® High Income ETF, NEOS Enhanced Income 1-3 Year T-Bill ETF, NEOS Enhanced 20+ Year Treasury Bond ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Ethereum High Income ETF, NEOS Gold High Income ETF, NEOS Long/Short Equity Income ETF, NEOS MLP & Energy Infrastructure High Income ETF, NEOS MSCI EAFE High Income ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF (collectively, the “Funds” or individually, a “Fund”).
The investment objective and classification of each Fund is:

Fund	Investment Objective	Classification
NEOS Bitcoin High Income ETF	Seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to Bitcoin.	Non-diversified
NEOS Boosted Bitcoin High Income ETF	Seeks to boost performance by generating high monthly income with the potential for appreciation based on exposure to exchange-traded products (“ETPs”) that have direct exposure to Bitcoin.	Non-diversified
NEOS Boosted Nasdaq-100® High Income ETF	Seeks to boost performance by generating high monthly income in a tax efficient manner with the potential for enhanced equity appreciation in rising markets.	Diversified
NEOS Boosted S&P 500® High Income ETF	Seeks to boost performance by generating high monthly income in a tax efficient manner with the potential for enhanced equity appreciation in rising markets.	Non-diversified
NEOS Enhanced Income 1-3 Month T-Bill ETF	Seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income 20+ Year Treasury Bond ETF	Seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income Aggregate Bond ETF	Seeks to generate monthly income in a tax efficient manner.	Diversified
NEOS Enhanced Income Credit Select ETF	Seeks total return from income and capital appreciation while providing a tax efficient monthly income.	Diversified
NEOS Ethereum High Income ETF	Seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to Ether.	Non-diversified
NEOS Gold High Income ETF	Seeks to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to gold.	Non-diversified

138

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

Fund	Investment Objective	Classification
NEOS Long/Short Equity Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Non-diversified
NEOS MLP & Energy Infrastructure High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Non-diversified
NEOS MSCI EAFE High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified
NEOS Nasdaq-100® Hedged Equity Income ETF	Seeks to generate monthly income in a tax efficient manner.	Non-diversified
NEOS Nasdaq-100® High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Non-diversified
NEOS Real Estate High Income ETF	Seeks to generate high monthly income with the potential for equity appreciation.	Non-diversified
NEOS Russell 2000® High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified
NEOS S&P 500® Hedged Equity Income ETF	Seeks high monthly income in a tax efficient manner with a measure of downside protection.	Diversified
NEOS S&P 500® High Income ETF	Seeks to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.	Diversified

NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., EST. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Fund is valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

139

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Options traded on an exchange (other than Flexible Exchange (“FLEX”) options) are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 p.m. EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
FLEX Options are generally valued at the Delta-Adjusted at Close (“DAC”) price, if available. If no DAC price is available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service. If there is no Theoretical price for the valuation day available, FLEX Options shall be valued at the last sale price on the exchange on which they principally trade. In the event no price can be obtained from a Pricing Service, no exchange pricing or no DAC pricing is available, the value shall be determined in accordance with the procedures discussed in the next paragraph. Shares of Controlled Foreign Corporations (“CFCs”) held by the NEOS Bitcoin High Income ETF, NEOS Boosted Bitcoin High Income ETF, NEOS Ethereum High Income ETF and NEOS Gold High Income ETF are valued at their net asset value per share.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of June 30, 2026, there were two securities within the NEOS S&P 500® High Income ETF and one within NEOS S&P 500® Hedged Equity Income ETF that were fair valued by the Adviser and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

140

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2026:
NEOS Bitcoin High income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$247,567,479	$—	$—	$247,567,479
Purchased Options	—	77,588,000	—	77,588,000
U.S. Treasury Bills	—	766,055,341	—	766,055,341
Money Market Funds	11,220,245	—	—	11,220,245
Total Investments	$258,787,724	$843,643,341	$—	$1,102,431,065
Liabilities:
Investments:
Written Options	$—	$(77,884,600)	$—	$(77,884,600)
Total Investments	$—	$(77,884,600)	$—	$(77,884,600)

NEOS Boosted Bitcoin High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$20,752,087	$—	$—	$20,752,087
Purchased Options	—	10,738,000	—	10,738,000
U.S. Treasury Bills	—	62,168,647	—	62,168,647
Money Market Funds	982,879	—	—	982,879
Total Investments	$21,734,966	$72,906,647	$—	$94,641,613
Liabilities:
Investments:
Written Options	$—	$(10,620,800)	$—	$(10,620,800)
Total Investments	$—	$(10,620,800)	$—	$(10,620,800)

NEOS Boosted Nasdaq-100® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$238,139,749	$—	$—	$238,139,749
Purchased Options	—	6,978,270	—	6,978,270
Money Market Funds	3,288,420	—	—	3,288,420
Total Investments	$241,428,169	$6,978,270	$—	$248,406,439
Liabilities:
Investments:
Written Options	$—	$(8,725,275)	$—	$(8,725,275)
Total Investments	$—	$(8,725,275)	$—	$(8,725,275)

141

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NEOS Boosted S&P 500® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$71,083,684	$—	$—	$71,083,684
Purchased Options	—	1,344,720	—	1,344,720
Real Estate Investment Trusts	1,217,125	—	—	1,217,125
Contingent Value Rights	—	—	0	0
Money Market Funds	1,238,845	—	—	1,238,845
Total Investments	$73,539,654	$1,344,720	$0	$74,884,374
Liabilities:
Investments:
Written Options	$—	$(1,718,495)	$—	$(1,718,495)
Total Investments	$—	$(1,718,495)	$—	$(1,718,495)

NEOS Enhanced Income 1-3 Month T-Bill ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$118,500	$—	$118,500
U.S. Treasury Bills	—	1,396,292,458	—	1,396,292,458
Money Market Funds	12,233,779	—	—	12,233,779
Total Investments	$12,233,779	$1,396,410,958	$—	$1,408,644,737
Liabilities:
Investments:
Written Options	$—	$(220,410)	$—	$(220,410)
Total Investments	$—	$(220,410)	$—	$(220,410)

NEOS Enhanced Income 20+ Year Treasury Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$—	$15,894,031	$—	$15,894,031
Purchased Options	—	1,610	—	1,610
Money Market Funds	240,549	—	—	240,549
Total Investments	$240,549	$15,895,641	$—	$16,136,190
Liabilities:
Investments:
Written Options	$—	$(3,465)	$—	$(3,465)
Total Investments	$—	$(3,465)	$—	$(3,465)

142

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NEOS Enhanced Income Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$180,376,195	$—	$—	$180,376,195
Purchased Options	—	18,860	—	18,860
Money Market Funds	1,741,444	—	—	1,741,444
Total Investments	$182,117,639	$18,860	$—	$182,136,499
Liabilities:
Investments:
Written Options	$—	$(40,590)	$—	$(40,590)
Total Investments	$—	$(40,590)	$—	$(40,590)

NEOS Enhanced Income Credit Select ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$214,417,640	$—	$ —	$214,417,640
Purchased Options	—	23,230	—	23,230
Money Market Funds	9,982,908	—	—	9,982,908
Total Investments	$224,400,548	$23,230	$—	$224,423,778
Liabilities:
Investments:
Written Options	$—	$(49,995)	$—	$(49,995)
Total Investments	$—	$(49,995)	$—	$(49,995)

NEOS Ethereum High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$15,189,618	$—	$ —	$15,189,618
Purchased Options	—	6,084,045	—	6,084,045
U.S. Treasury Bills	—	47,474,970	—	47,474,970
Money Market Funds	714,763	—	—	714,763
Total Investments	$15,904,381	$53,559,015	$—	$69,463,396
Liabilities:
Investments:
Written Options	$—	$(6,667,265)	$—	$(6,667,265)
Total Investments	$—	$(6,667,265)	$—	$(6,667,265)

143

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NEOS Gold High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$108,206,539	$—	$ —	$108,206,539
Purchased Options	—	18,437,622	—	18,437,622
U.S. Treasury Bills	—	336,041,066	—	336,041,066
Money Market Funds	4,998,317	—	—	4,998,317
Total Investments	$113,204,856	$354,478,688	$—	$467,683,544
Liabilities:
Investments:
Written Options	$—	$(20,302,954)	$—	$(20,302,954)
Total Investments	$—	$(20,302,954)	$—	$(20,302,954)

NEOS Long/Short Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,806,511	$—	$ —	$5,806,511
Purchased Options	—	460	—	460
Money Market Funds	7,370	—	—	7,370
Total Investments	$5,813,881	$460	$—	$5,814,341
Liabilities:
Investments:
Common Stocks	$(2,267,986)	$—	$—	$(2,267,986)
Real Estate Investment Trusts	(263,447)	—	—	(263,447)
Written Options	—	(990)	—	(990)
Total Investments	$(2,531,433)	$(990)	$—	$(2,532,423)

NEOS MLP & Energy Infrastructure High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$671,911,002	$—	$—	$671,911,002
Money Market Funds	9,323,607	—	—	9,323,607
Total Investments	$681,234,609	$—	$—	$681,234,609
Liabilities:
Investments:
Written Options	$—	$(2,917,458)	$—	$(2,917,458)
Total Investments	$—	$(2,917,458)	$—	$(2,917,458)

144

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NEOS MSCI EAFE High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$176,328,230	$—	$—	$176,328,230
Money Market Funds	3,477,936	—	—	3,477,936
Total Investments	$179,806,166	$—	$—	$179,806,166
Liabilities:
Investments:
Written Options	$—	$(1,508,800)	$—	$(1,508,800)
Total Investments	$—	$(1,508,800)	$—	$(1,508,800)

NEOS Nasdaq-100 Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$386,977,242	$—	$ —	$386,977,242
Purchased Options	—	7,047,865	—	7,047,865
Money Market Funds	2,604,618	—	—	2,604,618
Total Investments	$389,581,860	$7,047,865	$—	$396,629,725
Liabilities:
Investments:
Written Options	$—	$(9,101,185)	$—	$(9,101,185)
Total Investments	$—	$(9,101,185)	$—	$(9,101,185)

NEOS Nasdaq-100® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,078,122,879	$—	$ —	$13,078,122,879
Money Market Funds	53,059,210	—	—	53,059,210
Total Investments	$13,131,182,089	$—	$—	$13,131,182,089
Liabilities:
Investments:
Written Options	$—	$(109,587,060)	$—	$(109,587,060)
Total Investments	$—	$(109,587,060)	$—	$(109,587,060)

145

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NEOS Real Estate High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts	$268,511,018	$—	$—	$268,511,018
Common Stocks	15,446,519	—	—	15,446,519
Money Market Funds	1,675,853	—	—	1,675,853
Total Investments	$285,633,390	$—	$—	$285,633,390
Liabilities:
Investments:
Written Options	$—	$(1,827,360)	$—	$(1,827,360)
Total Investments	$—	$(1,827,360)	$—	$(1,827,360)

NEOS Russell 2000® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,033,715,605	$—	$—	$1,033,715,605
Money Market Funds	7,712,122	—	—	7,712,122
Total Investments	$1,041,427,727	$—	$—	$1,041,427,727
Liabilities:
Investments:
Written Options	$—	$(9,814,375)	$—	$(9,814,375)
Total Investments	$—	$(9,814,375)	$—	$(9,814,375)

NEOS S&P 500® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$30,467,383	$—	$ —	$30,467,383
Real Estate Investment Trusts	575,146	—	—	575,146
Purchased Options	—	166,870	—	166,870
Contingent Value Rights	—	—	0	0
Money Market Funds	220,546	—	—	220,546
Total Investments	$31,263,075	$166,870	$0	$31,429,945
Liabilities:
Investments:
Written Options	$—	$(272,070)	$—	$(272,070)
Total Investments	$—	$(272,070)	$—	$(272,070)

146

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NEOS S&P 500® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,208,853,962	$—	$—	$10,208,853,962
Real Estate Investment Trusts	179,926,727	—	—	179,926,727
Contingent Value Rights	—	—	0	0
Money Market Funds	56,205,614	—	—	56,205,614
Total Investments	$10,444,986,303	$—	$0	$10,444,986,303
Liabilities:
Investments:
Written Options	$—	$(65,353,100)	$—	$(65,353,100)
Total Investments	$—	$(65,353,100)	$—	$(65,353,100)

Refer to the Schedule of Investments for the further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS Boosted S&P 500® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended June 30, 2026.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the oversight of the Board of Trustees for restricted securities or Level 3 investments as of June 30, 2026 for the NEOS S&P 500® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF are as follows:
NEOS Boosted S&P 500® Hedged Equity Income ETF

Description	Fair Value as of 6/30/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
TPG, Inc. Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

NEOS S&P 500® Hedged Equity Income ETF

Description	Fair Value as of 6/30/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00
TPG, Inc. Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
These Level 3 securities were received through corporate actions. The securities are being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, these securities are being priced at zero.

147

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NEOS S&P 500® High Income ETF

Description	Fair Value as of 6/30/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00
Abiomed Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$35.00
TPG, Inc. Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
These Level 3 securities were received through corporate actions. The securities are being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, these securities are being priced at zero.

B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (L). for further derivative disclosures and Note 2 (H). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (L). for further derivative disclosures and Note 2 (H). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D.
Real Estate Investment Trusts (“REITs”). Certain Funds may invest in REITs. REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

148

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Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on available estimates. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
E.
Master Limited Partnerships (“MLPs”). Under normal circumstances, the NEOS MLP & Energy Infrastructure High Income ETF invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The Fund will be a limited partner (or a member) in the MLPs in which it invests. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Thus, the MLPs themselves generally do not pay U.S. federal income taxes, but investors (like the Fund) that hold interests in MLPs are generally subject to tax on their allocable shares of the MLPs’ income and gains. Currently, most MLPs operate in the energy and/or natural resources sectors.

To qualify as a MLP and not to be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of minerals or other natural resources. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Cash that is distributed in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis.
Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by the underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. Individuals and certain other non-corporate investors will be entitled to a 20% deduction against taxable income allocated from direct investments in MLPs. Neither the Fund directly nor the Fund’s shareholders indirectly will be entitled to this deduction with respect to the Fund’s MLP investments.
F.
Short Sales. The NEOS Long/Short Equity Income ETF enters into short sales. A short sale is a transaction in which the Fund sells a security it does not own to a buyer. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period

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of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.
The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.
The expenses of the Fund, include Dividend, Interest and Brokerage Expenses for Short Positions because the Fund engages in short sales as a primary investment strategy and the Fund incurs such an expense when it sells securities short. When the Fund engages in short sales, it will normally incur two types of expenses, each of which increase the Fund’s expense ratio: borrowing expenses and dividend expenses.
In connection with a short sale, the Fund may receive interest income from the investment of cash collateral received in connection with a short sale or be charged a fee on borrowed stock. These income and fee amounts are calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. The amounts of such income or fees are recorded as “Interest income on securities sold short” (for income received) and “Borrowing expense on securities sold short” (for fees charged) on the Fund’s Statement of Operations.
The Fund incurs dividend expenses until the borrowed stock is returned to the lender. These expenses are paid to the lender of the stock and are based upon the amount of any dividends declared on the stock during the time the securities are on loan to the Fund. Having sold the borrowed stock, the Fund does not itself collect the dividends, and thus has a net expense payable to the lender. This payment is recorded as “Dividend expense on securities sold short” on the Fund’s financial statements. Short sale dividend expenses generally reduce the market value of the stock by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the stock sold short.
The Fund is required to comply with the derivatives rule when it engages in short sales.
G.
Basis for Consolidation. The NEOS Bitcoin High Income ETF, NEOS Boosted Bitcoin High Income ETF, NEOS Ethereum High Income ETF, and NEOS Gold High Income ETF, and each may invest up to 25% of its respective total assets in the NEOS Bitcoin High Income Portfolio CFC, NEOS Boosted Bitcoin High Income Portfolio CFC, NEOS Ethereum High Income Portfolio CFC, NEOS Gold High Income Portfolio CFC, respectively each, a subsidiary that is wholly-owned by its respective Fund and organized under the laws of the Cayman Islands (a “Subsidiary”). Each Subsidiary may directly invest without limitation in Spot Bitcoin ETPs for the NEOS Bitcoin High Income Portfolio CFC and NEOS Boosted Bitcoin High Income Portfolio CFC, in Spot Ether ETPs for the NEOS Ethereum High Income ETF, and in Gold ETPs for the NEOS Gold High Income Portfolio CFC; however, each Subsidiary will comply with the same derivatives rule requirements under the 1940 Act when viewed on a consolidated basis with its respective Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals). Each Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets. Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to each Subsidiary, but does not receive separate compensation.

Each Subsidiary is not registered under the 1940 Act but is subject to certain protections of the 1940 Act with respect to the Funds, as described in each Fund’s Prospectus and Statement of Additional Information. Each Fund’s investments in a Subsidiary are subject to the investment policies and restrictions of the respective Fund, including those related to leverage, collateral and liquidity. In addition, the valuation and brokerage policies of the Funds are applied to the Subsidiary. Each Fund’s investments in a Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because each Fund is the sole investor in each

150

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
respective Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of its respective Fund and its shareholders. The financial information of each Subsidiary has been consolidated into its respective Fund’s consolidated financial statements. The NEOS Bitcoin High Income ETF, NEOS Boosted Bitcoin High Income ETF, NEOS Ethereum High Income ETF, and NEOS Gold High Income ETF had 18.99%, 16.33%, 16.50%, and 20.02%, respectively, of its respective total assets invested in each respective Subsidiary as of June 30, 2026.
Each Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Subsidiary’s net income and capital gains, if any, will be included each year in each Fund’s investment company taxable income.
H.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

I.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

J.
Federal Income Taxes. Each Fund qualifies or intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. However; the previous three year’s tax returns remain open for examination. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2026. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

K.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. Distributions are recorded on ex-date.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
L.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

151

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For the period ended June 30, 2026, the Funds’ average derivative volume is described below:

	Average Volume of Derivative Activity During the Period Ended June 30, 2026
	Investments	Written Options
NEOS Bitcoin High Income ETF	$17,971,643	$9,819,553
NEOS Boosted Bitcoin High Income ETF	1,360,614	701,238
NEOS Boosted Nasdaq-100® High Income ETF	55,656,850	46,655,580
NEOS Boosted S&P 500® High Income ETF	19,705,405	18,376,114
NEOS Enhanced Income 1-3 Month T-Bill ETF	277,382,035	277,382,035
NEOS Enhanced Income 20+ Year Treasury Bond ETF	4,038,027	4,038,027
NEOS Enhanced Income Aggregate Bond ETF	54,697,673	54,697,673
NEOS Enhanced Income Credit Select ETF	71,590,612	71,590,612
NEOS Ethereum High Income ETF	28,701,591	18,875,561
NEOS Gold High Income ETF	308,096,585	169,056,392
NEOS Long/Short Equity Income ETF	962,586	962,586
NEOS MLP & Energy Infrastructure High Income ETF	—	162,578,417
NEOS MSCI EAFE High Income ETF	—	43,786,508
NEOS Nasdaq-100® Hedged Equity Income ETF	360,957,530	314,074,824
NEOS Nasdaq-100® High Income ETF	—	2,764,672,412
NEOS Real Estate High Income ETF	—	85,668,583
NEOS Russell 2000® High Income ETF	—	224,199,021
NEOS S&P 500® Hedged Equity Income ETF	25,528,153	21,898,242
NEOS S&P 500® High Income ETF	—	2,677,169,781

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2026:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at Value
NEOS Bitcoin High Income ETF	$77,588,000	$77,884,600
NEOS Boosted Bitcoin High Income ETF	10,738,000	10,620,800
NEOS Boosted Nasdaq-100® High Income ETF	6,978,270	8,725,275
NEOS Boosted S&P 500® High Income ETF	1,344,720	1,718,495
NEOS Enhanced Income 1-3 Month T-Bill ETF	118,500	220,410
NEOS Enhanced Income 20+ Year Treasury Bond ETF	1,610	3,465
NEOS Enhanced Income Aggregate Bond ETF	18,860	40,590
NEOS Enhanced Income Credit Select ETF	23,230	49,995
NEOS Ethereum High Income ETF	6,084,045	6,667,265
NEOS Gold High Income ETF	18,437,622	20,302,954
NEOS Long/Short Equity Income ETF	460	990
NEOS MLP & Energy Infrastructure High Income ETF	—	2,917,458
NEOS MSCI EAFE High Income ETF	—	1,508,800
NEOS Nasdaq-100® Hedged Equity Income ETF	7,047,865	9,101,185

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NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at Value
NEOS Nasdaq-100® High Income ETF	$—	$109,587,060
NEOS Real Estate High Income ETF	—	1,827,360
NEOS Russell 2000® High Income ETF	—	9,814,375
NEOS S&P 500® Hedged Equity Income ETF	166,870	272,070
NEOS S&P 500® High Income ETF	—	65,353,100

Statement of Operations
The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income*		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income**
	Investments	Written Options	Investments	Written Options
NEOS Bitcoin High Income ETF	$(193,844,986)	$(109,013,622)	$920,395	$1,086,039
NEOS Boosted Bitcoin High Income ETF	(15,164,218)	(7,301,244)	213,208	61,626
NEOS Boosted Nasdaq-100® High Income ETF	7,140,360	(7,559,735)	(143,560)	(60,868)
NEOS Boosted S&P 500® High Income ETF	1,385,729	(1,175,690)	(35,809)	6,455
NEOS Enhanced Income 1-3 Month T-Bill ETF	(10,147,082)	18,951,845	(477,430)	1,134,547
NEOS Enhanced Income 20+ Year Treasury Bond ETF	(152,190)	299,616	(7,121)	21,946
NEOS Enhanced Income Aggregate Bond ETF	(2,093,641)	4,161,380	(83,805)	259,384
NEOS Enhanced Income Credit Select ETF	(2,737,012)	5,459,753	(103,650)	321,968
NEOS Ethereum High Income ETF	(12,647,795)	(8,638,531)	(19,323)	(63,119)
NEOS Gold High Income ETF	(20,856,496)	(22,576,155)	(4,020)	(6,766)
NEOS Long/Short Equity Income ETF	(30,354)	59,889	(2,055)	6,392
NEOS MLP & Energy Infrastructure High Income ETF	—	(809,009)	—	(82,194)
NEOS MSCI EAFE High Income ETF	—	(1,379,764)	—	(104,994)
NEOS Nasdaq-100® Hedged Equity Income ETF	(13,633,906)	(24,982,713)	(16,930)	142,829
NEOS Nasdaq-100® High Income ETF	—	(666,582,887)	—	1,242,919
NEOS Real Estate High Income ETF	—	(6,401,327)	—	(5,714)
NEOS Russell 2000® High Income ETF	—	(23,102,606)	—	168,784
NEOS S&P 500® Hedged Equity Income ETF	(577,236)	(680,099)	4,959	2,506
NEOS S&P 500® High Income ETF	—	(209,180,306)	—	1,292,212

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

153

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
M.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions, and the treatment of earnings from the subsidiary. For the year ended December 31, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
NEOS Bitcoin High Income ETF	$5,534,923	$(5,534,923)
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—
NEOS Enhanced Income Aggregate Bond ETF	—	—
NEOS Enhanced Income Credit Select ETF	67,188	(67,188)
NEOS Ethereum High Income ETF	—	—
NEOS Gold High Income ETF	—	—
NEOS Long/Short Equity Income ETF	—	—
NEOS MLP & Energy Infrastructure High Income ETF	—	—
NEOS MSCI EAFE High Income ETF	(42,954)	42,954
NEOS Nasdaq-100® Hedged Equity Income ETF	(217,806)	217,806
NEOS Nasdaq-100® High Income ETF	(160,525,389)	160,525,389
NEOS Real Estate High Income ETF	(71,956)	71,956
NEOS Russell 2000® High Income ETF	(3,821,750)	3,821,750
NEOS S&P 500® Hedged Equity Income ETF	(222,727)	222,727
NEOS S&P 500® High Income ETF	(89,521,958)	89,521,958

N.
Fund of Funds Structure. The NEOS Enhanced Income Aggregate Bond ETF (BNDI), NEOS Enhanced Income Credit Select ETF (HYBI), NEOS MSCI EAFE High Income ETF (NIHI) and NEOS Russell 2000® High Income ETF (IWMI) are considered each to be a fund of funds. Investments in ETFs subject the funds to paying its proportionate share of fees and expenses from those investments. In addition, under the 1940 Act, the funds are subject to restrictions that may limit the amount of any particular ETF that each Fund may own. Since each Fund is a “fund of funds,” the cost of investing in each fund will generally be higher than the cost of investing directly in ETFs. By investing in each fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which each fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

O.
Dividend Recognition. Each Fund records the dividends it receives from underlying investments as dividends receivable (asset) and dividend income (income) on ex-dividend date. On pay-date, cash is received from the dividend payment and the dividends receivable account is relieved.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and performs certain clerical, bookkeeping and administrative services.

154

NOTES TO THE FINANCIAL STATEMENTS
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Pursuant to the Investment Advisory Agreement, each of Fund pays the Advisor a monthly unitary management fee at an annual rate of:

NEOS Bitcoin High Income ETF	0.98%
NEOS Boosted Bitcoin High Income ETF	0.98%
NEOS Boosted Nasdaq-100® High Income ETF	0.98%
NEOS Boosted S&P 500® High Income ETF	0.98%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.38%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.58%
NEOS Enhanced Income Aggregate Bond ETF	0.58%
NEOS Enhanced Income Credit Select ETF	0.65%
NEOS Ethereum High Income ETF	0.98%
NEOS Gold High Income ETF	0.78%
NEOS Long/Short Equity Income ETF	0.98%
NEOS MLP & Energy Infrastructure High Income ETF	0.68%
NEOS MSCI EAFE High Income ETF	0.68%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.68%
NEOS Nasdaq-100® High Income ETF	0.68%
NEOS Real Estate High Income ETF	0.68%
NEOS Russell 2000® High Income ETF	0.68%
NEOS S&P 500® Hedged Equity Income ETF	0.68%
NEOS S&P 500® High Income ETF	0.68%

For the period ended June 30, 2026, each Fund incurred management fees of:

NEOS Bitcoin High Income ETF	$5,146,307
NEOS Boosted Bitcoin High Income ETF	$137,957
NEOS Boosted Nasdaq-100® High Income ETF	$383,638
NEOS Boosted S&P 500® High Income ETF	$135,231
NEOS Enhanced Income 1-3 Month T-Bill ETF	$1,970,905
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$36,599
NEOS Enhanced Income Aggregate Bond ETF	$459,822
NEOS Enhanced Income Credit Select ETF	$680,691
NEOS Ethereum High Income ETF	$225,434
NEOS Gold High Income ETF	$1,536,450
NEOS Long/Short Equity Income ETF	$14,760
NEOS MLP & Energy Infrastructure High Income ETF	$1,389,202
NEOS MSCI EAFE High Income ETF	$467,988
NEOS Nasdaq-100® Hedged Equity Income ETF	$1,216,859
NEOS Nasdaq-100® High Income ETF	$33,790,960
NEOS Real Estate High Income ETF	$805,735
NEOS Russell 2000® High Income ETF	$2,427,069
NEOS S&P 500® Hedged Equity Income ETF	$84,408
NEOS S&P 500® High Income ETF	$28,901,855

Additionally, for the period ended June 30, 2026, the Adviser waived $25,423, $26,698, $49,161, and $224,785 of management fees with respect to the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF.
Under the unitary fee arrangement set forth in the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired

155

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
For the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment- related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58%, 0.68%, 0.68%, and 0.68%, respectively. This contractual agreement is in place through May 1, 2027 for each Fund. Contractual agreements may not be terminated prior to these dates except by the Board.
The NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF each have agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from each Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. For the period ended June 30, 2026 NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS MSCI EAFE High Income ETF, and NEOS Russell 2000® High Income ETF did not reimburse expenses to the Adviser.
As of June 30, 2026, the amounts eligible for repayment and the associated periods of expiration are as follows:

	Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Expires December 31, 2029	Total Eligible for Recoupment
NEOS Enhanced Income Aggregate Bond ETF	$675	$6,555	$29,486	$25,423	$62,139
NEOS Enhanced Income Credit Select ETF	N/A	12,855	47,684	26,698	87,237
NEOS MSCI EAFE High Income ETF	N/A	N/A	3,856	49,161	53,017
NEOS Russell 2000® High Income Fund ETF	N/A	32,878	208,607	224,785	466,270

Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
As of June 30, 2026, Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provided the Trust with its Principal Financial Officer.
As of June 30, 2026, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor and received no fees from the Trust for serving as officers.

156

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 4 – PURCHSES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term investments, securities sold short, U.S. government securities, and in-kind transactions, during the period ended June 30, 2026, were as follows:

	Purchases	Sales
NEOS Bitcoin High Income ETF	$116,557,653	$2,941,491
NEOS Boosted Bitcoin High Income ETF	25,467,806	52,603
NEOS Boosted Nasdaq-100® High Income ETF	13,273,974	18,329,236
NEOS Boosted S&P 500® High Income ETF	4,708,202	3,241,969
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	67,043
NEOS Enhanced Income Aggregate Bond ETF	468,421	—
NEOS Enhanced Income Credit Select ETF	334,705,380	307,912,387
NEOS Ethereum High Income ETF	20,419,964	466,056
NEOS Gold High Income ETF	56,740,326	2,436,638
NEOS Long/Short Equity Income ETF	14,025,868	10,342,807
NEOS MLP & Energy Infrastructure High Income ETF	55,228,805	81,894,153
NEOS MSCI EAFE High Income ETF	1,000,682	9,840,329
NEOS Nasdaq-100® Hedged Equity Income ETF	1,769,749,349	1,799,875,589
NEOS Nasdaq-100® High Income ETF	18,376,548	71,391,805
NEOS Real Estate High Income ETF	—	15,327,800
NEOS Russell 2000® High Income ETF	159,641,859	76,661,581
NEOS S&P 500® Hedged Equity Income ETF	166,802	2,081,634
NEOS S&P 500® High Income ETF	1,078,544,858	609,808,079

The costs of purchases and sales of in-kind transactions, during the period ended June 30, 2026, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Bitcoin High Income ETF	$—	$—
NEOS Boosted Bitcoin High Income ETF	—	—
NEOS Boosted Nasdaq-100® High Income ETF	234,556,000	10,509,664
NEOS Boosted S&P 500® High Income ETF	68,758,258	1,337,525
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	7,577,673	891,572
NEOS Enhanced Income Aggregate Bond ETF	53,574,773	2,783,893
NEOS Enhanced Income Credit Select ETF	4,872,751	—
NEOS Ethereum High Income ETF	—	—
NEOS Gold High Income ETF	—	—
NEOS Long/Short Equity Income ETF	—	4,577,303
NEOS MLP & Energy Infrastructure High Income ETF	647,422,962	14,061,361
NEOS MSCI EAFE High Income ETF	141,147,935	6,300,263
NEOS Nasdaq-100® Hedged Equity Income ETF	4,306,586,865	677,536,877
NEOS Nasdaq-100® High Income ETF	26,338,809	2,163,221
NEOS Real Estate High Income ETF	107,072,281	—
NEOS Russell 2000® High Income ETF	501,181,411	32,445,872
NEOS S&P 500® Hedged Equity Income ETF	14,403,664	2,155,472
NEOS S&P 500® High Income ETF	2,481,228,118	250,820,886

157

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The costs of purchases and sales of U.S. Government securities, excluding short-term securities, during the period ended June 30, 2026, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Bitcoin High Income ETF	$—	$—
NEOS Boosted Bitcoin High Income ETF	—	—
NEOS Boosted Nasdaq-100® High Income ETF	—	—
NEOS Boosted S&P 500® High Income ETF	—	—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	7,577,673	958,615
NEOS Enhanced Income Aggregate Bond ETF	—	—
NEOS Enhanced Income Credit Select ETF	50,994,023	50,633,438
NEOS Ethereum High Income ETF	—	—
NEOS Gold High Income ETF	—	—
NEOS Long/Short Equity Income ETF	—	—
NEOS MLP & Energy Infrastructure High Income ETF	—	—
NEOS MSCI EAFE High Income ETF	—	—
NEOS Nasdaq-100® Hedged Equity Income ETF	—	—
NEOS Nasdaq-100® High Income ETF	—	—
NEOS Real Estate High Income ETF	—	—
NEOS Russell 2000® High Income ETF	—	—
NEOS S&P 500® Hedged Equity Income ETF	—	—
NEOS S&P 500® High Income ETF	—	—

NOTE 5 – REVERSE SHARE SPLITS
Effective December 26, 2024, NEOS Enhanced Income Credit Select ETF underwent a 1-for-5 reverse share split and cusip change.
Effective February 20, 2025, NEOS Nasdaq-100® Hedged Equity Income ETF underwent a 1-for-2 reverse share split and cusip change.
The effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

158

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the period ended June 30, 2026 and the year ended December 31, 2025, are as follows:

	Period Ended June 30, 2026
	Ordinary Income	Long Term Capital Gain	Return of Capital
NEOS Bitcoin High Income ETF	$145,489,245	$—	$—
NEOS Boosted Bitcoin High Income ETF	$5,501,839	$—	$—
NEOS Boosted Nasdaq-100® High Income ETF	$7,528,835	$—	$—
NEOS Boosted S&P 500® High Income ETF	$2,195,830	$—	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	$24,517,301	$—	$—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$381,182	$—	$—
NEOS Enhanced Income Aggregate Bond ETF	$4,587,716	$—	$—
NEOS Enhanced Income Credit Select ETF	$8,506,947	$—	$—
NEOS Ethereum High Income ETF	$8,398,295	$—	$—
NEOS Gold High Income ETF	$24,762,868	$—	$—
NEOS Long/Short Equity Income ETF	$77,779	$—	$—
NEOS MLP & Energy Infrastructure High Income ETF	$31,794,820	$—	$—
NEOS MSCI EAFE High Income ETF	$7,329,024	$—	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$16,413,828	$—	$—
NEOS Nasdaq-100® High Income ETF	$728,510,428	$—	$—
NEOS Real Estate High Income ETF	$13,306,801	$—	$—
NEOS Russell 2000® High Income ETF	$52,836,460	$—	$—
NEOS S&P 500® Hedged Equity Income ETF	$1,006,801	$—	$—
NEOS S&P 500® High Income ETF	$524,124,440	$—	$—

	Period Ended December 31, 2025
	Ordinary Income	Long Term Capital Gain(a)	Return of Capital
NEOS Bitcoin High Income ETF	$61,072,056	$—	$48,893,912
NEOS Enhanced Income 1-3 Month T-Bill ETF	$15,730,864	$2,716,701	$515,401
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$152,185	$33,243	$19,579
NEOS Enhanced Income Aggregate Bond ETF	$2,944,339	$677,914	$—
NEOS Enhanced Income Credit Select ETF	$6,477,716	$—	$1,195,890
NEOS Ethereum High Income ETF	$29,761	$30,919	$193,079
NEOS Gold High Income ETF	$7,258,606	$1,732,116	$—
NEOS Long/Short Equity Income ETF	$12,939	$1,527	$4,505
NEOS MLP & Energy Infrastructure High Income ETF	$17,934	$—	$60,353
NEOS MSCI EAFE High Income ETF	$686,108	$75,750	$—
NEOS Nasdaq-100® Hedged Equity Income ETF	$90,404	$—	$18,191,616
NEOS Nasdaq-100® High Income ETF	$1,665,326	$—	$412,031,734
NEOS Real Estate High Income ETF	$5,525,538	$234,195	$1,657,308
NEOS Russell 2000® High Income ETF	$3,378,338	$1,345,794	$21,504,877
NEOS S&P 500® Hedged Equity Income ETF	$32,568	$—	$447,436
NEOS S&P 500® High Income ETF	$17,910,660	$—	$361,137,471

(a)
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2025.

159

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At December 31, 2025, the following funds did not have any late year losses and deferred, on a tax basis, post October losses of:

	Ordinary Income	Short-Term	Long-Term
NEOS Bitcoin High Income ETF	$—	$159,713,554	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—	—
NEOS Enhanced Income Aggregate Bond ETF	—	—	—
NEOS Enhanced Income Credit Select ETF	—	—	—
NEOS Ethereum High Income ETF	—	—	—
NEOS Gold High Income ETF	—	—	—
NEOS Long/Short Equity Income ETF	—	—	—
NEOS MLP & Energy Infrastructure High Income ETF	—	—	—
NEOS MSCI EAFE High Income ETF	—	13,776	20,663
NEOS Nasdaq-100® Hedged Equity Income ETF	—	—	—
NEOS Nasdaq-100® High Income ETF	—	—	—
NEOS Real Estate High Income ETF	—	—	—
NEOS Russell 2000® High Income ETF	—	—	—
NEOS S&P 500® Hedged Equity Income ETF	—	—	—
NEOS S&P 500® High Income ETF	—	—	—

Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2025, the following capital loss carryforwards were available:

	Short Term	Long Term	Total
NEOS Bitcoin High Income ETF	$—	$—	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—	—
NEOS Enhanced Income 20+ Year Treasury Bond ETF	—	—	—
NEOS Enhanced Income Aggregate Bond ETF	—	—	—
NEOS Enhanced Income Credit Select ETF	2,754,890	—	2,754,890
NEOS Ethereum High Income ETF	—	—	—
NEOS Gold High Income ETF	—	—	—
NEOS Long/Short Equity Income ETF	—	—	—
NEOS MLP & Energy Infrastructure High Income ETF	6,227	—	6,227
NEOS MSCI EAFE High Income ETF	—	—	—
NEOS Nasdaq-100® Hedged Equity Income ETF	93,318,891	106,745,498	200,064,389
NEOS Nasdaq-100® High Income ETF	20,749,971	32,885,857	53,635,828
NEOS Real Estate High Income ETF	—	—	—
NEOS Russell 2000® High Income ETF	—	—	—
NEOS S&P 500® Hedged Equity Income ETF	44,365	81,628	125,993
NEOS S&P 500® High Income ETF	40,422,360	68,183,775	108,606,135

The NEOS Enhanced Income Credit Select ETF utilized $1,992,905 in capital loss carry forwards in the current year.

160

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
As of December 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS Bitcoin High Income ETF	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income 20+ Year Treasury Bond ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF	NEOS Ethereum High Income ETF	NEOS Gold High Income ETF	NEOS Long/Short Equity Income ETF
Federal income tax cost of investments, including short positions*	$1,030,038,716	$805,751,425	$9,755,388	$130,955,531	$197,494,707	$10,703,622	$248,999,609	$4,658,990
Aggregate gross unrealized appreciation	1,944,140	167,740	1,039	1,203,200	1,262,770	72,603	7,567,384	142,029
Aggregate gross unrealized (depreciation)	(38,194,453)	—	(249,796)	(530,168)	(2,132,974)	(71,032)	(107,693)	(101,308)
Net unrealized appreciation (depreciation)	(36,250,313)	167,740	(248,757)	673,032	(870,204)	1,571	7,459,691	40,721
Undistributed ordinary income	—	—	—	—	—	—	—	—
Undistributed long term capital gains	—	—	—	64,722	—	—	7,117,755	—
Distributable earnings	—	—	—	—	—	—	—	—
Accumulated capital and other gain/(loss)	(159,713,554)	—	—	—	(2,754,890)	(1)	—	(1)
Total distributable earnings (accumulated loss)	(195,963,867)	167,740	(248,757)	737,754	(3,625,094)	1,570	14,577,446	40,720

	NEOS MLP & Energy Infrastructure High Income ETF	NEOS MSCI EAFE High Income ETF	NEOS Nasdaq-100® Hedged Equity Income ETF	NEOS Nasdaq-100® High Income ETF	NEOS Real Estate High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® Hedged Equity Income ETF	NEOS S&P 500® High Income ETF
Federal income tax cost of investments, including short positions*	$33,841,872	$44,879,481	$214,814,283	$6,801,886,410	$177,883,413	$422,408,181	$17,275,462	$5,912,901,031
Aggregate gross unrealized appreciation	131,637	427,478	152,694,362	856,823,953	6,766,848	28,619,252	1,386,662	1,170,523,630
Aggregate gross unrealized (depreciation)	(123,834)	(106,363)	(17,704,737)	(277,598,164)	(9,782,998)	(2,943,497)	(540,005)	(223,571,458)
Net unrealized appreciation (depreciation)	7,803	321,115	134,989,625	579,225,789	(3,016,150)	25,675,755	846,657	946,952,172
Undistributed ordinary income	—	—	—	—	—	—	—	—
Undistributed long term capital gains	—	—	—	—	—	—	—	—
Distributable earnings	—	—	—	—	—	—	—	—
Accumulated capital and other gain/(loss)	(6,262)	(34,438)	(200,065,882)	(54,098,790)	—	1	(128,022)	(108,907,441)
Total distributable earnings (accumulated loss)	1,541	286,677	(65,076,257)	525,126,999	(3,016,150)	25,675,756	718,635	838,044,731

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, passive foreign investment companies (PFICs), and 1256 contracts.
The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). The adoption of this standard affected only the financial statement disclosures and had no impact on the Funds’ financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid. For the period ended June 30, 2026, Management determined that the income taxes paid by the Funds were not significant.

161

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fee for all the Funds is $300 except for the NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF which is $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the NEOS Enhanced Income 1-3 Month T-Bill ETF and NEOS Enhanced Income Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc., shares of the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Ethereum High Income ETF, NEOS Gold High Income ETF, NEOS Long/Short Equity Income ETF, NEOS MLP & Energy Infrastructure High Income ETF, NEOS MSCI EAFE High Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, and NEOS S&P 500® High Income ETF are listed and traded on the Cboe BZX Exchange, Inc. and shares of the NEOS Boosted Bitcoin High Income ETF, NEOS Boosted S&P 500® High Income ETF, NEOS Boosted Nasdaq-100® High Income ETF, NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, and NEOS Nasdaq-100® High Income ETF are listed and traded on Nasdaq Stock Market LLC (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors do not qualify as Authorized Participants. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser does not own more than 25% of the voting securities of any of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment in one or more Funds could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 10 – INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

162

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 11 – FUND REORGANIZATIONS
The NEOS Enhanced Income Credit Select ETF (the “Fund”) acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a mutual fund series of the WST Investment Trust (the “Predecessor Fund”) in a tax-free reorganization on September 27, 2024. Effective September 27, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is December 31. Operations prior to September 27, 2024, were for the Predecessor Fund.

NEOS Enhanced Income Credit Select ETF	Before Reorganization	After Reorganization
Net Assets	$136,224,607	$136,224,607
Shares Outstanding	12,970,040	12,970,040
Net Asset Value Per Share	$10.50	$10.50
Net Unrealized Appreciation	$4,528,644	$4,528,644

The NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund”) acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. Effective November 11, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Predecessor Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes and book purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is December 31. Operations prior to November 11, 2024, were for the Predecessor Fund.

NEOS Nasdaq-100® Hedged Equity Income ETF	Before Reorganization	After Reorganization
Net Assets	$336,883,218	$336,883,218
Shares Outstanding	12,800,000	12,800,000
Net Asset Value Per Share	$26.32	$26.32
Net Unrealized Appreciation	$102,143,631	$102,143,631

NOTE 12 – SEGMENT REPORTING
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s Chief Operating Decision Maker (“CODM”) is the Fund’s Principal Executive Officer and Chief Operating Officer at the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.

163

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 13 – SUBSEQUENT EVENTS
On August 12, 2026, The Goldman Sachs Group, Inc. announced an agreement to acquire 100% of NEOS Investments LLC, subject to regulatory approval and other customary closing conditions. NEOS Investments LLC is the parent company of NEOS Investment Management, LLC, which is the investment adviser to the Funds. Once the transaction is complete, the business will be wholly owned under Goldman Sachs Asset Management, L.P., and the investment management and service providers will remain the same. It is expected that NEOS Investments LLC employees will join Goldman Sachs Asset Management, L.P., with minimal disruption to operations. The transaction is expected to close in the first quarter of 2027.
Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued and has determined there were no other subsequent events requiring recognition or disclosure in the financial statements.

164

OTHER NON-AUDITED INFORMATION
June 30, 2026 (Unaudited)
TAX INFORMATION
For the period ended December 31, 2025, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Ethereum High Income ETF	0.00%
NEOS Gold High Income ETF	0.00%
NEOS Long/Short Equity Income ETF	0.00%
NEOS MLP & Energy Infrastructure High Income ETF .	0.00%
NEOS MSCI EAFE High Income ETF	81.31%
NEOS Nasdaq-100® Hedged Equity Income ETF	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	67.23%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 were as follows:

NEOS Bitcoin High Income ETF	0.00%
NEOS Enhanced Income 1-3 Month T-Bill ETF	0.00%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Ethereum High Income ETF	0.00%
NEOS Gold High Income ETF	0.00%
NEOS Long/Short Equity Income ETF	0.00%
NEOS MLP & Energy Infrastructure High Income ETF	0.00%
NEOS MSCI EAFE High Income ETF	77.60%
NEOS Nasdaq-100® Hedged Equity Income ETF	100.00%
NEOS Nasdaq-100® High Income ETF	100.00%
NEOS Real Estate High Income ETF	0.00%
NEOS Russell 2000® High Income ETF	61.80%
NEOS S&P 500® Hedged Equity Income ETF	100.00%
NEOS S&P 500® High Income ETF	100.00%

165

OTHER NON-AUDITED INFORMATION
June 30, 2026 (Unaudited)(Continued)
For the period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Bitcoin High Income ETF	84.93%
NEOS Enhanced Income 1-3 Month T-Bill ETF	11.51%
NEOS Enhanced Income 20+ Year Treasury Bond ETF	14.51%
NEOS Enhanced Income Aggregate Bond ETF	16.82%
NEOS Enhanced Income Credit Select ETF	0.00%
NEOS Ethereum High Income ETF	69.27%
NEOS Gold High Income ETF	81.28%
NEOS Long/Short Equity Income ETF	100.00%
NEOS MLP & Energy Infrastructure High Income ETF	0.00%
NEOS MSCI EAFE High Income ETF	7.41%
NEOS Nasdaq-100® Hedged Equity Income ETF	0.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS Real Estate High Income ETF	63.25%
NEOS Russell 2000® High Income ETF	26.56%
NEOS S&P 500® Hedged Equity Income ETF	0.00%
NEOS S&P 500® High Income ETF	0.00%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.neosfunds.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (866)-498-5677, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-498-5677 or by accessing the website of the SEC.

166

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

167

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained in this report.

168

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $75,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

169

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.
Response: September 9, 2025 NEOS ETF Trust Board of Trustees Meeting
On September 9, 2025, under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and NEOS Boosted S&P 500® High Income ETF (“Boosted S&P 500®), NEOS Boosted Nasdaq-100® High Income ETF (“Boosted Nasdaq-100®”), NEOS Boosted Bitcoin High Income ETF (“Boosted Bitcoin”) (each, a “New ETF” and collectively, the “New ETFs”). The Independent Trustees requested, and NEOS Investment Management, LLC (“NEOS”) provided, such information as the Independent Trustees deemed reasonably necessary to evaluate the Advisory Agreement. The Board including the Independent Trustees of the Board, reviewed: (i) the nature and quality of the advisory services to be provided by NEOS, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the New ETFs, noting that the New ETFs had not yet launched; (iii) the proposed fees and expenses of the New ETFs; (iv) the anticipated profitability of the New ETFs to NEOS; (v) potential economies of scale; (vi) possible fall-out benefits to NEOS and its affiliates (i.e., the ancillary benefits realized by NEOS and its affiliates from NEOS’s relationship with the New ETFs); and (vii) possible conflicts of interest. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions and its conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service. The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement. The Board reviewed the background information of NEOS’ key investment professionals who would be servicing the New ETFs, noting their satisfaction with the individuals’ educations and wide range of industry experience from serving in high level asset management positions. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETFs, including: its adherence to each New ETF’s investment strategy and limitations, voting the proxies the securities held by the New ETFs, oversight of, and its role in the creation of custom or redemption baskets for authorized participants, the daily valuation of each New ETF’s portfolio holdings including its role as Valuation Designee for the New ETFs; general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETFs. The Board observed that NEOS would utilize a rules-based systematic process to make investment decisions and implement the options strategy for each New ETF. The Board also considered that NEOS would oversee day-to-day operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board determined that NEOS could be expected to provide high quality service to the New ETFs and their respective shareholders.

170

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
Performance. Because the New ETFs had not yet commenced operations, the Board was not able to review the New ETFs’ past performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses. With respect to Boosted S&P 500®, Boosted Nasdaq-100®, and Boosted Bitcoin, the Board observed that NEOS proposed a unitary fee of 0.98% of each New ETF’s average daily net assets. The Board discussed that the proposed advisory fee and net expense ratio for Boosted S&P 500® and Boosted Nasdaq-100® were higher than the averages of their peer groups, and that although the proposed advisory fee for Bitcoin Boosted was higher than its peer group average, the net expense ratio was lower than the peer group average. The Board agreed that comparing each Boosted ETF’s advisory fee to the total expense ratios of the funds in its respective peer group was appropriate considering that NEOS would pay substantially all of the expenses of the Boosted ETFs under the unitary fee arrangement. The Board considered NEOS’ explanation that the complexity of the additional options overlay to enhance the returns of each Boosted ETF added to its costs of implementing the strategies. Given these considerations, the Board concluded that NEOS’s proposed advisory fee for each Boosted ETF was not unreasonable.
Economies of Scale. The Board discussed NEOS’s asset projections for each New ETF and acknowledged NEOS’ position that economies of scale were unlikely to be realized for any of the New ETFs within the near future. The Board noted NEOS’ statement regarding the challenges involved with attempting to forecast future growth and fee levels and agreed that it would continue to monitor the New ETFs’ asset levels and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to each New ETF based on profitability projections and analysis prepared by NEOS and the selected financial information of NEOS provided by NEOS to the Board. The Board observed that NEOS did not expect to earn profit from advising Boosted S&P 500® or Boosted Nasdaq-100® in the first year and expected a negligible profit in connection with managing Boosted Bitcoin in the first year. The Board observed that NEOS expected to earn a reasonable profit, in terms of actual dollars and percentage, in the second year of each New ETF. After further discussion, the Board concluded the anticipated profits from NEOS’ relationship with each New ETF would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that approval of the advisory agreement was in the best interest of each New ETF and its future shareholders.

171

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Reports

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	September 3, 2026

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	September 3, 2026